                       GENERAL AMERICAN CAPITAL COMPANY

[PHOTO]

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                        ANNUAL REPORT DECEMBER 31, 2001

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

                       GENERAL AMERICAN CAPITAL COMPANY

                                                                  February 2002

Dear Shareholder:

We are pleased to provide you with the Annual Report for General American Capital Company, covering financial results through December 31, 2001. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company and other affiliated insurance companies.

This report contains financial data and management commentary organized by fund so that you can see each fund's total picture in one place.

As an added service, General American Life now offers electronic delivery of your variable annuity and variable life annual and semi-annual reports, prospectuses, and other informational documents. With electronic delivery, you can view and save your documents on-line, rather than receive them in the mail. If you're interested in going "paperless", see the front cover of this report for instructions on how to enroll today!

We hope you find this report informative. Thank you for choosing our investment funds.

                                          /s/ Matthew P. McCauley
                                          Matthew P. McCauley
                                          President

              General American Capital Company S&P 500 Index Fund

Management Discussion

For the year ended December 31, 2001, the S&P 500 Index Fund returned -12.0%. The S&P 500 Index was down 11.9%. Lower corporate profits and weak economic data drove stock valuations down for most of the year. The events of September 11/th sent the equity market to its low for the year, however it staged a 11.0% rally by year end. For the year the best performing sectors were Technology, Consumer Cyclicals, and Transportation. The worst performing sectors were Communication Services and Utilities. Small Cap (S&P 600, 6.55%) and Mid Cap (S&P 400, -0.60%) Indices both outperformed the S&P 500 Index. On a 5-year basis, the Fund returned 10.5% versus 10.7% for the Index. /

Growth of $10,000 Investment



                                    [CHART]

                S&P 500 Index Fund        S&P 500 Composite
1991                    10000                   10000
1992                    10745                   10761
1993                    11801                   11843
1994                    11937                   11999
1995                    16336                   16502
1996                    20075                   20289
1997                    26660                   27055
1998                    34164                   34787
1999                    41192                   42106
2000                    37629                   38276
2001                    33113                   33730


Average Annual Returns

                                              S&P 500 INDEX FUND
     Periods Ended December 31, 2001 1 year  5 years 10 years Life of Fund

       Average Annual Returns (*)    (12.0%)  10.5%   12.7%      11.8%

        * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.


              Past performance is no assurance of future results.

                                    GACC-3

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001


            -------------------------------------------------------
                                                          Market
            Common Stocks                      Shares     Value
            -------------------------------------------------------
            Aerospace & Defense (1.61%)
              Goodrich Corporation               5,300 $    141,086
              General Dynamics Corp.            10,400      828,256
              Honeywell International, Inc.     41,525    1,404,376
              Lockheed Martin Corp.             22,406    1,045,688
              Northrop Grumman Corp.             5,600      564,536
              Raytheon Co.                      19,800      642,906
              Rockwell Collins, Inc.             8,750      170,625
              Textron, Inc.                      7,300      302,658
              The Boeing Co.                    44,880    1,740,446
              TRW, Inc.                          6,400      237,056
              United Technologies Corp.         24,300    1,570,509
                                                       ------------
                                                          8,648,142
                                                       ------------
            Air Travel (0.20%)
              AMR Corp.                          6,900      152,973
              Delta Air Lines, Inc.              6,300      184,338
              Southwest Airlines Co.            38,855      718,040
              U.S. Airways Group, Inc. (b)       2,600       16,484
                                                       ------------
                                                          1,071,835
                                                       ------------
            Aluminum (0.40%)
              Alcan Aluminum, Ltd. (ADR)        16,125      579,371
              Alcoa, Inc.                       44,404    1,578,562
                                                       ------------
                                                          2,157,933
                                                       ------------
            Apparel & Textiles (0.27%)
              Jones Apparel Group, Inc. (b)      6,000      199,020
              Liz Claiborne, Inc.                2,800      139,300
              NIKE, Inc. (Class B)              14,000      787,360
              Reebok International, Ltd. (b)     3,000       79,500
              VF Corp.                           5,800      226,258
                                                       ------------
                                                          1,431,438
                                                       ------------
            Automobiles (0.71%)
              Ford Motor Co.                    93,300    1,466,676
              General Motors Corp.              28,350    1,377,810
              Harley Davidson, Inc.             15,600      847,236
              Navistar International Corp. (b)   3,200      126,400
                                                       ------------
                                                          3,818,122
                                                       ------------
            Auto Parts (0.23%)
              Cooper Tire & Rubber Co. (b)       2,900       46,284
              Dana Corp.                         6,887       95,592
              Delphi Automotive Systems
                Corp.                           28,083      383,614
              Goodyear Tire & Rubber Co.         7,172      170,765
              Johnson Controls, Inc.             4,500      363,375
              Snap-On, Inc.                      3,000      100,980
              Visteon Corp.                      6,706      100,858
                                                       ------------
                                                          1,261,468
                                                       ------------
            Banks (7.91%)
              AmSouth Bancorporation            18,850      356,265
              Bank of America Corp.             82,245    5,177,323

             ------------------------------------------------------
                                                          Market
             Common Stocks                     Shares     Value
             ------------------------------------------------------
             Banks (continued)
               Bank of New York Co., Inc.       37,900 $  1,546,320
               Bank One Corp.                   60,213    2,351,318
               BB&T Corp.                       22,600      816,086
               Charter One Financial, Inc.      10,681      289,989
               Citigroup, Inc.                 258,767   13,062,558
               Comerica, Inc.                    9,200      527,160
               Fifth Third Bancorp              29,681    1,820,336
               FleetBoston Financial Corp.      55,818    2,037,357
               Golden West Financial Corp.       8,200      482,570
               Huntington Bancshares, Inc.      12,476      214,462
               Keycorp                          21,800      530,612
               Mellon Financial Corp.           24,500      921,690
               National City Corp.              30,900      903,516
               Northern Trust Corp.             11,500      692,530
               Regions Financial Corp.          11,700      350,298
               SouthTrust Corp.                 17,200      424,324
               Sun Trust Banks, Inc.            15,100      946,770
               Synovus Financial Corp.          14,600      365,730
               Union Planters Corp.              7,100      320,423
               US Bancorp                       97,443    2,039,482
               Wachovia Corp.                   72,392    2,270,213
               Wells Fargo & Co.                88,230    3,833,594
               Zions Bancorp                     5,000      262,900
                                                       ------------
                                                         42,543,826
                                                       ------------
             Biotechnology (0.26%)
               Forest Laboratories, Inc. (b)     9,100      745,745
               Genzyme Corp. (b)                11,000      658,460
                                                       ------------
                                                          1,404,205
                                                       ------------
             Building & Construction (0.15%)
               Crane Co.                         3,050       78,202
               Fluor Corp.                       4,300      160,820
               Masco Corp.                      23,600      578,200
                                                       ------------
                                                            817,222
                                                       ------------
             Business Services (2.43%)
               Allied Waste Industries, Inc.     9,600      134,976
               Automatic Data Processing, Inc.  32,200    1,896,580
               Avery Dennison Corp.              5,900      333,527
               Cendant Corp. (b)                48,742      955,831
               Cintas Corp.                      8,700      417,600
               Concord EFS, Inc. (b)            24,900      816,222
               Convergys Corp. (b)               8,800      329,912
               Deluxe Corp.                      3,800      158,004
               Electronic Data Systems Corp.    24,200    1,658,910
               Equifax, Inc.                     6,400      154,560
               First Data Corp.                 20,100    1,576,845
               Fiserv, Inc. (b)                  9,650      408,388
               H&R Block, Inc.                   9,400      420,180

                                  (continued)

                                    GACC-4

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

             ------------------------------------------------------
                                                          Market
             Common Stocks                     Shares     Value
             ------------------------------------------------------
             Business Services (continued)
               IMS Health, Inc.                 14,800 $    288,748
               Interpublic Group of Cos.        19,300      570,122
               Paychex, Inc.                    19,100      665,635
               Pitney Bowes, Inc.               12,700      477,647
               R.R. Donnelley & Sons Co.         6,000      178,140
               Robert Half International, Inc.   9,000      240,300
               Ryder System, Inc.                2,100       46,515
               Sabre Holdings Corp.              6,832      289,335
               Waste Management, Inc.           32,335    1,031,810
                                                       ------------
                                                         13,049,787
                                                       ------------
             Chemicals (1.32%)
               Air Products & Chemicals, Inc.   11,800      553,538
               Ashland, Inc.                     3,800      175,104
               Dow Chemical Co.                 46,249    1,562,291
               E. I. du Pont de Nemours         53,917    2,292,012
               Eastman Chemical Co.              4,175      162,908
               Ecolab, Inc.                      6,900      277,725
               Engelhard Corp.                   6,750      186,840
               FMC Corp. (b)                     1,700      101,150
               Great Lakes Chemical Corp.        1,600       38,848
               Hercules, Inc.                    4,800       48,000
               PPG Industries, Inc.              8,700      449,964
               Praxair, Inc.                     8,300      458,575
               Rohm & Haas Co.                  11,371      393,778
               Sigma Aldrich                     4,100      161,581
               Vulcan Materials Co.              5,400      258,876
                                                       ------------
                                                          7,121,190
                                                       ------------
             Communications (3.17%)
               Altera Corp.                     19,700      418,034
               Analog Devices, Inc. (b)         18,300      812,337
               Ciena Corp. (b)                  16,500      236,115
               Cisco Systems, Inc. (b)         375,000    6,791,250
               Dell Computer Corp. (b)         133,900    3,639,402
               EMC Corp. (b)                   112,650    1,514,016
               Motorola, Inc.                  112,106    1,683,832
               Qualcomm, Inc. (b)               39,200    1,979,600
                                                       ------------
                                                         17,074,586
                                                       ------------
             Communication Services (4.58%)
               ALLTEL Corp.                     16,200    1,000,026
               AOL Time Warner, Inc.           227,840    7,313,664
               Citizens Communications Co.      14,300      152,438
               Clear Channel
                 Communications (b)             30,300    1,542,573
               Comcast Corp. (b)                48,800    1,756,800
               Meredith Corp.                    2,600       92,690
               Nextel Communications, Inc. (b)  39,100      428,536
               Omnicom Group, Inc.               9,600      857,760
               SBC Communications, Inc.        172,978    6,775,548

             ------------------------------------------------------
                                                          Market
             Common Stocks                     Shares     Value
             ------------------------------------------------------
             Communication Services (continued)
               TMP Worldwide, Inc.               5,500 $    235,950
               Univision Communications,
                 Inc. (b)                       10,200      412,692
               Viacom, Inc. (Class B)           91,688    4,048,025
                                                       ------------
                                                         24,616,702
                                                       ------------
             Computers & Business Equipment (5.00%)
               ADC Telecommunications,
                 Inc.                           40,000      184,000
               Andrew Corp.                      3,300       72,237
               Apple Computer, Inc.             17,700      387,630
               Autodesk, Inc.                    2,900      108,083
               Broadcom Corp.                   13,000      531,310
               Citrix Systems, Inc. (b)          8,900      201,674
               Compaq Computer Corp.            86,724      846,426
               Conexant Systems, Inc.           12,200      175,192
               Gateway, Inc. (b)                16,300      131,052
               Hewlett Packard Co.              99,300    2,039,622
               International Business
                 Machines Corp.                 89,080   10,775,117
               Lexmark International, Inc. (b)   6,600      389,400
               Linear Technology Corp.          16,400      640,256
               LSI Logic Corp.                  18,400      290,352
               Lucent Technologies, Inc.       174,929    1,100,303
               Micron Technology, Inc.          30,600      948,600
               National Semiconductor Corp.      8,900      274,031
               NCR Corp.                         5,200      191,672
               Network Appliance, Inc.          16,500      360,855
               Novellus Systems, Inc.            7,300      287,985
               Palm, Inc.                       28,444      110,363
               PMC-Sierra, Inc.                  7,800      165,828
               QLogic Corp.                      4,700      209,197
               Sun Microsystems, Inc.          166,700    2,050,410
               Symbol Technologies, Inc.        11,100      176,268
               Tellabs, Inc. (b)                21,000      314,160
               Teradyne, Inc.                    9,000      271,260
               Texas Instruments, Inc.          89,300    2,500,400
               Vitesse Semiconductor Corp.       8,800      109,384
               Xerox Corp.                      35,250      367,305
               Xilinx, Inc.                     16,900      659,945
                                                       ------------
                                                         26,870,317
                                                       ------------
             Conglomerates (4.95%)
               General Electric Co.            511,000   20,480,880
               ITT Industries, Inc.              4,700      237,350
               Tyco International, Ltd.         99,859    5,881,695
                                                       ------------
                                                         26,599,925
                                                       ------------
             Containers & Glass (0.08%)
               Bemis, Inc.                       2,800      137,704
               Pactiv Corp. (b)                  7,200      127,800

                                  (continued)

                                    GACC-5

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                         Market
              Common Stocks                   Shares     Value
              ----------------------------------------------------
              Containers & Glass (continued)
                Sealed Air Corp.                4,533 $    185,037
                                                      ------------
                                                           450,541
                                                      ------------
              Cosmetics & Toiletries (0.44%)
                Avon Products, Inc.            12,300      571,950
                Gillette Co.                   54,500    1,820,300
                                                      ------------
                                                         2,392,250
                                                      ------------
              Domestic Oil (6.06%)
                Amerada Hess Corp.              4,800      300,000
                Anadarko Petroleum Corp.       12,904      733,592
                Apache Corp.                    7,370      367,615
                Burlington Resources, Inc.     10,892      408,886
                ChevronTexaco Corp.            54,992    4,927,833
                Conoco, Inc.                   32,300      914,090
                Devon Energy Corp.              7,000      270,550
                EOG Resources, Inc.             6,000      234,660
                ExxonMobil Corp.              354,380   13,927,134
                Halliburton Co.                21,100      276,410
                Kerr-McGee Corp.                5,367      294,112
                Mcdermott International, Inc.   3,100       38,037
                Occidental Petroleum Corp.     18,900      501,417
                Phillips Petroleum Co.         19,600    1,181,096
                Rowan Companies, Inc.           4,000       77,480
                Royal Dutch Petroleum Co.
                  (ADR)                       110,300    5,406,906
                Schlumberger, Ltd.             29,800    1,637,510
                Sunoco, Inc.                    4,500      168,030
                Unocal Corp.                   12,100      436,447
                Marathon Oil Corp.             15,559      466,770
                                                      ------------
                                                        32,568,575
                                                      ------------
              Drugs & Health Care (10.57%)
                Allergan, Inc.                  6,800      510,340
                Amgen, Inc. (b)                53,600    3,025,184
                Applera Corp. (b)              10,900      428,043
                Bausch & Lomb, Inc.             2,800      105,448
                Baxter International, Inc.     30,500    1,635,715
                Becton Dickinson & Co.         13,300      440,895
                Biogen, Inc.                    7,700      441,595
                Biomet, Inc.                   13,425      414,833
                Boston Scientific Corp.        20,500      494,460
                Bristol-Myers Squibb Co.      100,360    5,118,360
                C.R. Bard, Inc.                 2,700      174,150
                Cardinal Health, Inc.          23,050    1,490,413
                Chiron Corp.                    9,800      429,632
                Eli Lilly & Co.                58,500    4,594,590
                Guidant Corp. (b)              15,900      791,820
                HCA Healthcare Co.             27,586    1,063,164
                Health Management
                  Associates (b)               11,600      213,440
                HealthSouth Corp.              19,900      294,918

            -------------------------------------------------------
                                                          Market
            Common Stocks                      Shares     Value
            -------------------------------------------------------
            Drugs & Health Care (continued)
              Humana, Inc. (b)                   8,100 $     95,499
              Immunex Corp. (b)                 27,600      764,796
              King Pharmaceuticals, Inc. (b)    12,333      519,589
              Manor Care, Inc. (b)               4,300      101,953
              McKesson Corp.                    14,714      550,304
              Medimmune, Inc.                   11,000      509,850
              Medtronic, Inc.                   62,000    3,175,020
              Merck & Co., Inc.                118,450    6,964,860
              Pfizer, Inc.                     325,100   12,955,235
              Pharmacia Corp.                   66,929    2,854,522
              Quintiles Transnational
                Corp. (b)                        5,000       80,250
              Schering-Plough Corp.             74,700    2,675,007
              St. Jude Medical, Inc. (b)         4,400      341,660
              Stryker Corp. (b)                 10,100      589,537
              Tenet Healthcare Corp. (b)        16,800      986,496
              UnitedHealth Group, Inc.          16,400    1,160,628
              Watson Pharmaceuticals,
                Inc. (b)                         5,700      178,923
              Wellpoint Health Networks,
                Inc. (b)                         3,400      397,290
              Zimmer Holdings, Inc.             10,006      305,583
                                                       ------------
                                                         56,874,002
                                                       ------------
            Electrical Equipment (0.48%)
              American Power Conversion
                Corp. (b)                        9,400      135,924
              Cooper Industries, Inc.            5,000      174,600
              Eaton Corp.                        3,700      275,317
              Emerson Electric Co.              22,000    1,256,200
              Molex, Inc.                        9,525      294,799
              Power-One, Inc.                    3,200       33,312
              Rockwell International Corp.       8,750      156,275
              Thermo Electron Corp.              8,400      200,424
              Thomas & Betts Corp.               2,000       42,300
                                                       ------------
                                                          2,569,151
                                                       ------------
            Electric Utilities (2.51%)
              AES Corp. (b)                     26,400      431,640
              Allegheny Energy, Inc.             6,700      242,674
              Ameren Corp.                       7,100      300,330
              American Electric Power, Inc.     16,560      720,857
              Calpine Corp. (b)                 15,000      251,850
              Cinergy Corp.                      8,154      272,588
              CMS Energy Corp.                   5,800      139,374
              Consolidated Edison, Inc.         10,900      439,924
              Constellation Energy Group, Inc.   7,500      199,125
              Dominion Resources, Inc.          13,339      801,674
              DTE Energy Co.                     8,500      356,490
              Duke Energy Co.                   39,782    1,561,841

                                  (continued)

                                    GACC-6

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

             -----------------------------------------------------
                                                         Market
             Common Stocks                    Shares     Value
             -----------------------------------------------------
             Electric Utilities (continued)
               Dynegy, Inc.                    17,800 $    453,900
               Edison International, Inc.      16,500      249,150
               Entergy Corp.                   11,400      445,854
               Exelon Corp.                    16,575      793,611
               FirstEnergy Corp.               15,312      535,614
               FPL Group, Inc.                  9,000      507,600
               Mirant Corp.                    20,193      323,492
               Niagara Mohawk Holdings,
                 Inc. (b)                       7,300      129,429
               PG&E Corp.                      19,800      380,952
               Pinnacle West Capital Corp.      4,600      192,510
               PPL Corp.                        7,500      261,375
               Progress Energy, Inc.           11,224      505,417
               Progress Energy, Inc.            5,900           59
               Public Service Enterprise
                 Group, Inc.                   10,750      453,542
               Reliant Energy, Inc.            15,018      398,277
               Southern Co.                    34,400      872,040
               Teco Energy, Inc.                7,000      183,680
               TXU Corp.                       13,205      622,616
               Xcel Energy, Inc.               17,395      482,537
                                                      ------------
                                                        13,510,022
                                                      ------------
             Electronics (3.33%)
               Advanced Micro Devices,
                 Inc. (b)                      17,400      275,964
               Agilent Technologies, Inc. (b)  23,523      670,641
               Applied Materials, Inc. (b)     41,800    1,676,180
               Applied Micro Circuits Corp.    15,100      170,932
               Corning, Inc.                   47,000      419,240
               Intel Corp.                    345,300   10,859,685
               Jabil Circuit, Inc. (b)          9,800      222,656
               JDS Uniphase Corp.              66,800      579,824
               KLA-Tencor Corp. (b)             9,600      475,776
               Maxim Integrated Products,
                 Inc. (b)                      17,000      892,670
               Millipore Corp.                  2,500      151,750
               Perkinelmer, Inc.                6,300      220,626
               Sanmina SCI Corp.               26,500      527,350
               Scientific-Atlanta, Inc. (b)     7,400      177,156
               Solectron Corp. (b)             41,100      463,608
               Tektronix, Inc.                  4,800      123,744
                                                      ------------
                                                        17,907,802
                                                      ------------
             Federal Agencies (1.20%)
               Federal Home Loan Mortgage
                 Corp.                         35,800    2,341,320
               Federal National Mortgage
                 Association                   51,600    4,102,200
                                                      ------------
                                                         6,443,520
                                                      ------------

             -----------------------------------------------------
                                                         Market
             Common Stocks                    Shares     Value
             -----------------------------------------------------
             Finance & Banking (0.16%)
               State Street Corp.              16,500 $    862,125
                                                      ------------
             Financial Services (3.34%)
               American Express Co.            68,100    2,430,489
               Bear Stearns Co., Inc.           4,820      282,645
               Capital One Financial Corp.     10,700      577,265
               Charles Schwab Corp.            70,225    1,086,381
               Countrywide Credit Industries,
                 Inc.                           6,100      249,917
               Franklin Resources, Inc.        13,600      479,672
               Hartford Financial Services
                 Group, Inc.                   12,300      772,809
               Household International, Inc.   23,953    1,387,837
               J.P. Morgan Chase & Co.        102,326    3,719,550
               John Hancock Financial
                 Services, Inc.                15,900      656,670
               Lehman Brothers Holdings,
                 Inc.                          12,800      855,040
               MBNA Corp.                      43,825    1,542,640
               Moody's Corp.                    8,075      321,869
               PNC Financial Services Group,
                 Inc.                          15,000      843,000
               Providian Financial Corp.       14,300       50,765
               Stilwell Financial, Inc.        11,300      307,586
               T. Rowe Price Group, Inc.        6,300      218,799
               USA Education, Inc.              8,440      709,129
               Washington Mutual, Inc.         45,203    1,478,138
                                                      ------------
                                                        17,970,201
                                                      ------------
             Food & Beverages (3.97%)
               Adolph Coors Co. (Class B)       2,000      106,800
               Anheuser Busch Cos., Inc.       46,100    2,084,181
               Archer Daniels Midland Co.      33,672      483,193
               Brown Forman Corp. (Class B)     3,500      219,100
               Campbell Soup Co.               21,000      627,270
               Coca Cola Co.                  127,500    6,011,625
               Coca Cola Enterprises, Inc.     21,900      414,786
               Conagra, Inc.                   26,800      637,036
               General Mills, Inc.             18,700      972,587
               H.J. Heinz Co.                  18,050      742,216
               Hershey Foods Corp.              7,000      473,900
               Kellogg Co.                     20,800      626,080
               Pepsi Bottling Group, Inc.      13,800      324,300
               PepsiCo, Inc.                   91,170    4,439,067
               Sara Lee Corp.                  40,400      898,092
               Unilever N.V. (ADR)             29,571    1,703,586
               William Wringley Jr. Co.        11,700      601,029
                                                      ------------
                                                        21,364,848
                                                      ------------
             Gas & Pipeline Utilities (0.57%)
               El Paso Corp.                   26,344    1,175,206

                                  (continued)

                                    GACC-7

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

             -----------------------------------------------------
                                                         Market
             Common Stock                     Shares     Value
             -----------------------------------------------------
             Gas & Pipeline Utilities (continued)
               KeySpan Corp.                    7,400 $    256,410
               Kinder Morgan, Inc.              5,900      328,571
               Nicor, Inc.                      2,400       99,936
               NiSource, Inc.                   9,647      222,460
               Peoples Energy Corp.             1,900       72,067
               Sempra Energy                    9,622      236,220
               The Williams Companies, Inc.    26,400      673,728
                                                      ------------
                                                         3,064,598
                                                      ------------
             Health Care - Products (3.67%)
               Alberto Culver Co. (Class B)     3,000      134,220
               American Home Products Corp.    67,800    4,160,208
               AmerisourceBergen Corp.          5,300      336,815
               Clorox Co.                      12,200      482,510
               International Flavours &
                 Fragrances, Inc.               4,900      145,579
               Johnson & Johnson              155,440    9,186,504
               Procter & Gamble Co.            66,700    5,277,971
                                                      ------------
                                                        19,723,807
                                                      ------------
             Hotels & Restaurants (0.70%)
               Darden Restaurants, Inc.         6,100      215,940
               Harrah Entertainment, Inc. (b)   6,000      222,060
               Hilton Hotels Corp.             18,800      205,296
               Marriott International, Inc.    12,550      510,157
               McDonald's Corp.                66,500    1,760,255
               Starwood Hotels & Resorts
               Worldwide, Inc. (Class B)        9,700      289,545
               Tricon Global Restaurants,
                 Inc. (b)                       7,560      371,952
               Wendy's International, Inc.      5,875      171,374
                                                      ------------
                                                         3,746,579
                                                      ------------
             Household Appliances & Home Furnishings (0.28%)
               Black & Decker Corp.             4,200      158,466
               Centex Corp.                     3,200      182,688
               Fortune Brands, Inc.             8,200      324,638
               KB HOME                          2,400       96,240
               Leggett & Platt, Inc.            9,100      209,300
               Maytag Corp.                     3,900      121,017
               Pulte Homes, Inc.                3,200      142,944
               Tupperware Corp.                 2,000       38,500
               Whirlpool Corp.                  3,400      249,322
                                                      ------------
                                                         1,523,115
                                                      ------------
             Household Products (0.38%)
               Colgate Palmolive Co.           28,800    1,663,200
               Newell Rubbermaid, Inc.         13,321      367,260
                                                      ------------
                                                         2,030,460
                                                      ------------
             Industrial Machinery (0.98%)
               Caterpillar, Inc.               17,800      930,050
               Cummins, Inc.                    2,200       84,788

             -----------------------------------------------------
                                                         Market
             Common Stock                     Shares     Value
             -----------------------------------------------------
             Industrial Machinery (continued)
               Danaher Corp.                    7,300 $    440,263
               Deere & Co.                     12,100      528,286
               Dover Corp.                     10,900      404,063
               Genuine Parts Co.                8,825      323,877
               Illinois Tool Works, Inc.       15,700    1,063,204
               Ingersoll-Rand Co.               8,700      363,747
               Paccar, Inc.                     3,900      255,918
               Pall Corp.                       6,300      151,578
               Parker Hannifin Corp.            6,025      276,608
               Stanley Works                    4,600      214,222
               W.W. Grainger, Inc.              5,106      245,088
                                                      ------------
                                                         5,281,692
                                                      ------------
             Insurance (4.25%)
               Aetna, Inc.                      7,322      241,553
               AFLAC, Inc.                     27,000      663,120
               Allstate Corp.                  37,396    1,260,245
               Ambac Financial Group, Inc.      5,700      329,802
               American International Group,
                 Inc.                         135,129   10,729,243
               Aon Corp.                       13,475      478,632
               CIGNA Corp.                      7,700      713,405
               Cincinnati Financial Corp.       8,600      328,090
               Conseco, Inc.                   17,123       76,369
               Jefferson-Pilot Corp.            7,825      362,063
               Lincoln National Corp.           9,700      471,129
               Loews Corp.                     10,200      564,876
               Marsh & McLennan Cos., Inc.     14,250    1,531,162
               MBIA, Inc.                       7,650      410,269
               MetLife, Inc.                   38,500    1,219,680
               MGIC Investment Corp.            5,500      339,460
               Progressive Corp.                3,800      567,340
               Safeco Corp.                     6,600      205,590
               The Chubb Corp.                  9,000      621,000
               The St. Paul Cos., Inc.         11,100      488,067
               Torchmark, Inc.                  6,700      263,511
               UnumProvident Corp.             11,900      315,469
               Xl Capital, Ltd.                 7,500      685,200
                                                      ------------
                                                        22,865,275
                                                      ------------
             Investment Brokerage (1.01%)
               Merrill Lynch & Co., Inc.       43,400    2,262,008
               Morgan Stanley Dean Witter &
                 Co.                           56,888    3,182,315
                                                      ------------
                                                         5,444,323
                                                      ------------
             Leisure (0.73%)
               Brunswick Corp.                  3,500       76,160
               Carnival Corp.                  30,100      845,208
               Hasbro, Inc.                     8,250      133,898

                                  (continued)

                                    GACC-8

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

              ---------------------------------------------------
                                                        Market
              Common Stocks                  Shares     Value
              ---------------------------------------------------
              Leisure (continued)
                International Game
                  Technology (b)               3,800 $    259,540
                Mattel, Inc.                  22,087      379,896
                The Walt Disney Co.          106,900    2,214,968
                                                     ------------
                                                        3,909,670
                                                     ------------
              Medical Laboratories (0.83%)
                Abbott Laboratories           79,600    4,437,700
                                                     ------------
              Mining (0.75%)
                Allegheny Technologies,
                  Inc. (b)                     4,100       68,675
                Ball Corp. (b)                 1,500      106,050
                Barrick Gold Corp. (ADR)      27,143      432,931
                Freeport-McMoran Copper &
                  Gold, Inc. (Class B) (b)     6,400       85,696
                Inco, Ltd. (ADR)               8,700      147,378
                Minnesota Mining &
                  Manufacturing Co.           20,350    2,405,574
                Newmont Mining Corp.           9,477      181,105
                Nucor Corp.                    4,200      222,432
                Phelps Dodge Corp.             4,017      130,151
                Placer Dome, Inc. (ADR)       16,600      181,106
                Worthington Industries, Inc.   3,500       49,700
                                                     ------------
                                                        4,010,798
                                                     ------------
              Newspapers (0.17%)
                New York Times Co.             8,200      354,650
                Tribune Co.                   15,050      563,322
                                                     ------------
                                                          917,972
                                                     ------------
              Paper & Forest (0.83%)
                Boise Cascade Corp.            2,966      100,874
                Georgia-Pacific Corp.         11,152      307,907
                International Paper Co.       25,045    1,010,566
                Kimberly-Clark Corp.          27,372    1,636,845
                Louisiana-Pacific Corp.        4,400       37,136
                Mead Corp.                     5,100      157,539
                Temple-Inland, Inc.            2,700      153,171
                Westvaco Corp.                 5,225      148,651
                Weyerhaeuser Co.              11,050      597,584
                Willamette Industries, Inc.    5,900      307,508
                                                     ------------
                                                        4,457,781
                                                     ------------
              Petroleum Services (0.31%)
                Baker Hughes, Inc.            17,010      620,355
                Nabors Industries, Inc.        7,600      260,908
                Noble Drilling Corp. (b)       6,900      234,876
                Transocean Sedco Forex, Inc.  16,344      552,754
                                                     ------------
                                                        1,668,893
                                                     ------------
              Photography (0.08%)
                Eastman Kodak Co.             14,900      438,507
                                                     ------------

             -----------------------------------------------------
                                                         Market
             Common Stocks                    Shares     Value
             -----------------------------------------------------
             Publishing (0.38%)
               American Greetings Corp.         2,400 $     33,072
               Dow Jones & Co., Inc.            4,600      251,758
               Gannett, Inc.                   13,700      921,051
               Knight Ridder, Inc.              3,800      246,734
               McGraw-Hill Cos., Inc.          10,100      615,898
                                                      ------------
                                                         2,068,513
                                                      ------------
             Railroads & Equipment (0.38%)
               Burlington Northern Santa Fe
                 Corp.                         20,024      571,285
               CSX Corp.                       10,500      368,025
               Norfolk Southern Corp.          19,650      360,184
               Union Pacific Corp.             12,800      729,600
                                                      ------------
                                                         2,029,094
                                                      ------------
             Real Estate Investment Trust (0.19%)
               Equity Office Properties Trust  20,800      625,664
               Equity Residential Properties
                 Trust                         13,000      373,230
                                                      ------------
                                                           998,894
                                                      ------------
             Retail (7.43%)
               Albertson's, Inc.               20,800      654,992
               Autozone, Inc.                   6,000      430,800
               Bed Bath & Beyond, Inc. (b)     14,500      491,550
               Best Buy Co., Inc. (b)          10,800      804,384
               Big Lots, Inc.                   4,825       50,180
               Circuit City Stores, Inc.       10,100      262,095
               Costco Wholesale Corp. (b)      23,306    1,034,320
               CVS Corp.                       20,300      600,880
               Dillard's, Inc.                  3,500       56,000
               Dollar General Corp.            16,722      249,158
               Family Dollar Stores, Inc. (b)   8,800      263,824
               Federated Department Stores,
                 Inc.                          10,200      417,180
               Home Depot, Inc.               120,500    6,146,705
               J.C. Penney Co., Inc.           13,100      352,390
               K-Mart Corp. (b)                24,300      132,678
               Kohl's Corp.                    16,900    1,190,436
               Lowe's Cos., Inc.               39,300    1,823,913
               May Department Stores Co.       15,076      557,510
               Nordstrom, Inc.                  6,100      123,403
               Office Depot, Inc. (b)          14,900      276,246
               Radioshack Corp.                 9,500      285,950
               Safeway, Inc. (b)               26,200    1,093,850
               Sears Roebuck & Co.             17,000      809,880
               Sherwin-Williams Co.             8,100      222,750
               Staples, Inc.                   22,500      420,750
               Starbucks Corp.                 18,600      354,330
               Supervalu, Inc.                  6,800      150,416

                                  (continued)

                                    GACC-9

              General American Capital Company S&P 500 Index Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                         Market
              Common Stocks                   Shares     Value
              ----------------------------------------------------
              Retail (continued)
                Sysco Corp.                    34,700 $    909,834
                Target Corp.                   46,200    1,896,510
                The Gap, Inc.                  43,187      602,027
                The Kroger Co. (b)             40,700      849,409
                The Limited, Inc.              21,900      322,368
                Tiffany & Co.                   7,500      236,025
                TJX Companies, Inc.            14,500      577,970
                Toys "R" Us, Inc. (b)           9,612      199,353
                Wal-Mart Stores, Inc.         229,900   13,230,745
                Walgreen Co.                   52,300    1,760,418
                Winn-Dixie Stores, Inc.         7,200      102,600
                                                      ------------
                                                        39,943,829
                                                      ------------
              Software (5.38%)
                Adobe Systems, Inc.            11,800      366,390
                BMC Software, Inc. (b)         12,000      196,440
                Computer Associates
                  International, Inc.          29,600    1,020,904
                Computer Sciences Corp. (b)     8,700      426,126
                Compuware Corp.                18,700      220,473
                Comverse Technology, Inc.       8,900      199,093
                Intuit, Inc. (b)               10,800      462,024
                Mercury Interactive Corp. (b)   4,200      142,716
                Microsoft Corp. (b)           277,000   18,351,250
                Novell, Inc. (b)               18,300       83,997
                Nvidia Corp. (b)                7,000      468,300
                Oracle Corp. (b)              287,972    3,976,893
                Parametric Technology Corp.    13,200      103,092
                Peoplesoft, Inc.               14,800      594,960
                Sapient Corp. (b)               5,600       43,232
                Siebel Systems, Inc. (b)       23,300      651,934
                Unisys Corp.                   16,000      200,640
                Veritas Software Corp. (b)     20,472      917,760
                YAHOO!, Inc.                   28,400      503,816
                                                      ------------
                                                        28,930,040
                                                      ------------
              Steel (0.01%)
                USX-U.S. Steel Group            3,771       68,293
                                                      ------------
              Technology (0.03%)
                Avaya, Inc.                    14,235      172,955
                                                      ------------
              Telephone (4.12%)
                AT&T Corp.                    176,431    3,200,458
                AT&T Wireless Services, Inc.  129,683    1,863,545
                BellSouth Corp.                96,388    3,677,202
                Centurytel, Inc.                7,600      249,280
                Nortel Networks Corp.         163,580    1,226,850
                Qwest Communications
                  International, Inc.          84,839    1,198,775
                Sprint Corp. (FON Group)       44,600      895,568

           ---------------------------------------------------------
                                                           Market
           Common Stocks                        Shares     Value
           ---------------------------------------------------------
           Telephone (continued)
           Sprint Corp. (PCS Group) (b)          47,200 $  1,152,152
             Verizon Communications             139,384    6,615,165
             WorldCom Group                     148,119    2,085,515
                                                        ------------
                                                          22,164,510
                                                        ------------
           Tobacco (1.02%)
             Philip Morris Cos., Inc.           113,650    5,210,853
             UST, Inc.                            8,400      294,000
                                                        ------------
                                                           5,504,853
                                                        ------------
           Trucking & Freight Forwarding (0.15%)
             FedEx Corp.                         15,460      802,065
                                                        ------------

           Total Investments (99.96%)
             (Identified cost $453,328,379) (a)          537,603,951

             Other Net Assets (0.04%)                        230,440
                                                        ------------

           Total Net Assets (100.00%)                   $537,834,391
                                                        ============

(a) Federal Tax Information:

    At December 31, 2001 the net unrealized appreciation on investments based on cost of $453,687,012 for federal income tax purposes was as follows:

              Aggregate gross unrealized
                appreciation for all investments in
                which there is an excess of value
                over tax cost                        $141,685,017
              Aggregate gross unrealized
                depreciation for all investments in
                which there is an excess of tax cost
                over value                            (57,768,078)
                                                     ------------
              Net unrealized appreciation            $ 83,916,939
                                                     ============

(b) Non-income producing security.

Key to Abbreviations:

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.


                                    GACC-10

              General American Capital Company S&P 500 Index Fund

Statement of Assets & Liabilities

December 31, 2001

           Assets:
            Investments at value                        $537,603,951
            Cash                                              63,622
            Receivable for:
              Dividends                                      545,576
                                                        ------------
                Total Assets                             538,213,149
                                                        ------------
           Liabilities:
            Payable for:
              Fund shares redeemed                           310,772
            Accrued expenses payable to:
              Conning Asset Management Company                45,104
              General American Life Insurance Company         22,882
                                                        ------------
                Total Liabilities                            378,758
                                                        ------------
            Net Assets                                  $537,834,391
                                                        ============
           Components of Net Assets:
            Capital paid in                             $454,408,433
            Undistributed net investment income              334,023
            Accumulated net realized gains (losses)       (1,183,637)
            Unrealized appreciation (depreciation)
              on investments                              84,275,572
                                                        ------------
            Net Assets                                  $537,834,391
                                                        ============

           Total shares of capital stock outstanding      10,990,886
            Net asset value per share (Total net assets
              divided by total shares of capital stock
              outstanding)                              $      48.93
           Identified cost of investments               $453,328,379

Statement of Operations

Year Ended December 31, 2001

          Investment Income:
           Dividends                                  $  7,638,720 (a)
           Interest                                          74,065
                                                      -------------
               Total investment income                    7,712,785
                                                      -------------
          Expenses:
           Investment management charge                     563,746
           Administrative charge                            289,881
                                                      -------------
             Total expenses                                 853,627
                                                      -------------
               Net Investment Income                      6,859,158
                                                      -------------
          Realized and Unrealized Gain (Loss)
           Realized gain (loss) on:
             Investments--net                            49,776,890
             Futures contracts--net                        (208,503)
                                                      -------------
                                                         49,568,387
           Unrealized appreciation (depreciation) on:
             Investments--net                          (135,639,229)
                                                      -------------
           Net gain (loss)                              (86,070,842)
                                                      -------------
          Net Increase (Decrease) in Net Assets From
            Operations                                $ (79,211,684)
                                                      =============

(a)  Net of foreign taxes of $2,714
Statement of Changes in Net Assets

                                                                               Year Ended     Year Ended
                                                                              December 31,   December 31,
                                                                              -------------  -------------
                                                                                  2001           2000
                                                                              -------------  -------------
From Operations:
   Net investment income                                                      $   6,859,158  $   7,266,702
   Net realized gain (loss)                                                      49,568,387    142,846,271
   Unrealized appreciation (depreciation)                                      (135,639,229)  (217,967,785)
                                                                              -------------  -------------
       Increase (decrease) in net assets from operations                        (79,211,684)   (67,854,812)
                                                                              -------------  -------------
From Capital Share Transactions
   Proceeds from sale of shares                                                  76,295,986    115,284,308
   Cost of shares redeemed                                                     (148,733,353)  (256,634,761)
                                                                              -------------  -------------
       Increase (decrease) in net assets from capital share transactions        (72,437,367)  (141,350,453)
                                                                              -------------  -------------
       Total increase (decrease) in net assets                                 (151,649,051)  (209,205,265)
Net Assets
   Beginning of the year                                                        689,483,442    898,688,707
                                                                              -------------  -------------
   End of the year                                                            $ 537,834,391  $ 689,483,442
                                                                              =============  =============
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $     334,023  $     333,023
                                                                              =============  =============
Number of shares of the Fund:
   Issued from the sale of shares                                                 1,555,054      1,925,243
   Redeemed                                                                      (2,963,035)    (4,289,511)
                                                                              -------------  -------------
   Net Change                                                                    (1,407,981)    (2,364,268)
                                                                              =============  =============

                See accompanying notes to financial statements.

                                    GACC-11

              General American Capital Company S&P 500 Index Fund

Financial Highlights

                                                         Year Ended December 31,
                                              ----------------------------------------------
                                                2001      2000      1999     1998     1997
                                              --------  --------  -------- -------- --------
Net Asset Value, Beginning of Year            $  55.61  $  60.87  $  50.49 $  39.40 $  29.67
                                              --------  --------  -------- -------- --------
Income From Investment Operations:
Net investment income                             0.63      0.55      0.54     0.53     0.52
Net realized and unrealized gain (loss) on
  investments                                    (7.31)    (5.81)     9.84    10.56     9.21
                                              --------  --------  -------- -------- --------

Total from investment operations                 (6.68)    (5.26)    10.38    11.09     9.73
                                              --------  --------  -------- -------- --------
Net Asset Value, End of Year                  $  48.93  $  55.61  $  60.87 $  50.49 $  39.40
                                              ========  ========  ======== ======== ========

Total Return (%)                                 (12.0)     (8.7)     20.6     28.2     32.8

Net assets, end of period (000)               $537,834  $689,483  $898,689 $700,489 $501,577
Ratio of operating expenses to average net
  assets (%) (a)                                  0.15      0.26      0.30     0.30     0.30
Ratio of net investment income to average net
  assets (%)                                      1.18      0.92      0.99     1.21     1.48
Portfolio turnover rate (%)                         12        14        13       13       13

(a) On September 20, 2000, the shareholders of the Fund approved a change in the fees paid to the advisor. The advisory fee was reduced from 0.25 percent to a graduated fee of 0.10 percent for the first $500 million of assets, 0.08 percent for the next $250 million, and 0.05 above $750 million.


                See accompanying notes to financial statements.

                                    GACC-12

              General American Capital Company Money Market Fund

Management Discussion

For the year ended December 31, 2001, the Money Market Fund earned 4.1% versus 3.7% for the Lipper Money Market Average. The fund was ranked 8th for its net return in 2001 and 1st for the last five years when compared with over 113 other variable annuity money market funds of similar size according to Lipper, a nationally recognized analytical firm. The 5-year return on the Fund is 5.4% compared with 5.0% for the Lipper Average.

The Federal Reserve cut the Fed Funds rate eleven times this year, from 6.50% to 1.75%. As the Treasury curve moved from an inverted to a normal shape (3 month to 5 year bonds yields declining) and credit spreads moved to historically tight levels, corporate treasurers moved commercial paper sales to longer term bonds, decreasing the supply of paper available. The result was that the average maturity of the Money Market Fund which had moved out to 37 days at the end of the first quarter, dropped back down to about 31 days.

Growth of a $10,000 Investment



                                    [CHART]

                        Money Market Fund
1991                          10000
1992                          10371
1993                          10689
1994                          11139
1995                          11803
1996                          12454
1997                          13165
1998                          13905
1999                          14628
2000                          15571
2001                          16202


Average Annual Returns

                                               Money Market Fund
      Periods Ended December 31, 2001 1 year 5 years 10 years Life of Fund

        Average Annual Returns (*)     4.1%   5.4%     4.9%       5.8%

        * Net of charges

The Fund's performance reflects administrative and management charges. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-13

              General American Capital Company Money Market Fund

Schedule of Investments - December 31, 2001

------------------------------------------------------------------------------------------------
                                                     Par         Interest Maturity     Market
Short Term Securities                               Value        Rate (%)   Date       Value
------------------------------------------------------------------------------------------------
Certificate of Deposit
Finance & Banking (1.59%)
  Banco Espirito Santo Capital               $ 2,500,000           3.70   1/22/2002 $  2,500,000
  Svenska Handelsbanken, Inc.                  3,500,000           1.94    1/7/2002    3,498,856
                                                                                    ------------

Total Certificate of Deposit (1.59%) (amortized cost $5,998,874)                       5,998,856
                                                                                    ------------

Commercial Paper
Asset Backed (37.72%)
  Bavaria GLB Corp. (b)                        1,000,000           2.41    1/2/2002      999,958
  Bavaria GLB Corp. (b)                        2,500,000           2.36   1/16/2002    2,497,914
  Bavaria GLB Corp.                            2,480,000           2.00    2/4/2002    2,475,664
  Bavaria GLB Corp.                            6,000,000           1.80   3/11/2002    5,979,000
  Bavaria GLB Corp.                            2,500,000           1.85   3/15/2002    2,490,750
  Dealers Capital Access Trust, Inc.           5,585,000           2.16    1/4/2002    5,583,995
  Dealers Capital Access Trust, Inc.           2,000,000           2.03   1/25/2002    1,997,293
  Dealers Capital Access Trust, Inc.           3,000,000           2.08   1/25/2002    2,995,840
  Dealers Capital Access Trust, Inc.           3,000,000           2.12   1/25/2002    2,995,760
  Dealers Capital Access Trust, Inc.           2,680,000           2.15   3/21/2002    2,669,281
  Dealers Capital Access Trust, Inc.           1,320,000           2.16   3/21/2002    1,314,720
  Delaware Funding Corp.                       5,000,000           1.84    1/7/2002    4,998,467
  Delaware Funding Corp.                       4,000,000           1.87    1/7/2002    3,998,753
  Delaware Funding Corp.                       4,000,000           1.80    1/9/2002    3,998,400
  Delaware Funding Corp.                       1,500,000           2.00   1/11/2002    1,499,167
  Edison Asset Securitization                 10,000,000           1.77   1/10/2002    9,995,575
  Edison Asset Securitization                  4,000,000           2.02   1/28/2002    3,993,900
  Enterprise Funding Corp. (b)                 3,000,000           2.00    1/8/2002    2,998,833
  Enterprise Funding Corp.                     3,685,000           1.85    1/8/2002    3,683,675
  Enterprise Funding Corp.                     1,000,000           2.10   1/15/2002      999,183
  Enterprise Funding Corp.                     2,800,000           1.81   1/15/2002    2,798,029
  Kittyhawk Funding                            1,325,000           1.90   1/17/2002    1,323,881
  Kittyhawk Funding                              525,000           1.98   1/18/2002      524,509
  Kittyhawk Funding                            1,062,000           2.05   1/22/2002    1,060,730
  Market Street Funding Corp.                  6,295,000           2.13    1/9/2002    6,292,027
  Market Street Funding Corp.                  4,000,000           1.80   1/14/2002    3,997,400
  Market Street Funding Corp.                  2,500,000           2.05   1/15/2002    2,498,053
  Market Street Funding Corp. (b)              4,000,000           1.99   1/18/2002    3,996,033
  Montauk Funding Corp. (b)                      500,000           2.06    1/2/2002      499,971
  Montauk Funding Corp.                        4,000,000           2.01   2/12/2002    3,993,356
  Montauk Funding Corp.                        3,510,000           2.01   2/15/2002    3,503,658
  Montauk Funding Corp.                        5,000,000           2.05   3/15/2002    4,981,500
  Old Line Funding Corp.                       3,000,000           2.00    1/7/2002    2,999,000
  Old Line Funding Corp.                       1,419,000           2.10   1/17/2002    1,417,676
  Old Line Funding Corp.                       1,000,000           2.08   1/18/2002      999,018
  Old Line Funding Corp.                       3,667,000           2.11   1/18/2002    3,663,742
  Old Line Funding Corp.                       5,000,000           1.83   1/24/2002    4,994,154
  Seven Hills Funding Corp.                    5,000,000           2.13    1/9/2002    4,997,633
  Seven Hills Funding Corp.                    8,000,000           2.13   1/11/2002    7,995,267

                                                                    (continued)

                                    GACC-14

              General American Capital Company Money Market Fund

Schedule of Investments - December 31, 2001

-------------------------------------------------------------------------------
                                        Par     Interest Maturity     Market
Short Term Securities                  Value    Rate (%)   Date       Value
-------------------------------------------------------------------------------
Asset Backed (continued)
  Seven Hills Funding Corp.         $ 2,545,000   1.90   1/25/2002 $  2,541,776
  Windmill Funding Corp. (b)          1,385,000   2.01    1/2/2002    1,384,923
  Windmill Funding Corp.              5,037,000   2.03    1/2/2002    5,036,716
  Windmill Funding Corp.              2,500,000   1.84   2/12/2002    2,494,633
                                                                   ------------
                                                                    142,159,813
                                                                   ------------
Building & Construction (4.37%)
  Sheffield Receivables Corp.         1,500,000   1.95   1/17/2002    1,498,700
  Sheffield Receivables Corp.         2,915,000   2.00   1/22/2002    2,911,599
  Yorkshire Building Society (b)      2,930,000   0.01   1/16/2002    2,927,574
  Yorkshire Building Society          2,690,000   1.82    2/6/2002    2,685,104
  Yorkshire Building Society          4,000,000   2.00    2/6/2002    3,993,469
  Yorkshire Building Society          2,457,000   2.00   2/21/2002    2,452,294
                                                                   ------------
                                                                     16,468,740
                                                                   ------------
Business Services (2.06%)
  Sweetwater Capital Corp. (b)          496,000   2.31   1/10/2002      495,757
  Sweetwater Capital Corp.            1,757,000   2.11   1/22/2002    1,754,837
  Sweetwater Capital Corp. (b)        1,000,000   2.17   1/22/2002      998,788
  Sweetwater Capital Corp. (b)        1,064,000   2.26   1/24/2002    1,062,590
  Sweetwater Capital Corp.            1,505,000   2.00   2/14/2002    1,502,367
  Sweetwater Capital Corp.            1,255,000   2.09   2/21/2002    1,251,088
  Sweetwater Capital Corp.              698,000   2.18    4/9/2002      694,545
                                                                   ------------
                                                                      7,759,972
                                                                   ------------
Cosmetics & Toiletries (1.06%)
  Estee Lauder (b)                    4,000,000   2.41    1/3/2002    3,999,520
                                                                   ------------
Electric Utilities (5.10%)
  Centennial Energy Holdings         10,000,000   2.15    1/7/2002    9,996,417
  Centennial Energy Holdings (b)      7,500,000   2.26    1/9/2002    7,495,787
  Florida Power & Light Co.           1,000,000   1.85   1/15/2002      999,281
  South Carolina Electric & Gas Co.     750,000   1.90    2/8/2002      748,496
                                                                   ------------
                                                                     19,239,981
                                                                   ------------
Finance & Banking (16.35%)
  Barton Capital Corp.                5,000,000   1.83   1/10/2002    4,997,712
  Barton Capital Corp.                3,990,000   1.75   1/18/2002    3,986,703
  Barton Capital Corp.                4,360,000   1.90   1/18/2002    4,356,088
  Barton Capital Corp.                5,000,000   2.05   1/18/2002    4,995,042
  Clipper Receivables Corp.           3,000,000   1.88   1/15/2002    2,997,807
  Clipper Receivables Corp.           4,270,000   1.99   1/15/2002    4,266,695
  Countrywide Funding Corp.             698,000   1.95   1/31/2002      696,866
  General Electric Capital Corp.      5,000,000   2.00   2/13/2002    4,991,474
  General Motors Acceptance Corp.     5,000,000   2.70    1/8/2002    4,999,679
  Moat Funding, L.L.C.                6,000,000   2.06   1/23/2002    5,992,447
  Moat Funding, L.L.C.                4,000,000   1.90   1/24/2002    3,995,144
  Thunder Bay Funding, Inc. (b)         960,000   2.25    1/4/2002      959,824
  Thunder Bay Funding, Inc. (b)       4,000,000   1.99   1/11/2002    3,997,752
  Thunder Bay Funding, Inc.           5,000,000   2.10   1/14/2002    4,996,208
  Thunder Bay Funding, Inc.           1,806,000   2.15   1/14/2002    1,804,598

                                                                    (continued)

                                    GACC-15

              General American Capital Company Money Market Fund

Schedule of Investments - December 31, 2001

------------------------------------------------------------------------------------------------
                                                         Par     Interest Maturity     Market
Short Term Securities                                   Value    Rate (%)   Date       Value
------------------------------------------------------------------------------------------------
Finance & Banking (continued)
  Thunder Bay Funding, Inc.                          $   295,000   1.84   1/23/2002 $    294,668
  Triple A One Funding Corp.                           3,300,000   1.85   1/22/2002    3,296,439
                                                                                    ------------
                                                                                      61,625,146
                                                                                    ------------
Financial Services (2.12%)
  Duff & Phelps Utilities Income, Inc. (b)             8,000,000   3.66   1/24/2002    7,989,396
                                                                                    ------------
Food & Beverages (1.08%)
  Golden Peanut Co. (b)                                4,085,000   1.86   3/15/2002    4,069,885
                                                                                    ------------
Gas & Pipeline Utilities (8.24%)
  Deer Park Refining, L.P.                             8,020,000   1.80    2/4/2002    8,006,366
  Deer Park Refining, L.P.                             8,370,000   1.83    2/4/2002    8,355,534
  Wisconsin Gas Co.                                    2,316,000   2.00   1/11/2002    2,314,713
  Wisconsin Gas Co.                                    3,395,000   2.10   1/22/2002    3,390,841
  Wisconsin Gas Co.                                    3,000,000   2.10   1/23/2002    2,996,150
  Wisconsin Gas Co.                                    3,000,000   2.10   1/24/2002    2,995,975
  Wisconsin Gas Co.                                    3,000,000   1.85   1/30/2002    2,995,529
                                                                                    ------------
                                                                                      31,055,108
                                                                                    ------------
Insurance (5.61%)
  Allianz of America Finance                           3,500,000   1.85   1/24/2002    3,495,863
  Cooperative Association of Tractor Dealers "A" (b)   1,000,000   2.36    1/2/2002      999,731
  Cooperative Association of Tractor Dealers "A"       3,200,000   2.05    1/3/2002    3,199,636
  Cooperative Association of Tractor Dealers "A" (b)     550,000   3.72    1/7/2002      549,870
  Cooperative Association of Tractor Dealers "A" (b)   1,000,000   2.35    1/8/2002      999,545
  Cooperative Association of Tractor Dealers "A"       4,000,000   1.90   1/23/2002    3,995,356
  Cooperative Association of Tractor Dealers "A"       2,800,000   2.11    2/4/2002    2,795,470
  Cooperative Association of Tractor Dealers "A"         164,000   2.50   5/13/2002      162,907
  Cooperative Association of Tractor Dealers "B" (b)   2,000,000   2.18   1/18/2002    1,997,941
  Cooperative Association of Tractor Dealers "B"         968,000   1.93   1/25/2002      966,754
  Cooperative Association of Tractor Dealers "B"       2,000,000   1.80    3/5/2002    1,993,600
                                                                                    ------------
                                                                                      21,156,673
                                                                                    ------------
Investment Brokerage (0.93%)
  Goldman Sachs Group, L.P. (b)                        3,500,000   1.88    2/7/2002    3,494,202
                                                                                    ------------
Lease Rental Obligations (4.67%)
  World Omni Vehicle Leasing, Inc.                     3,500,000   2.07   1/24/2002    3,495,371
  World Omni Vehicle Leasing, Inc.                     4,000,000   1.86   1/25/2002    3,995,040
  World Omni Vehicle Leasing, Inc.                     1,000,000   2.00   1/25/2002      998,667
  World Omni Vehicle Leasing, Inc.                     1,642,000   2.06   1/25/2002    1,639,745
  World Omni Vehicle Leasing, Inc.                     3,500,000   2.07   1/25/2002    3,495,170
  World Omni Vehicle Leasing, Inc.                     2,000,000   1.88   1/30/2002    1,996,971
  World Omni Vehicle Leasing, Inc.                     2,000,000   1.91   1/31/2002    1,996,817
                                                                                    ------------
                                                                                      17,617,781
                                                                                    ------------
Petroleum Services (4.50%)
  FPL Fuels, Inc.                                      1,000,000   1.78   1/15/2002      999,308
  FPL Fuels, Inc.                                      4,000,000   1.90   1/18/2002    3,996,411
  FPL Fuels, Inc.                                     12,000,000   2.00   1/30/2002   11,980,667
                                                                                    ------------
                                                                                      16,976,386
                                                                                    ------------

                                                                    (continued)

                                    GACC-16

              General American Capital Company Money Market Fund

Schedule of Investments - December 31, 2001

----------------------------------------------------------------------------------------------------
                                                            Par     Interest Maturity     Market
Short Term Securities                                      Value    Rate (%)   Date       Value
----------------------------------------------------------------------------------------------------
Real Estate (0.53%)
  Development Authority Bartow                          $ 2,000,000   2.13    1/4/2002 $  1,999,645
                                                                                       ------------
Utilities (2.99%)
  Fountain Square Commerce Funding (144A)                 2,726,000   1.95   1/11/2002    2,724,524
  Fountain Square Commerce Funding (144A) (b)               327,000   2.41   1/14/2002      326,768
  Fountain Square Commerce Funding (144A) (b)               479,000   3.73   1/16/2002      478,600
  Fountain Square Commerce Funding (144A)                 6,240,000   1.85   1/18/2002    6,234,549
  Fountain Square Commerce Funding (144A)                   486,000   1.82   2/11/2002      485,057
  Fountain Square Commerce Funding (144A)                   720,000   1.84   2/11/2002      718,491
  Fountain Square Commerce Funding (144A)                   305,000   1.95    3/4/2002      304,039
                                                                                       ------------
                                                                                         11,272,028
                                                                                       ------------

Total Commercial Paper (97.33%) (amortized cost $366,854,692)                           366,884,276
                                                                                       ------------

Variable Rate
Finance & Banking (2.53%)
  Heller Financial, Inc. (b)                              1,000,000   7.50   8/23/2002    1,034,082
  Restructured Asset Securities Enhanced (144A) (b)       8,500,000   1.95   1/15/2002    8,500,000
                                                                                       ------------

Total Variable Rate (2.53%) (amortized cost $9,532,018)                                   9,534,082
                                                                                       ------------

Total Investments (101.45%) (amortized cost $382,385,584) (a)                           382,417,214

  Other net assets (-1.45%)                                                              (5,479,890)
                                                                                       ------------

Total Net Assets (100.00%)                                                             $376,937,324
                                                                                       ============

(a) Federal Tax Information:

    At December 31, 2001 the net unrealized appreciation on investments based on cost of $382,385,584 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $34,175
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value  (2,545)
                                                                                                               -------
Net unrealized appreciation                                                                                    $31,630
                                                                                                               =======

(b) Variable or floating rate security. Rate disclosed is as of 12/31/2001.

Key to Abbreviations:

144A- Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold to institutional buyers. At the period end, the value of these securities amounted to $19,772,028 or 5.25% of net assets.


                See accompanying notes to financial statements.

                                    GACC-17

              General American Capital Company Money Market Fund

Statement of Assets & Liabilities

December 31, 2001

           Assets:
            Investments at value                        $382,417,214
            Cash                                              22,985
            Receivable for:
              Interest                                       100,987
                                                        ------------
                Total Assets                             382,541,186
                                                        ------------
           Liabilities:
            Payable for:
              Fund shares redeemed                         5,536,545
            Accrued expenses payable to:
              Conning Asset Management Company                41,047
              General American Life Insurance Company         26,270
                                                        ------------
                Total Liabilities                          5,603,862
                                                        ------------
            Net Assets                                  $376,937,324
                                                        ============
           Components of Net Assets:
            Capital paid in                             $376,295,177
            Undistributed net investment income              610,985
            Accumulated net realized gains (losses)             (468)
            Unrealized appreciation (depreciation) on
              investments                                     31,630
                                                        ------------
            Net Assets                                  $376,937,324
                                                        ============

           Total shares of capital stock outstanding      16,804,454
            Net asset value per share (Total net assets
              divided by total shares of capital stock
              outstanding)                              $      22.43
           Identified cost of investments               $382,385,584

Statement of Operations

Year Ended December 31, 2001

            Investment Income:
             Interest                                   $11,605,605
                                                        -----------
               Total investment income                   11,605,605
                                                        -----------
            Expenses:
             Investment management charge                   366,062
             Administrative charge                          234,278
                                                        -----------
               Total expenses                               600,340
                                                        -----------
                 Net Investment Income                   11,005,265
                                                        -----------
            Realized and Unrealized Gain (Loss)
             Realized gain (loss) on:
               Investments--net                                (468)
             Unrealized appreciation (depreciation) on:
               Investments--net                              33,968
                                                        -----------
             Net gain (loss)                                 33,500
                                                        -----------
            Net Increase (Decrease) in Net Assets From
              Operations                                $11,038,765
                                                        ===========

Statement of Changes in Net Assets

                                                               Year Ended     Year Ended
                                                              December 31,   December 31,
                                                              -------------  -------------
                                                                  2001           2000
                                                              -------------  -------------
From Operations:
   Net investment income                                      $  11,005,265  $  15,082,318
   Net realized gain (loss)                                            (468)             0
   Unrealized appreciation (depreciation)                            33,968              0
                                                              -------------  -------------
       Increase (decrease) in net assets from operations         11,038,765     15,082,318
                                                              -------------  -------------
From Capital Share Transactions
   Proceeds from sale of shares                                 440,423,337    302,633,167
   Cost of shares redeemed                                     (320,447,650)  (327,932,218)
                                                              -------------  -------------
       Increase (decrease) in net assets from
         capital share transactions                             119,975,687    (25,299,051)
                                                              -------------  -------------
       Total increase (decrease) in net assets                  131,014,452    (10,216,733)
Net Assets
   Beginning of the year                                        245,922,872    256,139,605
                                                              -------------  -------------
   End of the year                                            $ 376,937,324  $ 245,922,872
                                                              =============  =============
Undistributed (Overdistributed) Net Investment Income         $     610,985  $     610,985
   End of the year                                            =============  =============
Number of shares of the Fund:
   Issued from the sale of shares                                20,172,616     14,574,278
   Redeemed                                                     (14,775,421)   (15,814,462)
                                                              -------------  -------------
   Net Change                                                     5,397,195     (1,240,184)
                                                              =============  =============

                See accompanying notes to financial statements.

                                    GACC-18

              General American Capital Company Money Market Fund

Financial Highlights

                                                                   Year Ended December 31,
                                                         --------------------------------------------
                                                           2001     2000     1999     1998     1997
                                                         -------- -------- -------- -------- --------

Net Asset Value, Beginning of Year                       $  21.56 $  20.25 $  19.25 $  18.23 $  17.24
                                                         -------- -------- -------- -------- --------
Income From Investment Operations:
Net investment income                                        0.87     1.31     1.00     1.02     0.99
                                                         -------- -------- -------- -------- --------
Total from investment operations                             0.87     1.31     1.00     1.02     0.99
                                                         -------- -------- -------- -------- --------
Net Asset Value, End of Year                             $  22.43 $  21.56 $  20.25 $  19.25 $  18.23
                                                         ======== ======== ======== ======== ========

Total Return (%)                                              4.1      6.5      5.2      5.6      5.7

Net assets, end of period (000)                          $376,937 $245,923 $256,140 $235,046 $174,571
Ratio of operating expenses to average net assets (%)        0.20     0.21     0.21     0.21     0.21
Ratio of net investment income to average net assets (%)     3.76     6.26     5.08     5.45     5.60



                See accompanying notes to financial statements.

                                    GACC-19

               General American Capital Company Bond Index Fund

Management Discussion

The Bond Index Fund returned 8.4% for the year ended December 31, 2001. The Lehman Government/Credit Index returned 8.5% for the same period, out-performing the broader Lehman Aggregate Index by 0.1%. Corporate bonds were the best performing sector of the market, followed by Agencies and Treasuries. The 5-year return for the Fund was 7.0% versus 7.4% for the Lehman Government/Credit Index.

Corporate bond issuance for 2001 outpaced year 2000 issuance within the first six months. Lower yields, and narrower credit spreads coupled with a perception that earnings disappointments would restrict access to the credit markets later in the year, prompted issuers to sell new debt.

The U.S. Government continued its buyback program, and in October, announced that it would eliminate the 30-year Treasury

Growth of a $10,000 Investment

                                    [CHART]

           Bond Index Fund     Lehman Bros Government/Credit
1991            10000                   10000
1992            10657                   10758
1993            11764                   11945
1994            11289                   11526
1995            13436                   13744
1996            13842                   14143
1997            15135                   15523
1998            16438                   16993
1999            15964                   16628
2000            17891                   18599
2001            19592                   20180


Average Annual Returns

                                                Bond Index Fund
      Periods Ended December 31, 2001 1 year 5 years 10 years Life of Fund

        Average Annual Returns (*)     8.4%   7.0%     6.9%       7.9%

         * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-20

               General American Capital Company Bond Index Fund

Schedule of Investments - December 31, 2001

             -----------------------------------------------------
                                              Par        Market
             Bonds & Notes                   Value       Value
             -----------------------------------------------------
             Aerospace & Defense (1.51%)
               Lockheed Martin Corp.,
                 8.20%, 12/01/09           $  700,000 $    787,660
               The Boeing Co., 8.10%,
                 11/15/06                   1,000,000    1,105,415
                                                      ------------
                                                         1,893,075
                                                      ------------
             Automobiles (0.33%)
               Ford Motor Co., 6.63%,
                 10/01/28                     500,000      414,729
                                                      ------------
             Banks (0.80%)
               Wells Fargo Capital B
                 (144A), 7.95%, 12/01/26    1,000,000    1,006,166
                                                      ------------
             Broadcasting (2.09%)
               News America, Inc., 6.63%,
                 01/09/08                     800,000      819,894
               Time Warner Entertainment
                 Co., 10.15%, 05/01/12      1,000,000    1,258,673
               Viacom, Inc., 7.70%,
                 07/30/10                     500,000      542,609
                                                      ------------
                                                         2,621,176
                                                      ------------
             Chemicals (0.86%)
               E. I. du Pont de Nemours,
                 6.88%, 10/15/09            1,000,000    1,076,805
                                                      ------------
             Computers & Business Equipment (0.45%)
               International Business
                 Machines Corp., 7.50%,
                 06/15/13                     500,000      557,941
                                                      ------------
             Domestic Oil (0.44%)
               Phillips Petroleum Co.,
                 8.50%, 05/25/05              500,000      552,938
                                                      ------------
             Electric Utilities (3.63%)
               Consolidated Edison Co.,
                 6.45%, 12/01/07            1,000,000    1,016,515
               Dominion Resources, Inc.,
                 7.63%, 07/15/05            1,445,000    1,540,608
               Tennessee Valley
                 Authority, 6.00%,
                 03/15/13                   1,000,000    1,003,043
               Williams Cos., Inc., 7.63%,
                 07/15/19                   1,000,000      985,557
                                                      ------------
                                                         4,545,723
                                                      ------------
             Federal Agencies (18.07%)
               Federal Farm Credit Banks,
                 5.75%, 01/18/11            1,000,000    1,000,468
               Federal Home Loan Banks,
                 6.25%, 08/13/04            1,500,000    1,593,050
               Federal Home Loan Banks,
                 4.13%, 11/15/06            1,300,000    1,259,814

              ----------------------------------------------------
                                              Par        Market
              Bonds & Notes                  Value       Value
              ----------------------------------------------------
              Federal Agencies (continued)
                Federal Home Loan Banks,
                  7.25%, 02/15/07          $1,070,000 $  1,184,449
                Federal Home Loan
                  Mortgage Corp., 7.38%,
                  05/15/03                  3,000,000    3,189,579
                Federal Home Loan
                  Mortgage Corp., 6.25%,
                  07/15/04                  3,000,000    3,186,594
                Federal Home Loan
                  Mortgage Corp., 7.00%,
                  07/15/05                  1,000,000    1,086,704
                Federal Home Loan
                  Mortgage Corp., 6.00%,
                  06/15/11                    500,000      509,246
                Federal National Mortgage
                  Association, 6.80%,
                  01/10/03                    500,000      522,578
                Federal National Mortgage
                  Association, 5.25%,
                  01/15/03                  1,000,000    1,029,867
                Federal National Mortgage
                  Association, 6.50%,
                  08/15/04                  1,000,000    1,069,839
                Federal National Mortgage
                  Association, 5.75%,
                  06/15/05                  1,700,000    1,781,466
                Federal National Mortgage
                  Association, 7.00%,
                  07/15/05                  1,000,000    1,088,069
                Federal National Mortgage
                  Association, 5.75%,
                  02/15/08                  2,000,000    2,048,384
                Federal National Mortgage
                  Association, 6.25%,
                  05/15/29                  1,500,000    1,495,938
                Federal National Mortgage
                  Association, 6.21%,
                  08/06/38                    625,000      618,612
                                                      ------------
                                                        22,664,657
                                                      ------------
              Finance & Banking (13.98%)
                ABN-AMRO Bank N.V.
                  (New Branch), 7.13%,
                  10/15/93                    500,000      512,123
                Associates Corp. North
                  America, 5.80%,
                  04/20/04                    500,000      521,280
                Chase Manhattan Corp.,
                  7.00%, 11/15/09           1,000,000    1,049,073

                                  (continued)

                                    GACC-21

               General American Capital Company Bond Index Fund

Schedule of Investments - December 31, 2001

             ------------------------------------------------------
                                               Par        Market
             Bonds & Notes                    Value       Value
             ------------------------------------------------------
             Finance & Banking (continued)
               Citigroup, Inc., 5.75%,
                 05/10/06                   $1,000,000 $  1,024,244
               Conoco Funding Co.,
                 6.35%, 10/15/11               500,000      504,381
               Deutsche Ausgleichsbank,
                 6.50%, 09/15/04               500,000      527,144
               EOP Operating, L.P.,
                 8.38%, 03/15/06             1,000,000    1,078,589
               Ford Motor Credit Co.,
                 7.75%, 02/15/07             1,000,000    1,022,528
               General Electric Capital
                 Corp., 6.80%, 11/01/05      1,000,000    1,071,273
               General Electric Capital
                 Corp., 6.13%, 02/22/11      1,000,000    1,016,127
               Heller Financial, Inc.,
                 6.38%, 03/15/06             1,000,000    1,056,680
               Household Finance Corp.,
                 7.88%, 03/01/07             1,000,000    1,074,515
               HSBC Holdings, Plc.,
                 7.50%, 07/15/09               500,000      540,549
               Intermediate American
                 Development Bank,
                 5.38%, 11/18/08             1,700,000    1,697,996
               International Bank for
                 Reconstruction &
                 Development, 4.38%,
                 09/28/06                      500,000      490,705
               Lehman Brothers Holdings,
                 Inc., 7.75%, 01/15/05       1,000,000    1,072,314
               Nationsbank Corp., 7.75%,
                 08/15/15                    1,100,000    1,200,367
               Pitney Bowes Credit Corp.,
                 5.65%, 01/15/03             1,000,000    1,029,453
               Sanwa Finance Aruba AEC,
                 8.35%, 07/15/09               500,000      522,637
               Simon Debartolo Group,
                 L.P., 6.63%, 06/15/03         500,000      516,523
                                                       ------------
                                                         17,528,501
                                                       ------------
             Financial Services (1.60%)
               General Motors Acceptance
                 Corp., 7.75%, 01/19/10      1,000,000    1,027,928
               Qwest Capital Funding,
                 Inc., 7.25%, 02/15/11       1,000,000      974,472
                                                       ------------
                                                          2,002,400
                                                       ------------
             Food & Beverages (2.88%)
               Coca Cola Enterprises, Inc.,
                 5.75%, 11/01/08               500,000      501,833
               Coca Cola Enterprises, Inc.,
                 6.13%, 08/15/11             1,000,000    1,006,287

             -----------------------------------------------------
                                              Par        Market
             Bonds & Notes                   Value       Value
             -----------------------------------------------------
             Food & Beverages (continued)
               Conagra, Inc., 6.00%,
                 09/15/06                  $  500,000 $    511,651
               Kellogg Co., 6.60%,
                 04/01/11                     500,000      513,875
               Unilever Capital, 7.13%,
                 11/01/10                   1,000,000    1,080,936
                                                      ------------
                                                         3,614,582
                                                      ------------
             Investment Brokerage (1.27%)
               Merrill Lynch & Co., Inc.,
                 7.00%, 03/15/06            1,500,000    1,595,297
                                                      ------------
             Leisure (0.83%)
               The Walt Disney Co.,
                 6.75%, 03/30/06            1,000,000    1,040,833
                                                      ------------
             Petroleum Services (0.66%)
               Conoco, Inc., 5.90%,
                 04/15/04                     800,000      830,837
                                                      ------------
             Railroads & Equipment (1.27%)
               CSX Corp., 7.90%,
                 05/01/17                     500,000      557,502
               Union Pacific Corp., 6.40%,
                 02/01/06                   1,000,000    1,028,990
                                                      ------------
                                                         1,586,492
                                                      ------------
             Retail (2.09%)
               Lowe's Cos., Inc., 6.88%,
                 02/15/28                   1,000,000    1,000,443
               Wal-Mart Stores, Inc.,
                 6.88%, 08/10/09            1,500,000    1,621,021
                                                      ------------
                                                         2,621,464
                                                      ------------
             Telephone (5.86%)
               ALLTEL Corp., 6.80%,
                 05/01/29                     500,000      418,447
               BellSouth Capital Funding
                 Corp., 7.75%, 02/15/10     1,750,000    1,914,988
               GTE North, Inc., 5.65%,
                 11/15/08                   2,000,000    1,962,280
               Southwestern Bell
                 Telephone Co., 6.63%,
                 07/15/07                   1,000,000    1,051,362
               Sprint Capital Corp.,
                 6.13%, 11/15/08            1,000,000      971,399
               WorldCom Group, 6.50%,
                 05/15/04                   1,000,000    1,027,494
                                                      ------------
                                                         7,345,970
                                                      ------------
             Tobacco (0.42%)
               Philip Morris Cos., Inc.,
                 7.00%, 07/15/05              500,000      532,360
                                                      ------------

                                  (continued)

                                    GACC-22

               General American Capital Company Bond Index Fund

Schedule of Investments - December 31, 2001

------------------------------------------------------------------
                                              Par        Market
Bonds & Notes                                Value       Value
------------------------------------------------------------------
U.S. Treasury (35.02%)
  United States Treasury Bonds, 10.75%,
    02/15/03                               $2,700,000 $  2,952,493
  United States Treasury Bonds, 9.38%,
    02/15/06                                2,000,000    2,385,624
  United States Treasury Bonds, 9.88%,
    11/15/15                                  500,000      705,703
  United States Treasury Bonds, 8.75%,
    05/15/17                                1,000,000    1,313,555
  United States Treasury Bonds, 8.13%,
    08/15/19                                1,800,000    2,272,640
  United States Treasury Bonds, 7.25%,
    08/15/22                                1,000,000    1,176,875
  United States Treasury Bonds, 7.63%,
    11/15/22                                2,000,000    2,449,380
  United States Treasury Bonds, 6.00%,
    02/15/26                                2,300,000    2,370,438
  United States Treasury Bonds, 6.63%,
    02/15/27                                1,000,000    1,114,336
  United States Treasury Bonds, 5.50%,
    08/15/28                                  500,000      484,434
  United States Treasury Bonds, 5.38%,
    02/15/31                                1,500,000    1,478,907
  United States Treasury Notes, 5.25%,
    08/15/03                                1,000,000    1,040,000
  United States Treasury Notes, 5.75%,
    08/15/03                                2,300,000    2,409,519
  United States Treasury Notes, 5.88%,
    02/15/04                                3,000,000    3,165,468
  United States Treasury Notes, 7.25%,
    05/15/04                                1,000,000    1,087,031
  United States Treasury Notes, 7.25%,
    08/15/04                                1,000,000    1,091,992
  United States Treasury Notes, 7.88%,
    11/15/04                                1,000,000    1,111,914
  United States Treasury Notes, 6.50%,
    05/15/05                                3,000,000    3,241,875
  United States Treasury Notes, 5.75%,
    11/15/05                                  400,000      422,578
  United States Treasury Notes, 5.88%,
    11/15/05                                1,000,000    1,062,344

------------------------------------------------------------------
                                              Par        Market
Bonds & Notes                                Value       Value
------------------------------------------------------------------
U.S. Treasury (continued)
  United States Treasury Notes, 7.00%,
    07/15/06                               $2,000,000 $  2,215,938
  United States Treasury Notes, 6.50%,
    10/15/06                                  500,000      544,551
  United States Treasury Notes, 5.50%,
    02/15/08                                1,000,000    1,043,828
  United States Treasury Notes, 4.75%,
    11/15/08                                3,000,000    2,988,282
  United States Treasury Notes, 5.00%,
    02/15/11                                3,800,000    3,788,421
                                                      ------------
                                                        43,918,126
                                                      ------------
Yankee (4.01%)
  Diageo Capital, Plc., 6.13%, 08/15/05       500,000      516,471
  Government of Canada, 6.75%, 08/28/06     1,000,000    1,074,836
  Hydro Quebec, 8.40%, 01/15/22             1,000,000    1,195,645
  Norsk Hydro ASA, 6.36%, 01/15/09            500,000      500,771
  Province of Quebec, 6.50%, 01/17/06         610,000      641,509
  Republic of Italy, 7.25%, 02/07/05          500,000      538,079
  United Mexican States, 9.88%, 02/01/10      500,000      558,750
                                                      ------------
                                                         5,026,061
                                                      ------------

Total Investments (98.07%) (Identified cost
  $119,210,993) (a)                                     122,976,13

  Other Net Assets (1.93%)                               2,418,405
                                                      ------------

Total Net Assets (100.00%)                            $125,394,538
                                                      ============





                                                            (continued)

                See accompanying notes to financial statements.

                                    GACC-23

               General American Capital Company Bond Index Fund

Schedule of Investments - December 31, 2001


(a) Federal Tax Information:

    At December 31, 2001 the net unrealized appreciation on investments based on cost of $119,210,993 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation
               for all investments in which there is an
               excess of value over tax cost            $4,544,270
             Aggregate gross unrealized depreciation
               for all investments in which there is an
               excess of tax cost over value              (779,130)
                                                        ----------
             Net unrealized appreciation                $3,765,140
                                                        ==========

Key to Abbreviations:

144A- Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,006,166 or 0.8% of net assets.


                See accompanying notes to financial statements.

                                    GACC-24

               General American Capital Company Bond Index Fund

Statement of Assets & Liabilities

December 31, 2001

Assets:
  Investments at value                               $122,976,133
  Cash                                                    169,383
  Receivable for:
   Interest                                             2,336,946
                                                     ------------
     Total Assets                                     125,482,462
                                                     ------------
Liabilities:
  Payable for:
   Fund shares redeemed                                    55,626
  Accrued expenses payable to:
   Conning Asset Management Company                        26,915
   General American Life Insurance Company                  5,383
                                                     ------------
     Total Liabilities                                     87,924
                                                     ------------
  Net Assets                                         $125,394,538
                                                     ============
Components of Net Assets:
  Capital paid in                                    $122,659,233
  Undistributed net investment income                     208,593
  Accumulated net realized gains (losses)              (1,238,428)
  Unrealized appreciation (depreciation) on
   investments                                          3,765,140
                                                     ------------
  Net Assets                                         $125,394,538
                                                     ============

Total shares of capital stock outstanding               4,219,551
  Net asset value per share (Total net assets
   divided by total shares of capital stock
   outstanding)                                      $      29.72
Identified cost of investments                       $119,210,993

Statement of Operations

Year Ended December 31, 2001

Investment Income:
  Interest                                              $6,968,216
                                                        ----------
   Total investment income                               6,968,216
                                                        ----------
Expenses:
  Investment management charge                             291,901
  Administrative charge                                     58,380
                                                        ----------
   Total expenses                                          350,281
                                                        ----------
     Net Investment Income                               6,617,935
                                                        ----------
Realized and Unrealized Gain (Loss)
  Realized gain (loss) on:
   Investments--net                                      1,499,391
  Unrealized appreciation (depreciation) on:
   Investments--net                                      1,030,375
                                                        ----------
  Net gain (loss)                                        2,529,766
                                                        ----------
Net Increase (Decrease) in Net Assets From Operations   $9,147,701
                                                        ==========

Statement of Changes in Net Assets

                                                                               Year Ended    Year Ended
                                                                              December 31,  December 31,
                                                                              ------------  ------------
                                                                                  2001          2000
                                                                              ------------  ------------
From Operations:
   Net investment income                                                      $  6,617,935  $  5,555,519
   Net realized gain (loss)                                                      1,499,391      (621,759)
   Unrealized appreciation (depreciation)                                        1,030,375     6,174,501
                                                                              ------------  ------------
       Increase (decrease) in net assets from operations                         9,147,701    11,108,261
                                                                              ------------  ------------
From Capital Share Transactions
   Proceeds from sale of shares                                                 33,010,441    44,670,944
   Cost of shares redeemed                                                     (22,782,831)  (20,801,007)
                                                                              ------------  ------------
       Increase (decrease) in net assets from capital share transactions        10,227,610    23,869,937
                                                                              ------------  ------------
       Total increase (decrease) in net assets                                  19,375,311    34,978,198
Net Assets
   Beginning of the year                                                       106,019,227    71,041,029
                                                                              ------------  ------------
   End of the year                                                            $125,394,538  $106,019,227
                                                                              ============  ============
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $    208,593  $    208,593
                                                                              ============  ============
Number of shares of the Fund:
   Issued from the sale of shares                                                1,181,709     1,780,752
   Redeemed                                                                       (828,922)     (817,854)
                                                                              ------------  ------------
   Net Change                                                                      352,787       962,898
                                                                              ============  ============

                See accompanying notes to financial statements.

                                    GACC-25

               General American Capital Company Bond Index Fund

Financial Highlights

                                                                  Year Ended December 31,
                                                         ------------------------------------------
                                                           2001     2000    1999     1998    1997
                                                         -------- -------- -------  ------- -------

Net Asset Value, Beginning of Year                       $  27.42 $  24.46 $ 25.19  $ 23.19 $ 21.21
                                                         -------- -------- -------  ------- -------
Income From Investment Operations:
Net investment income                                        1.56     1.58    1.42     1.40    1.39
Net realized and unrealized gain (loss) on investments       0.74     1.38   (2.15)    0.60    0.59
                                                         -------- -------- -------  ------- -------
Total from investment operations                             2.30     2.96   (0.73)    2.00    1.98
                                                         -------- -------- -------  ------- -------
Net Asset Value, End of Year                             $  29.72 $  27.42 $ 24.46  $ 25.19 $ 23.19
                                                         ======== ======== =======  ======= =======

Total Return (%)                                              8.4     12.1    (2.9)     8.6     9.3

Net assets, end of period (000)                          $125,395 $106,019 $71,041  $69,177 $48,330
Ratio of operating expenses to average net assets (%)        0.30     0.30    0.30     0.30    0.30
Ratio of net investment income to average net assets (%)     5.67     6.21    5.75     5.80    6.25
Portfolio turnover rate (%)                                    44       25      29       54      47



                See accompanying notes to financial statements.

                                    GACC-26

             General American Capital Company Managed Equity Fund

Management Discussion

The Fund performed strongly in the fourth quarter and for the full year ended December 31, 2001, returning 13.5% and 1.9%, versus 7.4% and -5.6% for the Russell 1000 Value Index and 8.0% and -11.7% for the Barra Value Index, respectively.

U.S. equity markets staged a broad rally in the fourth quarter. Smaller-cap stocks and growth were favored while the Technology sector led the market. Both security selection and sector weighting decisions and an emphasis on economically sensitive stocks, which hurt third quarter performance, helped fourth quarter portfolio returns. Overweights in Consumer Discretionary, Transportation, and Technology and an underweight in Utilities helped. Stock selection in Consumer Discretionary, Other Energy, and Technology was most rewarding; selection in Transportation, Financial Services, and Producer Durables was also helpful. Portfolio holdings lagged the index only in the Integrated Oils sector.

We are reducing the portfolio's pro-cyclical bias on a company by company basis. We halved our large Consumer Discretionary overweight by eliminating or trimming select advertisers, retailers, and media holdings. We halved our large Utilities underweight, adding select names as the telecom utilities' failure to participate in the fourth quarter rally increased their relative attractiveness. We enter the new year most overweighted in Consumer Discretionary and underweighted in Utilities and Financial Services and are moderately overweight in Transportation, Materials, Other Energy, and Technology and underweight in Consumer Staples.

Growth of a $10,000 Investment




                                    [CHART]

                                     Russell 1000     S&P/Barra 500 Value
         Managed Equity Fund         Value Index            Index
1991            10000                    10000              10000
1992            10666                    11358              11052
1993            11612                    13411              13109
1994            11196                    13146              13025
1995            14933                    18188              17843
1996            18056                    22124              21768
1997            22262                    29908              28295
1998            25421                    34583              32447
1999            26194                    37124              36575
2000            29499                    39728              38800
2001            30057                    37507              34257


Average Annual Returns

                                              Managed Equity Fund
      Periods Ended December 31, 2001 1 year 5 years 10 years Life of Fund

        Average Annual Returns (*)     1.9%   10.7%   11.6%      10.6%

         * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-27

             General American Capital Company Managed Equity Fund

Schedule of Investments - December 31, 2001

               --------------------------------------------------
                                                        Market
               Common Stocks                   Shares   Value
               --------------------------------------------------
               Aerospace & Defense (4.87%)
                 Honeywell International, Inc. 22,795 $   770,927
                 The Boeing Co.                10,800     418,824
                 United Technologies Corp.     10,800     698,004
                                                      -----------
                                                        1,887,755
                                                      -----------
               Air Travel (1.77%)
                 AMR Corp. (b)                 31,000     687,270
                                                      -----------
               Aluminum (1.94%)
                 Alcoa, Inc.                   21,120     750,816
                                                      -----------
               Automobiles (2.15%)
                 General Motors Corp.          54,046     835,011
                                                      -----------
               Auto Parts (1.67%)
                 Delphi Automotive Systems
                   Corp.                       47,400     647,484
                                                      -----------
               Banks (11.30%)
                 Bank of America Corp.          9,000     566,550
                 Citigroup, Inc.               23,861   1,204,503
                 FleetBoston Financial Corp.   22,300     813,950
                 Sun Trust Banks, Inc.          5,100     319,770
                 US Bancorp                    34,600     724,178
                 Wells Fargo & Co.             17,300     751,685
                                                      -----------
                                                        4,380,636
                                                      -----------
               Business Services (2.25%)
                 Cendant Corp. (b)             44,400     870,684
                                                      -----------
               Chemicals (2.94%)
                 E. I. du Pont de Nemours       9,000     382,590
                 Rohm & Haas Co.               21,900     758,397
                                                      -----------
                                                        1,140,987
                                                      -----------
               Communications (2.39%)
                 EMC Corp. (b)                 22,900     307,776
                 Motorola, Inc.                41,200     618,824
                                                      -----------
                                                          926,600
                                                      -----------
               Communication Services (4.06%)
                 Liberty Media Corp. (b)       54,000     756,000
                 SBC Communications, Inc.      20,900     818,653
                                                      -----------
                                                        1,574,653
                                                      -----------
               Computers & Business Equipment (3.73%)
                 Compaq Computer Corp.         85,700     836,432
                 Sun Microsystems, Inc.        49,500     608,850
                                                      -----------
                                                        1,445,282
                                                      -----------
               Domestic Oil (11.37%)
                 Anadarko Petroleum Corp.      12,200     693,570
                 BP Amoco, Plc. (ADR)          17,132     796,809
                 ChevronTexaco Corp.            7,623     683,097
                 ExxonMobil Corp.              16,064     631,315
                 Schlumberger, Ltd.            15,700     862,715
                 Unocal Corp.                  20,500     739,435
                                                      -----------
                                                        4,406,941
                                                      -----------

               --------------------------------------------------
                                                        Market
               Common Stocks                   Shares   Value
               --------------------------------------------------
               Drugs & Health Care (4.22%)
                 Pharmacia Corp.               19,000 $   810,350
                 Schering-Plough Corp.         23,000     823,630
                                                      -----------
                                                        1,633,980
                                                      -----------
               Electric Utilities (2.16%)
                 Exelon Corp.                  17,500     837,900
                                                      -----------
               Electronics (2.29%)
                 Intel Corp.                   28,200     886,890
                                                      -----------
               Financial Services (6.31%)
                 Hartford Financial Services
                   Group, Inc.                 12,600     791,658
                 J.P. Morgan Chase & Co.       23,300     846,955
                 MBNA Corp.                    22,900     806,080
                                                      -----------
                                                        2,444,693
                                                      -----------
               Food & Beverages (1.87%)
                 Kraft Foods, Inc.             21,330     725,860
                                                      -----------
               Health Care - Products (0.98%)
                 Procter & Gamble Co.           4,800     379,824
                                                      -----------
               Hotels & Restaurants (2.13%)
                 McDonald's Corp.              31,200     825,864
                                                      -----------
               Insurance (6.31%)
                 American International Group,
                   Inc.                         9,900     786,060
                 Marsh & McLennan Cos., Inc.    7,700     827,365
                 Xl Capital, Ltd.               9,100     831,376
                                                      -----------
                                                        2,444,801
                                                      -----------
               Investment Brokerage (2.56%)
                 Morgan Stanley Dean Witter &
                   Co.                         17,700     990,138
                                                      -----------
               Leisure (2.24%)
                 The Walt Disney Co.           41,800     866,096
                                                      -----------
               Paper & Forest (4.14%)
                 International Paper Co.       19,200     774,720
                 Kimberly-Clark Corp.          13,900     831,220
                                                      -----------
                                                        1,605,940
                                                      -----------
               Railroads & Equipment (1.90%)
                 Burlington Northern Santa Fe
                   Corp.                       25,800     736,074
                                                      -----------
               Retail (4.92%)
                 CVS Corp.                     17,300     512,080
                 Federated Department Stores,
                   Inc.                        19,600     801,640
                 Staples, Inc.                 31,600     590,920
                                                      -----------
                                                        1,904,640
                                                      -----------
               Telephone (5.90%)
                 BellSouth Corp.               20,600     785,890
                                                      -----------

                                  (continued)

                                    GACC-28

             General American Capital Company Managed Equity Fund

Schedule of Investments - December 31, 2001

               -------------------------------------------------
                                                       Market
               Common Stocks                 Shares    Value
               -------------------------------------------------
               Telephone (continued)
                 Qwest Communications
                   International, Inc.        67,300 $   950,949
                 Worldcom, Inc.               39,000     549,120
                                                     -----------
                                                       2,285,959
                                                     -----------
               Trucking & Freight Forwarding (0.94%)
                 FedEx Corp.                   7,000     363,160
                                                     -----------

               Total Common Stocks
                 (99.31%) (Identified cost
                 $37,402,639)                         38,485,938
                                                     -----------

              ----------------------------------------------------

              Short Term Investments
              ----------------------------------------------------
              Money Market Funds (0.98%)
                SSGA Funds, 1.82%           377,304       377,304
                                                      -----------

              Total Short Term Investments (0.98%)
                (Identified cost $377,304)                377,304
                                                      -----------

              Total Investments (100.29%) (Identified
                cost $37,779,943) (a)                  38,863,242

                Other Net Assets (-.29%)                 (111,269)
                                                      -----------

              Total Net Assets (100.00%)              $38,751,973
                                                      ===========

(a) Federal Tax Information:

    At December 31, 2001 the net unrealized appreciation on investments based on cost of $37,848,778 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
              for all investments in which there is an
              excess of value over tax cost            $ 2,801,426
            Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value             (1,786,962)
                                                       -----------
            Net unrealized appreciation                $ 1,014,464
                                                       ===========

(b) Non-income producing security.

Key to Abbreviations:

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.


                See accompanying notes to financial statements.

                                    GACC-29

             General American Capital Company Managed Equity Fund

Statement of Assets & Liabilities

December 31, 2001

       Assets:
        Investments at value                                $38,863,242
        Receivable for:
          Securities sold                                       220,712
          Dividends                                              39,726
                                                            -----------
            Total Assets                                     39,123,680
                                                            -----------
       Liabilities:
        Payable for:
          Securities purchased                                  312,483
          Fund shares redeemed                                   33,675
          Due to custodian bank                                  11,984
        Accrued expenses payable to:
          Conning Asset Management Company                       10,296
          General American Life Insurance Company                 3,269
                                                            -----------
            Total Liabilities                                   371,707
                                                            -----------
        Net Assets                                          $38,751,973
                                                            ===========
       Components of Net Assets:
        Capital paid in                                     $37,946,679
        Undistributed net investment income                    (209,170)
        Accumulated net realized gains (losses)                 (68,835)
        Unrealized appreciation (depreciation) on
          investments                                         1,083,299
                                                            -----------
        Net Assets                                          $38,751,973
                                                            ===========

       Total shares of capital stock outstanding                919,958
        Net asset value per share (Total net assets divided
          by total shares of capital stock outstanding)     $     42.12
       Identified cost of investments                       $37,779,943

Statement of Operations

Year Ended December 31, 2001

            Investment Income:
             Dividends                                  $   910,878
             Interest                                         1,098
                                                        -----------
               Total investment income                      911,976
                                                        -----------
            Expenses:
             Investment management charge                   156,350
             Administrative charge                           52,540
                                                        -----------
               Total expenses                               208,890
                                                        -----------
                 Net Investment Income                      703,086
                                                        -----------
            Realized and Unrealized Gain (Loss)
             Realized gain (loss) on:
             Investments--net                               746,490
             Unrealized appreciation (depreciation) on:
               Investments--net                          (2,621,005)
                                                        -----------
             Net gain (loss)                             (1,874,515)
                                                        -----------
            Net Increase (Decrease) in Net Assets
              From Operations                           $(1,171,429)
                                                        ===========

Statement of Changes in Net Assets

                                                                               Year Ended    Year Ended
                                                                              December 31,  December 31,
                                                                              ------------  ------------
                                                                                  2001          2000
                                                                              ------------  ------------
From Operations:
   Net investment income                                                      $    703,086  $    805,420
   Net realized gain (loss)                                                        746,490    18,535,496
   Unrealized appreciation (depreciation)                                       (2,621,005)  (12,527,534)
                                                                              ------------  ------------
       Increase (decrease) in net assets from operations                        (1,171,429)    6,813,382
                                                                              ------------  ------------
From Capital Share Transactions
   Proceeds from sale of shares                                                  8,892,312     7,784,109
   Cost of shares redeemed                                                     (25,160,790)  (23,117,360)
                                                                              ------------  ------------
       Increase (decrease) in net assets from capital share transactions       (16,268,478)  (15,333,251)
                                                                              ------------  ------------
       Total increase (decrease) in net assets                                 (17,439,907)   (8,519,869)
Net Assets
   Beginning of the year                                                        56,191,880    64,711,749
                                                                              ------------  ------------
   End of the year                                                            $ 38,751,973  $ 56,191,880
                                                                              ============  ============
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $   (209,170) $   (209,170)
                                                                              ============  ============
Number of shares of the Fund:
   Issued from the sale of shares                                                  215,158       226,912
   Redeemed                                                                       (654,338)     (630,591)
                                                                              ------------  ------------
   Net Change                                                                     (439,180)     (403,679)
                                                                              ============  ============

                See accompanying notes to financial statements.

                                    GACC-30

             General American Capital Company Managed Equity Fund

Financial Highlights

                                                                  Year Ended December 31,
                                                         ------------------------------------------
                                                          2001       2000    1999    1998    1997
                                                         -------    ------- ------- ------- -------
Net Asset Value, Beginning of Year                       $ 41.34    $ 36.71 $ 35.63 $ 31.20 $ 25.31
                                                         -------    ------- ------- ------- -------
Income From Investment Operations:
Net investment income                                       0.69       0.52    0.42    0.48    0.63
Net realized and unrealized gain (loss) on investments      0.09(a)    4.11    0.66    3.95    5.26
                                                         -------    ------- ------- ------- -------
Total from investment operations                            0.78       4.63    1.08    4.43    5.89
                                                         -------    ------- ------- ------- -------
Net Asset Value, End of Year                             $ 42.12    $ 41.34 $ 36.71 $ 35.63 $ 31.20
                                                         =======    ======= ======= ======= =======

Total Return (%)                                             1.9       12.6     3.0    14.2    23.3

Net assets, end of period (000)                          $38,752    $56,192 $64,712 $61,804 $59,138
Ratio of operating expenses to average net assets (%)       0.40       0.39    0.39    0.39    0.41
Ratio of net investment income to average net assets (%)    1.34       1.38    1.14    1.46    2.19
Portfolio turnover rate (%)                                   82        163      16      67      49

(a)Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.





                See accompanying notes to financial statements.

                                    GACC-31

            General American Capital Company Asset Allocation Fund


Management Discussion

For the year ended December 31, 2001 the Fund realized negative relative performance, returning -6.6% versus 3.7% for the blended 60% S&P 500 and 40% Lehman Brothers Government Credit Index.

The U.S. equity market rallied sharply off September lows. Smaller-cap stocks and growth stocks were favored while the Technology sector led the market and the cyclical groups generally outperformed defensive groups. Stock selection decisions were the key to above-index fourth quarter returns and sector weighting decisions had a minimal net impact on benchmark-relative returns. Technology outperformance was driven largely by our decision to overweight the semiconductor group. Software and hardware holdings outperformed, while underweighting Cisco Systems in October hurt. Portfolio holdings in the Producer Durables, Utilities, and Consumer Staples sectors lagged benchmark sectors, limiting the extent of overall outperformance.

In the fixed income portion of the fund we have a slightly longer than benchmark duration position and an overweight in intermediate maturities, reflective of the benefit of a steep yield curve. We are evaluating building an overweight in Mortgage Backed Securities, as well as shifting from a 15- to a 30-year product. Commercial Mortgage Backed Securities positions are close to normal overweight, although we are mindful of the risks of the real estate cycle. Asset Backed Securities positions are likely to continue to be sold to add exposure in more attractive sectors. Given the bifurcation in the credit market, companies with sound fundamentals will likely generate excess returns while those with credit challenges will be penalized. We expect to remain overweight the sector, and will emphasize sector rotation and security selection to manage in this environment.


Growth of a $10,000 Investment


                                    [CHART]

                                                         Lehman Brothers
        Asset Allocation Fund    S&P 500 Composite    Intermediate Gov/Corp
                                                           Bond Index
1991            10000                   10000                10000
1992            10666                   10761                10717
1993            11685                   11843                11659
1994            11223                   11999                11434
1995            14464                   16502                13187
1996            16729                   20289                13721
1997            19863                   27055                14801
1998            23410                   34787                16050
1999            28881                   42106                16111
2000            29274                   38276                17741
2001            27351                   33730                19332


Average Annual Returns

                                             Asset Allocation Fund

      Periods Ended December 31, 2001 1 year 5 years 10 years Life of Fund

        Average Annual Returns (*)    (6.6%)  10.3%   10.6%      10.9%

         * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-32

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ----------------------------------------------------
              Aerospace & Defense (1.27%)
                Lockheed Martin Corp.            6,500 $   303,355
                United Technologies Corp.       14,500     937,135
                                                       -----------
                                                         1,240,490
                                                       -----------
              Banks (3.44%)
                Bank of America Corp.            9,800     616,910
                Bank One Corp.                  26,200   1,023,110
                Citigroup, Inc                  34,240   1,728,435
                                                       -----------
                                                         3,368,455
                                                       -----------
              Biotechnology (1.19%)
                Forest Laboratories, Inc. (b)    6,900     565,455
                Genzyme Corp. (b)               10,100     604,586
                                                       -----------
                                                         1,170,041
                                                       -----------
              Broadcasting (1.09%)
                USA Networks, Inc. (b)          39,000   1,065,090
                                                       -----------
              Business Services (2.13%)
                Cendant Corp. (b)               57,400   1,125,614
                Waste Management, Inc.          30,000     957,300
                                                       -----------
                                                         2,082,914
                                                       -----------
              Chemicals (0.60%)
                E. I. du Pont de Nemours        13,800     586,638
                                                       -----------
              Communications (0.99%)
                Cisco Systems, Inc. (b)         44,000     796,840
                Qualcomm, Inc. (b)               3,400     171,700
                                                       -----------
                                                           968,540
                                                       -----------
              Communication Services (3.65%)
                AOL Time Warner, Inc.           48,400   1,553,640
                SBC Communications, Inc.        16,700     654,139
                Viacom, Inc. (Class B) (b)      31,000   1,368,650
                                                       -----------
                                                         3,576,429
                                                       -----------
              Computers & Business Equipment (3.15%)
                American Tower Corp.            29,100     275,577
                International Business Machines
                  Corp.                         10,100   1,221,696
                Sun Microsystems, Inc.          48,400     595,320
                Texas Instruments, Inc.         35,540     995,120
                                                       -----------
                                                         3,087,713
                                                       -----------
              Conglomerates (2.80%)
                General Electric Co.            42,230   1,692,579
                Tyco International, Ltd.        17,900   1,054,310
                                                       -----------
                                                         2,746,889
                                                       -----------
              Cosmetics & Toiletries (0.30%)
                Avon Products, Inc.              6,400     297,600
                                                       -----------
              Domestic Oil (2.43%)
                Anadarko Petroleum Corp.         8,400     477,540
                BP Amoco, Plc. (ADR)            25,000   1,162,750
                Ocean Energy, Inc. (b)          38,500     739,200
                                                       -----------
                                                         2,379,490
                                                       -----------

            --------------------------------------------------------
                                                           Market
            Common Stocks                         Shares   Value
            --------------------------------------------------------
            Drugs & Health Care (6.39%)
              Amgen, Inc. (b)                      4,200 $   237,048
              Baxter International, Inc.          13,700     734,731
              Biogen, Inc.                        12,800     734,080
              Laboratory Corp. America
                Holdings (b)                       2,800     226,380
              Pfizer, Inc.                        40,750   1,623,887
              Pharmacia Corp.                     35,610   1,518,767
              Schering-Plough Corp.               17,000     608,770
              Sepracor, Inc. (b)                  10,100     576,306
                                                         -----------
                                                           6,259,969
                                                         -----------
            Electronics (4.11%)
              Advanced Micro Devices,
                Inc. (b)                          22,500     356,850
              Flextronics International, Ltd. (b) 39,000     935,610
              Intel Corp.                         87,000   2,736,150
                                                         -----------
                                                           4,028,610
                                                         -----------
            Federal Agencies (1.05%)
              Federal National Mortgage
                Association                       12,900   1,025,550
                                                         -----------
            Financial Services (1.05%)
              J.P. Morgan Chase & Co.             28,200   1,025,070
                                                         -----------
            Food & Beverages (2.31%)
              Coca Cola Co.                       15,400     726,110
              Kraft Foods, Inc.                   16,100     547,883
              PepsiCo, Inc.                       20,400     993,276
                                                         -----------
                                                           2,267,269
                                                         -----------
            Health Care - Products (1.66%)
              Johnson & Johnson                   11,600     685,560
              Procter & Gamble Co.                11,900     941,647
                                                         -----------
                                                           1,627,207
                                                         -----------
            Hotels & Restaurants (0.87%)
              McDonald's Corp.                    32,100     849,687
                                                         -----------
            Household Appliances & Home Furnishings (0.57%)
              Gemstar-TV Guide International,
                Inc.                              20,300     562,310
                                                         -----------
            Insurance (2.57%)
              ACE, Ltd.                           46,300   1,858,945
              Prudential Financial, Inc.           4,200     139,398
              The St. Paul Cos., Inc.             11,900     523,243
                                                         -----------
                                                           2,521,586
                                                         -----------
            Investment Brokerage (1.11%)
              Morgan Stanley Dean Witter &
                Co.                               19,500   1,090,830
                                                         -----------
            Investment Trusts (0.46%)
              Nasdaq 100 Trust                    11,500     447,465
                                                         -----------

                                  (continued)

                                    GACC-33

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

             ------------------------------------------------------
                                                          Market
             Common Stocks                     Shares     Value
             ------------------------------------------------------
             Paper & Forest (1.13%)
               International Paper Co.           27,500 $ 1,109,625
                                                        -----------
             Petroleum Services (1.07%)
               Noble Drilling Corp. (b)          30,900   1,051,836
                                                        -----------
             Railroads & Equipment (0.57%)
               CSX Corp.                         16,000     560,800
                                                        -----------
             Retail (3.87%)
               Home Depot, Inc.                  21,700   1,106,917
               Target Corp.                      33,900   1,391,595
               Wal-Mart Stores, Inc.             22,400   1,289,120
                                                        -----------
                                                          3,787,632
                                                        -----------
             Software (3.34%)
               Intuit, Inc. (b)                  11,200     479,136
               Mercury Interactive Corp. (b)      4,700     159,706
               Microsoft Corp. (b)               35,000   2,318,750
               Peregrine Systems, Inc. (b)       21,400     317,362
                                                        -----------
                                                          3,274,954
                                                        -----------
             Telephone (2.35%)
               Qwest Communications
                 International, Inc.             43,000     607,590
               Sprint Corp. (PCS Group)          45,200   1,103,332
               WorldCom Group                    42,200     594,176
                                                        -----------
                                                          2,305,098
                                                        -----------
             Tobacco (0.78%)
               Philip Morris Cos., Inc.          16,600     761,110
                                                        -----------

             Total Common Stocks (58.30%)
               (Identified cost $56,726,321)             57,126,897
                                                        -----------
             ------------------------------------------------------
                                                Par
             Bonds & Notes                     Amount
             ------------------------------------------------------
             Aerospace & Defense (0.44%)
               BAE Systems Holding
                 (144A), 6.40%, 12/15/11     $  100,000      98,963
               Lockheed Martin Corp.,
                 8.50%, 12/01/29                 75,000      89,540
               United Technologies Corp.,
                 7.13%, 11/15/10                225,000     240,904
                                                        -----------
                                                            429,407
                                                        -----------
             Aluminum (0.18%)
               Alcoa, Inc., 6.00%, 01/15/12     175,000     173,731
                                                        -----------
             Asset Backed (1.10%)
               Citibank Credit Card
                 Issuance Trust, 7.45%,
                 09/15/07                       325,000     344,410
               Citibank Credit Card
                 Issuance Trust, 2.50%,
                 12/10/08 (c)                   175,000     175,000

             ------------------------------------------------------
                                                Par       Market
             Bonds & Notes                     Amount     Value
             ------------------------------------------------------
             Asset Backed (continued)
               Detroit Edison Co., 6.19%,
                 03/01/13                    $  350,000 $   356,284
               Distribution Financial
                 Services Trust, 5.67%,
                 01/17/17                       200,000     200,339
                                                        -----------
                                                          1,076,033
                                                        -----------
             Automobiles (0.43%)
               Autonation, Inc. (144A),
                 9.00%, 08/01/08                 25,000      25,437
               Briggs & Stratton Corp.,
                 8.88%, 03/15/11                125,000     130,625
               DaimlerChrysler North
                 America Holding Corp.,
                 8.50%, 01/18/31                100,000     106,751
               Ford Motor Co., 7.45%,
                 07/16/31                       175,000     160,333
                                                        -----------
                                                            423,146
                                                        -----------
             Auto Parts (0.28%)
               Dana Corp. (144A), 9.00%,
                 08/15/11                       100,000      92,978
               Lear Corp., 7.96%, 05/15/05      175,000     177,472
                                                        -----------
                                                            270,450
                                                        -----------
             Banks (0.57%)
               Suntrust Banks, Inc., 6.38%,
                 04/01/11                       200,000     203,078
               Wells Fargo Bank N.A.,
                 6.45%, 02/01/11                350,000     357,369
                                                        -----------
                                                            560,447
                                                        -----------
             Broadcasting (0.16%)
               News America Holdings,
                 Inc., 7.13%, 04/08/28          175,000     159,635
                                                        -----------
             Business Services (0.21%)
               Electronic Data Systems
                 Corp., 7.45%, 10/15/29         200,000     210,113
                                                        -----------
             Chemicals (0.42%)
               Airgas, Inc., 9.13%, 10/01/11    100,000     105,500
               Lyondell Chemical Co.,
                 9.63%, 05/01/07                200,000     202,000
               OM Group, Inc. (144A),
                 9.25%, 12/15/11                100,000     101,500
                                                        -----------
                                                            409,000
                                                        -----------
             Coal (0.05%)
               Luscar Coal, Ltd. (144A),
                 9.75%, 10/15/11                 50,000      51,750
                                                        -----------

                                  (continued)

                                    GACC-34

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

            -------------------------------------------------------
                                               Par        Market
            Bonds & Notes                     Amount      Value
            -------------------------------------------------------
            Collateralized Mortgage Obligations (4.08%)
              Bear Stearns Commercial
                Mortgage Securities, Inc.,
                6.08%, 02/15/35             $  368,050  $   374,363
              Commercial Mortgage
                Acceptance Corp. (144A),
                6.23%, 03/15/13                200,000      152,547
              DLJ Commercial Mortgage
                Corp. (144A), 7.15%,
                1/10/13 (c)                    175,000      140,437
              DLJ Commercial Mortgage
                Corp., 7.50%, 09/10/10         175,000      184,862
              First Union Lehman Brothers
                Commercial Mortgage
                Trust II, 6.60%, 11/18/29      325,000      340,335
              J.P. Morgan Commercial
                Mortgage Finance Corp.,
                6.66%, 10/15/35                175,000      179,834
              J.P. Morgan Project
                Commercial Mortgage
                Finance Corp., 7.24%,
                09/15/29                       325,000      341,538
              Lehman Brothers-UBS
                Commercial Mortgage
                Trust (144A), 6.16%,
                07/14/16                       194,759      193,240
              Morgan Stanley Capital I,
                Inc., 6.63%, 06/15/08          225,000      232,378
              Morgan Stanley Capital I,
                Inc., 6.22%, 06/01/30              397          412
              NationsLink Funding Corp.
                (Class E), 7.11%, 11/20/08     350,000      347,884
              Principal Residential
                Mortgage Capital (144A),
                5.50%, 06/21/04                225,000      231,451
              Principal Residential
                Mortgage Capital (144A),
                4.55%, 12/20/04 (c)            150,000      148,845
              Reliant Energy Transition
                Bond Co., L.L.C., 4.76%,
                09/15/09                       350,000      342,674
              Residential Asset Security
                Mortgage Pass Thru,
                5.75%, 08/25/05                350,000      355,925
              Salomon Brothers
                Commercial Mortgage
                Trust, 6.23%, 12/18/35         225,000      229,238
              Salomon Brothers Mortgage
                Securities VII, Inc.,
                6.13%, 02/18/34                200,000      202,300

              ----------------------------------------------------
                                               Par       Market
              Bonds & Notes                   Amount     Value
              ----------------------------------------------------
              Collateralized Mortgage Obligations (continued)
                Structured Asset Securities
                  Corp., 6.79%, 10/12/34    $    1,641 $     1,700
                                                       -----------
                                                         3,999,963
                                                       -----------
              Communications (0.55%)
                Charter Communications
                  Holdings, 9.63%, 11/15/09    175,000     177,188
                Clear Channel
                  Communications, 7.25%,
                  09/15/03                     175,000     180,982
                Comcast Cable
                  Communications, 6.38%,
                  01/30/06                     175,000     177,816
                                                       -----------
                                                           535,986
                                                       -----------
              Communication Services (0.26%)
                AOL Time Warner, Inc.,
                  6.13%, 04/15/06              175,000     178,750
                Crown Castle International
                  Corp., 10.75%, 08/01/11       75,000      73,313
                                                       -----------
                                                           252,063
                                                       -----------
              Containers & Glass (0.27%)
                Ball Corp., 8.25%, 08/01/08    250,000     263,750
                                                       -----------
              Drugs & Health Care (0.45%)
                HealthSouth Corp., 7.00%,
                  06/15/08                     200,000     195,000
                Quest Diagnostics, Inc.,
                  7.50%, 07/12/11               75,000      77,357
                Tenet Healthcare Corp.
                  (144A), 5.38%, 11/15/06      175,000     170,716
                                                       -----------
                                                           443,073
                                                       -----------
              Electric Utilities (0.53%)
                DTE Energy Co., 6.00%,
                  06/01/04                     225,000     231,970
                Ohio Power Co., 6.75%,
                  07/01/04                     100,000     103,848
                Progress Energy, Inc.,
                  7.10%, 03/01/11              175,000     181,877
                                                       -----------
                                                           517,695
                                                       -----------
              Federal Agencies (3.53%)
                Federal National Mortgage
                  Association, 7.13%,
                  06/15/10                     175,000     191,763
                Federal National Mortgage
                  Association, 6.25%,
                  02/01/11                     325,000     330,569
                Federal National Mortgage
                  Association, 7.13%,
                  01/15/30                     550,000     611,687

                                  (continued)

                                    GACC-35

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                Par       Market
              Bonds & Notes                    Amount     Value
              ----------------------------------------------------
              Federal Agencies (continued)
                Federal National Mortgage
                  Association, 7.25%,
                  05/15/30                   $  325,000 $  366,998
                Federal National Mortgage
                  Association, 6.50%,
                  12/01/99                      325,000    331,298
                Federal National Mortgage
                  Association (REMIC),
                  6.00%, 02/25/22                19,819     19,815
                Government National
                  Mortgage Association,
                  6.50%, 04/15/14               133,446    136,962
                Government National
                  Mortgage Association,
                  6.50%, 07/15/14               216,823    222,535
                Government National
                  Mortgage Association,
                  8.00%, 07/15/25               556,534    589,210
                Government National
                  Mortgage Association,
                  7.00%, 05/15/31               644,371    659,031
                                                        ----------
                                                         3,459,868
                                                        ----------
              Finance & Banking (5.41%)
                Bank America Corp., 7.40%,
                  01/15/11                      100,000    107,222
                Bombardier Capital, Inc.
                  (144A), 7.30%, 12/15/02       200,000    207,687
                Caterpillar Financial Asset
                  Trust, 4.85%, 04/25/07        200,000    204,429
                Chase Manhattan Corp.,
                  7.88%, 06/15/10               125,000    137,842
                Citigroup, Inc., 7.25%,
                  10/01/10                      125,000    133,961
                Citigroup, Inc., 6.50%,
                  01/18/11                      150,000    154,316
                Conoco Funding Co., 5.45%,
                  10/15/06                      175,000    175,068
                Countrywide Funding Corp.,
                  7.26%, 05/10/04               175,000    185,731
                Credit Suisse USA, Inc.,
                  5.88%, 08/01/06               100,000    101,727
                EOP Operating, L.P., 6.50%,
                  01/15/04                      100,000    103,571
                EOP Operating, L.P., 6.50%,
                  06/15/04                      100,000    103,918
                FleetBoston Financial Corp.,
                  7.25%, 09/15/05               300,000    323,543

              ----------------------------------------------------
                                                Par       Market
              Bonds & Notes                    Amount     Value
              ----------------------------------------------------
              Finance & Banking (continued)
                Ford Motor Credit Co.,
                  6.88%, 02/01/06            $  450,000 $  450,648
                GE Global Insurance Holding
                  Corp., 7.75%, 06/15/30        400,000    451,106
                General Motors Acceptance
                  Corp., 8.00%, 11/01/31        250,000    254,446
                Goldman Sachs Group, Inc.,
                  7.63%, 08/17/05               100,000    108,214
                Goldman Sachs Group, L.P.
                  (144A), 6.63%, 12/01/04       100,000    106,002
                John Hancock Global Funding
                  (144A), 7.90%, 07/02/10       475,000    528,696
                Morgan Stanley Group, Inc.,
                  6.10%, 04/15/06               250,000    257,629
                NiSource Finance Corp.,
                  7.50%, 11/15/03               175,000    181,763
                PP&L Transition Bond,
                  L.L.C., 6.83%, 03/25/07       225,000    239,128
                Qwest Capital Funding, Inc.,
                  7.75%, 08/15/06               150,000    154,226
                Simon Property Group, L.P.,
                  7.38%, 01/20/06               200,000    206,577
                Sprint Capital Corp., 6.00%,
                  01/15/07                      175,000    173,755
                Verizon Global Funding
                  Corp., 7.75%, 12/01/30        225,000    250,423
                                                        ----------
                                                         5,301,628
                                                        ----------
              Financial Services (1.21%)
                ERAC USA Finance Co.
                  (144A), 6.95%, 03/01/04       225,000    230,843
                Household Finance Corp.,
                  6.38%, 10/15/11               375,000    362,818
                MBNA Credit Card Master
                  Note Trust, 6.55%,
                  12/15/08                      200,000    206,901
                Morgan Stanley Dean Witter
                  Capital, 7.00%, 02/15/11      175,000    179,270
                Reed Elsevier Capital, Inc.,
                  6.13%, 08/01/06               200,000    203,557
                                                        ----------
                                                         1,183,389
                                                        ----------

                                  (continued)

                                    GACC-36

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                               Par       Market
              Bonds & Notes                   Amount     Value
              ----------------------------------------------------
              Food & Beverages (0.80%)
                Coca Cola Enterprises, Inc.,
                  6.95%, 11/15/26            $  75,000 $    77,862
                Conagra, Inc., 7.50%,
                  09/15/05                     175,000     188,903
                Kellogg Co., 6.00%, 04/01/06   175,000     179,830
                Tyson Foods, Inc. (144A),
                  6.63%, 10/01/04              200,000     205,406
                Unilever Capital, 7.13%,
                  11/01/10                     125,000     135,117
                                                       -----------
                                                           787,118
                                                       -----------
              Gas & Pipeline Utilities (0.84%)
                KeySpan Corp., 6.15%,
                  06/01/06                     175,000     179,102
                PSEG Transition Funding,
                  L.L.C., 5.74%, 03/15/07      250,000     259,822
                PSEG Transition Funding,
                  L.L.C., 5.98%, 06/15/08      375,000     389,642
                                                       -----------
                                                           828,566
                                                       -----------
              Health Care - Products (0.41%)
                Unilever Capital Corp.,
                  6.88%, 11/01/05              375,000     400,137
                                                       -----------
              Hotels & Restaurants (0.34%)
                McDonald's Corp., 6.00%,
                  04/15/11                      75,000      75,045
                Park Place Entertainment
                  Corp., 9.38%, 02/15/07       250,000     261,250
                                                       -----------
                                                           336,295
                                                       -----------
              Investment Brokerage (0.37%)
                Merrill Lynch & Co., Inc.,
                  5.35%, 06/15/04              350,000     359,344
                                                       -----------
              Leisure (0.31%)
                Aztar Corp. (144A), 9.00%,
                  08/15/11                     100,000     103,000
                The Walt Disney Co., 3.90%,
                  09/15/03                     200,000     199,798
                                                       -----------
                                                           302,798
                                                       -----------
              Municipal Bond (0.11%)
                New Jersey Economic
                  Development Authority,
                  7.43%, 02/15/29              100,000     110,771
                                                       -----------
              Paper & Forest (0.50%)
                International Paper Co.,
                  8.00%, 07/08/03               50,000      52,698
                International Paper Co.,
                  6.75%, 09/01/11               75,000      75,839

             -----------------------------------------------------
                                                   Par     Market
             Bonds & Notes                        Amount   Value
             -----------------------------------------------------
             Paper & Forest (continued)
               Potlatch Corp. (144A), 10.00%,
                 07/15/11                        $125,000 $130,000
               Tembec Industries, Inc., 8.50%,
                 02/01/11                         225,000  232,875
                                                          --------
                                                           491,412
                                                          --------
             Pollution Control (0.25%)
               Allied Waste North America, Inc.,
                 7.88%, 01/01/09                  250,000  245,000
                                                          --------
             Railroads & Equipment (0.39%)
               Burlington Northern Santa Fe
                 Corp., 6.70%, 08/01/28           175,000  168,323
               Union Pacific Corp., 6.63%,
                 02/01/29                         225,000  216,342
                                                          --------
                                                           384,665
                                                          --------
             Real Estate Investment Trust (0.16%)
               Senior Housing Properties Trust,
                 8.63%, 01/15/12                   50,000   50,500
               Spieker Properties, L.P., 6.80%,
                 05/01/04                         100,000  104,321
                                                          --------
                                                           154,821
                                                          --------
             Retail (0.52%)
               Federated Department Stores,
                 Inc., 8.13%, 10/15/02            175,000  180,980
               Norfolk Southern Corp., 7.35%,
                 05/15/07                         175,000  187,527
               The Kroger Co., 8.00%, 09/15/29    125,000  138,652
                                                          --------
                                                           507,159
                                                          --------
             Steel (0.20%)
               Alaska Steel Corp., 7.88%,
                 02/15/09                         200,000  196,000
                                                          --------
             Telephone (1.80%)
               AT&T Corp., 6.00%, 03/15/09         75,000   71,118
               AT&T Corp., 6.50%, 03/15/29        150,000  129,253
               AT&T Corp. (144A), 8.00%,
                 11/15/31                          50,000   52,306
               AT&T Wireless Services, Inc.,
                 8.75%, 03/01/31                   75,000   85,004
               British Telecommunications, Plc.,
                 8.13%, 12/15/10 (c)              125,000  138,363
               British Telecommunications, Plc.,
                 8.63%, 12/15/30 (c)              100,000  115,199

                                  (continued)

                                    GACC-37

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001

             -----------------------------------------------------
                                               Par       Market
             Bonds & Notes                    Amount     Value
             -----------------------------------------------------
             Telephone (continued)
               Cox Communications, Inc.,
                 7.75%, 08/15/06            $   75,000 $    80,518
               France Telecom S.A.
                 (144A), 7.20%, 03/01/06       175,000     185,831
               GTE Southwest, Inc., 6.54%,
                 12/01/05                      150,000     155,855
               Telecomunicacione de
                 Puerto Rico, Inc., 6.65%,
                 05/15/06                      175,000     175,125
               Telus Corp., 7.50%, 06/01/07    225,000     236,783
               Worldcom, Inc., 7.88%,
                 05/15/03                      100,000     104,546
               Worldcom, Inc., 6.50%,
                 05/15/04                      100,000     102,750
               Worldcom, Inc., 7.50%,
                 05/15/11                      125,000     128,584
                                                       -----------
                                                         1,761,235
                                                       -----------
             U.S. Treasury (7.37%)
               United States Treasury
                 Bonds, 9.25%, 02/15/16        650,000     878,922
               United States Treasury
                 Bonds, 8.88%, 02/15/19        600,000     804,937
               United States Treasury
                 Bonds, 8.13%, 08/15/21        700,000     893,594
               United States Treasury
                 Bonds, 6.75%, 08/15/26        775,000     874,963
               United States Treasury
                 Bonds, 6.13%, 08/15/29        150,000     159,199
               United States Treasury
                 Bonds, 6.25%, 05/15/30        625,000     677,026
               United States Treasury
                 Notes, 5.88%, 11/15/04      2,375,000   2,514,716
               United States Treasury
                 Notes, 5.00%, 02/15/11        425,000     423,705
                                                       -----------
                                                         7,227,062
                                                       -----------
             Utilities (0.34%)
               American Electric Power,
                 Inc., 6.13%, 05/15/06         175,000     173,236
               Energy East Corp., 7.75%,
                 11/15/03 (c)                  150,000     156,548
                                                       -----------
                                                           329,784
                                                       -----------
             Yankee (2.61%)
               Deutsche Telekom
                 International Finance
                 B.V., 7.75%, 06/15/05         175,000     189,496
               Federal Republic of Brazil,
                 8.00%, 04/15/14               307,853     234,353

              ----------------------------------------------------
                                               Par       Market
              Bonds & Notes                   Amount     Value
              ----------------------------------------------------
              Yankee (continued)
                Flextronics International,
                  Ltd., 9.88%, 07/01/10     $   75,000 $    78,750
                National Republic of
                  Bulgaria, 4.56%, 01/30/02    272,250     236,857
                Province of Quebec, 5.50%,
                  04/11/06                     100,000     101,785
                Province of Quebec, 6.13%,
                  01/22/11                      25,000      25,177
                Province of Quebec, 7.50%,
                  09/15/29                     175,000     195,080
                Republic of Panama, 4.50%,
                  07/17/14 (c)                 148,148     131,268
                Republic of Peru, 4.50%,
                  03/07/17 (c)                 125,000      97,138
                Republic of Philippines,
                  9.88%, 03/16/10              150,000     155,250
                Republic of Poland, 6.00%,
                  10/27/14 (c)                 199,000     197,508
                Russian Federation, 8.25%,
                  03/31/10                     175,000     152,250
                Tyco International Group
                  S.A., 6.25%, 06/15/03        100,000     104,024
                Tyco International Group
                  S.A., 6.38%, 02/15/06        250,000     255,334
                United Mexican States,
                  9.75%, 04/06/05               75,000      84,188
                United Mexican States,
                  9.88%, 02/01/10              225,000     251,437
                United Mexican States,
                  11.50%, 05/15/26              50,000      63,700
                                                       -----------
                                                         2,553,595
                                                       -----------

              Total Bonds & Notes (37.45%)
                (Identified cost $35,990,691)           36,696,889
                                                       -----------

                                  (continued)

                                    GACC-38

            General American Capital Company Asset Allocation Fund

Schedule of Investments - December 31, 2001


               -------------------------------------------------
                                                      Market
               Short Term Investment       Shares     Value
               -------------------------------------------------
               Money Market Funds (4.35%)
                 SSGA Funds, 1.82%        4,269,316   4,269,316
                                                    -----------

               Total Short Term
                 Investments (4.35%)
                 (Identified cost $4,269,316)         4,269,316
                                                    -----------

               Total Investments (100.10%)
                 (Identified cost $96,986,328) (a)   98,093,102

                 Other Net Assets (-0.10%)             (101,954)
                                                    -----------

               Total Net Assets (100.00%)           $97,991,148
                                                    ===========

(a) Federal Tax Information:

    At December 31, 2001 the net unrealized appreciation on investments based on cost of $97,021,556 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
              for all investments in which there is an
              excess of value over tax cost            $ 5,044,052
            Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value             (3,972,506)
                                                       -----------
            Net unrealized appreciation                $ 1,071,546
                                                       ===========

(b) Non-income producing security.

(c) Variable or floating rate security. Rate disclosed is as of December 31, 2001.
Key to Abbreviations:

144A- Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,157,635 or 3.2% of net assets.

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.


                See accompanying notes to financial statements.

                                    GACC-39

            General American Capital Company Asset Allocation Fund

Statement of Assets & Liabilities

December 31, 2001

       Assets:
        Investments at value                                $98,093,102
        Cash                                                     71,974
        Receivable for:
          Securities sold                                       267,718
          Fund shares sold                                       32,944
          Dividends and interest                                618,243
          Foreign taxes                                              76
                                                            -----------
            Total Assets                                     99,084,057
                                                            -----------
       Liabilities:
        Payable for:
          Securities purchased                                1,043,112
          Withholding taxes                                         122
        Accrued expenses payable to:
          Conning Asset Management Company                       41,396
          General American Life Insurance Company                 8,279
                                                            -----------
            Total Liabilities                                 1,092,909
                                                            -----------
        Net Assets                                          $97,991,148
                                                            ===========
       Components of Net Assets:
        Capital paid in                                     $98,914,754
        Undistributed net investment income                     125,770
        Accumulated net realized gains (losses)              (2,156,150)
        Unrealized appreciation (depreciation) on
          investments                                         1,106,774
                                                            -----------
        Net Assets                                          $97,991,148
                                                            ===========

       Total shares of capital stock outstanding              2,233,712
        Net asset value per share (Total net assets divided
          by total shares of capital stock outstanding)     $     43.87
       Identified cost of investments                       $96,986,328

Statement of Operations

Year Ended December 31, 2001

         Investment Income:
          Dividends                                   $    711,384 (a)
          Interest                                       2,837,727
                                                     -------------
            Total investment income                      3,549,111
                                                     -------------
         Expenses:
          Investment management charge                     561,282
          Administrative charge                            112,257
                                                     -------------
            Total expenses                                 673,539
                                                     -------------
              Net Investment Income                      2,875,572
                                                     -------------
         Realized and Unrealized Gain (Loss)
          Realized gain (loss) on:
            Investments--net                            (2,403,664)
          Unrealized appreciation (depreciation) on:
            Investments--net                            (8,825,774)
                                                     -------------
          Net gain (loss)                              (11,229,438)
                                                     -------------
         Net Increase (Decrease) in Net Assets
           From Operations                            $ (8,353,866)
                                                     =============

(a)  Net of foreign taxes of $122
Statement of Changes in Net Assets

                                                                               Year Ended    Year Ended
                                                                              December 31,  December 31,
                                                                              ------------  ------------
                                                                                  2001          2000
                                                                              ------------  ------------
From Operations:
   Net investment income                                                      $  2,875,572  $  2,921,385
   Net realized gain (loss)                                                     (2,403,664)   50,539,784
   Unrealized appreciation (depreciation)                                       (8,825,774)  (51,308,452)
                                                                              ------------  ------------
       Increase (decrease) in net assets from operations                        (8,353,866)    2,152,717
                                                                              ------------  ------------
From Capital Share Transactions
   Proceeds from sale of shares                                                 16,749,682    18,863,703
   Cost of shares redeemed                                                     (57,762,760)  (25,718,891)
                                                                              ------------  ------------
       Increase (decrease) in net assets from capital share transactions       (41,013,078)   (6,855,188)
                                                                              ------------  ------------
       Total increase (decrease) in net assets                                 (49,366,944)   (4,702,471)
Net Assets
   Beginning of the year                                                       147,358,092   152,060,563
                                                                              ------------  ------------
   End of the year                                                            $ 97,991,148  $147,358,092
                                                                              ============  ============
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $    125,770  $    125,770
                                                                              ============  ============
Number of shares of the Fund:
   Issued from the sale of shares                                                  383,722       387,547
   Redeemed                                                                     (1,288,510)     (531,587)
                                                                              ------------  ------------
   Net Change                                                                     (904,788)     (144,040)
                                                                              ============  ============

                See accompanying notes to financial statements.

                                    GACC-40

            General American Capital Company Asset Allocation Fund

Financial Highlights

                                                                  Year Ended December 31,
                                                       ---------------------------------------------
                                                        2001      2000      1999     1998     1997
                                                       -------  --------  -------- -------- --------

Net Asset Value, Beginning of Year                     $ 46.95  $  46.32  $  37.55 $  31.86 $  26.83
                                                       -------  --------  -------- -------- --------
Income From Investment Operations:
Net investment income                                     1.30      0.91      0.63     0.81     0.96
Net realized and unrealized gain (loss) on investments   (4.38)    (0.28)     8.14     4.88     4.07
                                                       -------  --------  -------- -------- --------
Total from investment operations                         (3.08)     0.63      8.77     5.69     5.03
                                                       -------  --------  -------- -------- --------
Net Asset Value, End of Year                           $ 43.87  $  46.95  $  46.32 $  37.55 $  31.86
                                                       =======  ========  ======== ======== ========

Total Return (%)                                          (6.6)      1.4      23.4     17.9     18.7

Net assets, end of period (000)                        $97,991  $147,358  $152,061 $124,510 $111,269
Ratio of operating expenses to average net assets (%)     0.60      0.60      0.60     0.60     0.60
Ratio of net investment income to average net
  assets (%)                                              2.56      1.88      1.56     2.42     3.24
Portfolio turnover rate (%)                                125       155        12       34       36




                See accompanying notes to financial statements.

                                    GACC-41

           General American Capital Company International Index Fund

Management Discussion

International stocks declined during 2001. The International Index Fund returned -21.0% for the year ended December 31, 2001 compared to the MSCI EAFE Index which lost -21.4%. The three largest sectors of the Index, United Kingdom (25.30%), Japan (19.89%) and France (10.47%) all had negative returns for the year (-14.05%, -29.40%, -22.36% respectively). The value of the euro fell from 94 cents to 89 cents, while the yen fell from 114y/$ to 132y/$. Both the European Central Bank and the Bank of Japan lowered their benchmark rates during 2001. The 5-year return for the Fund was 1.3% versus 0.9% for the Index.

Growth for a $10,000 Investment




                                    [CHART]

                International Index Fund       MSCI EAFE wNet Dividends
2/1993                  10000                           10000
1993                    13103                           13258
1994                    13944                           14289
1995                    15109                           15890
1996                    16227                           16851
1997                    16595                           17151
1998                    19874                           20580
1999                    25653                           26130
2000                    21872                           22428
2001                    17286                           17619


Average Annual Returns

                                            International Index Fund
          Periods Ended December 31, 2001 1 year  5 years Life of Fund

            Average Annual Returns (*)    (21.0%)  1.3%       6.4%

             * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-42

           General American Capital Company International Index Fund

Schedule of Investments - December 31, 2001

              ---------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ---------------------------------------------------
              Australia (3.43%)
                AMP, Ltd.                        2,131 $   20,115
                Australia & New Zealand Bank
                  Group                          1,682     15,334
                Brambles Industries, Ltd.        2,510     13,362
                Broken Hill Property Co.         7,374     39,634
                Commonwealth Bank of Australia   2,076     31,817
                Fosters Brewing Group, Ltd.      6,462     16,076
                National Australia Bank, Ltd.    2,349     38,309
                News Corp., Ltd.                 2,343     18,736
                OneSteel, Ltd.                  16,225      9,169
                Rio Tinto, Ltd.                    896     17,065
                Telstra Corp.                    3,751     10,445
                Westpac Banking Corp.            4,065     32,783
                WMC, Ltd.                        2,935     14,382
                Woolworths, Ltd.                 2,631     15,138
                                                       ----------
                                                          292,365
                                                       ----------
              Belgium (0.62%)
                Dexia                              385      5,536
                Electrabel S.A.                     60     12,501
                Fortis                             446     11,576
                Fortis Belgium Bank                  5          0
                GPE Bruxelles Lam                  224     11,777
                KBC Bankverzekerin NpV             348     11,681
                TotalFinaElf S.A.                  450          4
                                                       ----------
                                                           53,075
                                                       ----------
              Bermuda (0.07%)
                Johnson Electric Holdings        5,500      5,784
                                                       ----------
              Denmark (0.84%)
                A/S Dampskibsselskabe Svendborg      2     18,203
                Dampskibsselskabet AF 1912 A/S       2     13,652
                Danske Bank A/S                    700     11,233
                Novo Nordisk A/S                   375     15,336
                Novozymes A/S (B Shares)           215      4,338
                Tele Danmark A/S                   238      8,479
                                                       ----------
                                                           71,241
                                                       ----------
              Finland (2.33%)
                Metso Oyj                        1,032     10,842
                Nokia AB Oyj                     5,800    149,554
                Sonera Oyj                         900      4,560
                Stora Enso Oyj                   1,100     14,084
                UPM-Kymmene Oyj                    600     19,900
                                                       ----------
                                                          198,940
                                                       ----------
              France (9.40%)
                Accor S.A.                         450     16,359
                Air Liquide                        231     32,373
                Alcatel Optronics                1,316     22,497
                Alstom                             438      4,871

               --------------------------------------------------
                                                         Market
               Common Stocks                    Shares   Value
               --------------------------------------------------
               France (continued)
                 Aventis S.A.                     877  $   62,273
                 AXA                            1,540      32,181
                 BNP Paribas                      441      39,462
                 Bouygues (b)                     420      13,762
                 Canal Plus                       162         516
                 Cap Gemini                       161      11,626
                 Carrefour                        649      33,746
                 Casino Guichard                  153      11,804
                 Cie de St. Gobain                165      24,901
                 Dassault Systemes S.A.           159       7,645
                 France Telecom S.A.              414      16,551
                 Groupe Danone                    177      21,591
                 L'Oreal S.A.                     452      32,558
                 Lafarge S.A.                     249      23,257
                 Lagardere SCA                    227       9,499
                 LVMH Moet Hennessy Louis
                   Vuitton (b)                    353      14,364
                 Peugoet S.A.                     444      18,877
                 Pinault-Printemps-Redoute S.A.   100      12,875
                 Sagem S.A.                       104       6,366
                 Sanofi-Synthelabo S.A.           550      41,037
                 Schneider Electric               326      15,674
                 Society General de France S.A.   408      22,832
                 Sodexho Alliance                 206       8,806
                 STMicroelectronics N.V.          700      22,468
                 Suez S.A.                      1,185      35,873
                 Thomson CSF                      244       8,418
                 Total Fina S.A.                  839     119,822
                 Vivendi Universal              1,032      56,510
                                                       ----------
                                                          801,394
                                                       ----------
               Germany (6.93%)
                 Allianz Holdings A.G.            200      47,368
                 BASF A.G.                      1,000      37,173
                 Bayer A.G.                     1,100      35,063
                 Bayerishe Hypo-und Vereinsbank
                   A.G.                           534      16,318
                 Beiersdorf A.G.                  200      22,704
                 DaimlerChrysler A.G.           1,204      51,832
                 Deutsche Bank A.G.               600      42,417
                 Deutsche Telekom A.G.          2,500      42,960
                 EON Bank A.G.                    820      42,477
                 Epcos                            110       5,436
                 Fresenius Medical Care A.G.      100       6,188
                 Infineon Technologies A.G.       400       8,174
                 Lufthansa A.G.                   700       9,243
                 Metro A.G.                       250       8,870
                 Muenchener Ruckverssicherungs
                   A.G.                           100      27,152

                                  (continued)

                                    GACC-43

           General American Capital Company International Index Fund

Schedule of Investments - December 31, 2001

              ---------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ---------------------------------------------------
              Germany (continued)
                RWE A.G.                           550 $   20,666
                SAP A.G.                           250     32,565
                Schering A.G.                      500     26,533
                Siemens A.G.                     1,050     69,509
                Thyssen Krupp A.G.               1,000     14,593
                Volkswagen A.G.                    500     23,372
                                                       ----------
                                                          590,613
                                                       ----------
              Hong Kong (1.64%)
                Bank of East Asia, Ltd.          3,400      7,325
                Cheung Kong Holdings, Ltd.       1,000     10,387
                CLP Holdings                     3,100     11,827
                Hang Seng Bank                     800      8,797
                Henderson Land Development Co.   2,000      9,105
                Hong Kong & China Gas Co., Ltd.  7,800      9,603
                HSBC Holdings, Plc.                600      7,021
                Hutchison Whampoa, Ltd.          2,600     25,174
                New World Development Co.        5,000      4,360
                Pacific Century                 15,860      4,373
                Sun Hung Kai Properties, Ltd.    2,000     16,158
                Swire Pacific, Ltd.              3,000     16,351
                Wharf Holdings, Ltd.             4,000      9,772
                                                       ----------
                                                          140,253
                                                       ----------
              Ireland (1.34%)
                Allied Irish Banks, Plc.         4,756     55,050
                Bank of Ireland                  1,758     16,639
                CRH, Plc.                        1,024     18,080
                Eircom, Plc.                     4,449      5,288
                Elan Corp.                         426     19,497
                                                       ----------
                                                          114,554
                                                       ----------
              Italy (3.58%)
                Assicuraziono Generali SpA       1,325     36,808
                Autostrade SpA                   2,000     13,890
                Banca Intesa SpA                 6,250     15,637
                Bipop Carire                     2,500      4,140
                Enel SpA                         1,756      9,897
                Eni SpA                          4,543     56,953
                FIAT SpA                           870     13,959
                Mediaset SpA                     1,700     12,427
                Mediobanca SpA                   1,250     14,001
                RAS SpA                          1,200     14,135
                Sao Paolo Imi SpA                1,961     21,039
                Telecom Italia Mobile SpA        5,698     31,810
                Telecom Italia SpA               1,650      8,815
                Telecom Italia SpA - RNC         3,405     29,104
                Unicredito Italiano SpA          5,654     22,704
                                                       ----------
                                                          305,319
                                                       ----------

              ----------------------------------------------------
                                                          Market
              Common Stocks                      Shares   Value
              ----------------------------------------------------
              Japan (19.42%)
                Acom Co., Ltd.                     100  $    7,287
                Advantest                          100       5,662
                Ajinomoto Co., Inc.              1,000       9,767
                Asahi Bank                       5,000       3,128
                Asahi Chemical Industry Co.      4,000      14,039
                Asahi Glass Co.                  2,000      11,827
                Benesse Corp.                      300       7,783
                Bridgestone Corp.                1,000      10,583
                Canon, Inc.                      1,000      34,412
                Central Japan Railway                3      19,411
                Dai-Nippon Printing Co.          2,000      19,991
                Daiichi Pharmacy Co.             1,000      19,457
                Daiwa Securities Group, Inc.     2,000      10,514
                Denso Corp.                      1,000      13,246
                East Japan Railway, Ltd.             5      24,149
                Eisai Co.                        1,000      24,874
                Fanuc, Ltd.                        300      12,773
                Fuji Photo Film Co.              1,000      35,709
                Fujitsu                          3,000      21,837
                Furukawa Electric Co., Ltd.      1,000       5,311
                Hitachi                          4,000      29,300
                Honda Motor Co.                  1,000      39,905
                Hoya Corp.                         300      17,923
                Ito-Yokado Co.                   1,000      45,170
                Itochu Corp. (b)                 3,000       6,776
                Japan Airlines Co.               2,000       4,792
                Japan Tobacco, Inc.                  2      12,590
                Kansai Electric Power            1,100      15,754
                Kao Corp.                        1,000      20,792
                Keyence Corp.                      100      16,626
                Kinki Nippon Railway Co.         4,120      13,203
                Kirin Brewery Co.                2,000      14,299
                Komatsu                          2,000       7,157
                Konami Co.                         200       5,936
                Kyocera Corp.                      200      13,047
                Kyushu Electic Power               400       5,762
                Matsushita Electric Industry Co. 2,000      25,683
                Mitsubishi Chemical              4,157       8,849
                Mitsubishi Corp.                 2,000      12,986
                Mitsubishi Electric Corp.        3,000      11,605
                Mitsubishi Estate                2,000      14,634
                Mitsubishi Heavy Industry        6,000      16,023
                Mitsubishi Tokyo Finance             4      26,827
                Mitsui & Co.                     3,000      14,856
                Mitsui Fudosan Co.               2,000      15,260
                Mizuho Holdings                      6      12,223
                Murata Manufactoring Co.           300      17,992
                NEC Corp.                        2,000      20,403

                                  (continued)

                                    GACC-44

           General American Capital Company International Index Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                          Market
              Common Stocks                      Shares   Value
              ----------------------------------------------------
              Japan (continued)
                Nikko Securities, Ltd.            1,000 $    4,464
                Nintendo Co.                        100     17,511
                Nippon Mitsubishi Oil             3,000     11,445
                Nippon Sheet Glass                1,000      3,159
                Nippon Steel Corp.               13,000     18,747
                Nippon Telephone & Telegraph
                  Corp.                               3      9,774
                Nissan Motor Co. (b)              4,000     21,212
                Nissen Co., Ltd.                     50        162
                Nitto Denko Corp.                   400      9,248
                Nomura Securities                 2,000     25,637
                NTT Data Corp.                        1      3,556
                NTT DoCoMo                            2     23,501
                Omron Corp.                       1,000     13,353
                Oriental Land Co., Ltd.             200     13,749
                Orix Corp.                          100      8,958
                Osaka Gas Co.                     2,000      4,776
                Promise Co.                         200     10,819
                Ricoh Co., Ltd.                   1,000     18,617
                Rohm Co.                            200     25,958
                Sankyo Co.                        1,000     17,130
                Sanyo Electric Co.                3,000     14,169
                Secom Co.                           500     25,103
                Sekisui House                     2,000     14,497
                Sharp Corp.                       2,000     23,394
                Shin-Etsu Chemical Co.            1,000     35,938
                Shionogi & Co.                    1,000     17,091
                Shizuoka Bank                     2,000     15,138
                SMC Corp.                           200     20,357
                Softbank Corp.                      300      4,853
                Sony Corp.                        1,100     50,275
                Sumitomo Bank                     4,000     16,939
                Sumitomo Chemical                 3,000     10,186
                Sumitomo Corp.                    2,000      9,171
                Sumitomo Electric Industries      2,000     13,963
                Sumitomo Trust & Banking          1,000      4,059
                Taisho Pharmaceutical Co.         1,000     15,718
                Takeda Chemical Industries, Ltd.  1,000     45,246
                Takefuji Corp.                      400     28,933
                TDK Corp.                           200      9,431
                Tohoku Electric Power             1,200     16,463
                Tokio Marine & Fire Insurance     2,000     14,619
                Tokyo Electric Power              1,200     25,546
                Tokyo Electron                      200      9,812
                Tokyo Gas Co.                     6,000     16,069
                Toppan Printing Co.               2,000     18,450
                Toshiba Corp.                     5,000     17,168
                Toyota Motor Corp.                2,900     73,463

               --------------------------------------------------
                                                         Market
               Common Stocks                    Shares   Value
               --------------------------------------------------
               Japan (continued)
                 UFJ Holdings, Inc.                 2  $    4,410
                 Yamanouchi Pharmaceutical      1,000      26,400
                 Yamato Transport               1,000      18,846
                                                       ----------
                                                        1,655,616
                                                       ----------
               Netherlands (5.73%)
                 ABN AMRO Holdings N.V.         1,687      27,172
                 Aegon N.V.                     1,138      30,803
                 Ahold Koninklijke N.V.           891      25,926
                 Akzo Nobel N.V.                  664      29,649
                 ASML Holding N.V. (b)            617      10,723
                 Elsevier N.V.                  1,443      17,062
                 European Aeronautic Defense &
                   Space Co.                      172       2,089
                 Heineken N.V.                    270      10,239
                 ING Bank N.V.                  2,114      53,907
                 Koninklijke Kpn N.V.           1,297       6,594
                 Koninklijke Philips
                   Electronics N.V.             1,743      51,803
                 Numico Kon N.V.                  180       4,196
                 Royal Dutch Petroleum          2,687     136,129
                 TNT Post Group N.V.              797      17,244
                 Unilever N.V.                    707      41,452
                 VNU N.V.                         292       8,972
                 Wolters Kluwer N.V.              630      14,360
                                                       ----------
                                                          488,320
                                                       ----------
               New Zealand (0.01%)
                 Telecom Corp. of New Zealand     546       1,137
                                                       ----------
               Norway (0.40%)
                 Den Norske Bank ASA            1,900       8,558
                 Norsk Hydro ASA                  600      25,153
                                                       ----------
                                                           33,711
                                                       ----------
               Portugal (0.53%)
                 Banco Comercial Portugues      3,571      14,467
                 Electricidade de Portugal S.A. 5,000      10,863
                 Portugal Telecom S.A.          2,550      19,866
                                                       ----------
                                                           45,196
                                                       ----------
               Singapore (0.71%)
                 Chartered Semiconductor
                   Manufactoring, Ltd.          3,000       7,961
                 DBS Group Holdings, Inc.       2,000      14,947
                 Overseas-Chinese Banking Corp. 2,040      12,153
                 Singapore Airlines             1,000       5,957
                 Singapore Telecommunications,
                   Ltd.                         6,000       5,719
                 United Overseas Bank           2,000      13,756
                                                       ----------
                                                           60,493
                                                       ----------

                                  (continued)

                                    GACC-45

           General American Capital Company International Index Fund

Schedule of Investments - December 31, 2001

              ---------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ---------------------------------------------------
              Spain (3.04%)
                Banco Central Hispanamericano
                  S.A.                           5,134 $   43,015
                Banco de Bilbao Vizcaya
                  Argentaria                     3,834     47,450
                Endesa S.A.                      1,527     23,888
                Gas Natural SDG S.A.               875     14,569
                Iberdrola S.A.                   1,974     25,696
                Repsol S.A.                      2,455     35,804
                Telefonica S.A.(b)               5,137     68,745
                                                       ----------
                                                          259,167
                                                       ----------
              Sweden (2.17%)
                Hennes & Mauritz A.B.            1,000     20,687
                LM Ericsson Telephone            9,200     49,992
                Nordic Baltic Holding            3,500     18,518
                Sandvik A.B.                       750     16,051
                Securitas A.B.                     800     15,177
                Skand Enskilda BKN               1,600     14,567
                Skandia Forsaekrings             1,400     10,143
                Svenska Handelsbanken            1,200     17,617
                Telia(b)                         2,000      8,904
                Volvo A.B. (Series B)              800     13,423
                                                       ----------
                                                          185,079
                                                       ----------
              Switzerland (7.35%)
                ABB, Ltd.                        1,692     16,305
                Adecco S.A.                        170      9,241
                Credit Suisse Group              1,320     56,289
                Givaudan A.G.(b)                    29      8,838
                Holcim, Ltd. (Class B)             100     21,562
                Nestle S.A.                        450     95,947
                Novartis A.G.                    3,800    137,325
                Richemont Cie Finance A.G.       1,000     18,581
                Roche Holdings A.G. (Bearer)     1,000     71,373
                Roche Holdings A.G. Genusschein     89      7,290
                Swiss Reinsurance                  300     30,175
                Swisscom A.G.                      110     30,476
                Syngenta                           353     17,894
                Syngenta A.G.                       21      1,088
                UBS A.G.                         1,566     79,040
                Zurich Financial Servicess A.G.    109     25,571
                                                       ----------
                                                          626,995
                                                       ----------
              United Kingdom (26.76%)
                3i Group, Plc.                     980     12,259
                Abbey National, Plc.             2,190     31,236
                Amvescap, Plc.                   1,090     15,721
                ARM Holdings, Plc.(b)            1,804      9,426
                AstraZeneca Group, Plc.          2,260    101,899
                BAA, Plc.                        2,418     19,373
                BAE Systems, Inc.                2,230     10,045

              ---------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ---------------------------------------------------
              United Kingdom (continued)
                Barclays, Plc.                   2,064 $   68,340
                BG Group, Plc.                   4,593     18,717
                Billiton                         3,300     16,762
                BOC Group, Plc.                  1,152     17,772
                Boots Co., Plc.                  1,713     14,572
                BP Amoco, Plc.                  30,100    233,932
                Brambles Industries, Plc.        1,673      8,279
                British Airways, Plc.            1,423      4,038
                British America Tobacco, Plc.    2,813     23,848
                British Sky Broadcasting Group,
                  Plc.                           1,389     15,283
                BT Group, Plc.                  10,898     40,128
                Cable & Wireless                 4,000     19,240
                Cadbury Schweppes, Plc.          4,473     28,514
                Centrica, Plc.                   5,577     18,019
                CGNU, Plc.                       2,509     30,856
                CMG, Plc.                        1,253      4,431
                Compass Group                    4,235     31,743
                Diageo, Plc.                     5,184     59,227
                Dixons Group, Plc.               4,000     13,681
                EMI Group, Plc.                  2,221     11,540
                GKN, Plc.                        1,673      6,452
                GlaxoSmithKline, Plc.            7,735    193,967
                Granada Compass, Plc.            5,564     11,620
                Great University Stores, Plc.    2,301     21,600
                Hays, Plc.                       4,451     13,474
                HBOS, Plc.                       3,308     38,323
                HSBC Holdings, Plc.             10,663    125,083
                Imperial Tobacco                 1,130     14,900
                Invensys, Plc.                   8,008     13,898
                J. Sainsbury, Plc.               2,889     15,389
                Kingfisher                       2,882     16,820
                Land Securities, Plc.            1,461     16,660
                Lattice Group                    5,601     12,717
                Legal & General Group            8,176     18,920
                Lloyds TSB Group                 6,685     72,581
                Logica, Plc.                       812      7,563
                Marconi, Plc.                    4,689      2,849
                Marks & Spencer, Plc.            6,524     34,277
                MM02, Plc.                      10,898     13,720
                National Grid Group, Plc.        2,194     13,667
                National Power, Plc.             2,421      7,135
                Pearson, Plc.                    1,211     13,941
                Prudential, Plc.                 2,444     28,314
                Railtrack Group, Plc.            1,687      6,875
                Reckitt & Benckiser                794     11,556
                Reed International, Plc.         2,292     19,014
                Rentokil Group, Plc.             4,200     16,871

                                  (continued)

                                    GACC-46

           General American Capital Company International Index Fund

Schedule of Investments - December 31, 2001

             ------------------------------------------------------
                                                           Market
             Common Stocks                        Shares   Value
             ------------------------------------------------------
             United Kingdom (continued)
               Reuters Group, Plc.                 2,036 $   20,150
               Rio Tinto, Ltd.                     1,937     37,099
               Royal & Sun Alliance                2,500     14,363
               Royal Bank Scotland Group, Plc.     3,086     75,096
               Safeway, Plc.                       3,000     13,972
               Sage Group, Ltd.                    2,499      8,311
               Scot & Southern En                  1,270     11,275
               Scottish Power, Plc.                2,806     15,519
               Shell Transportation & Trading Co. 12,000     82,434
               Six Continents, Plc.                2,453     24,277
               Smiths Industries, Plc.             1,375     13,548
               Tesco, Plc.                        10,804     39,153
               Unilever N.C.                       4,406     36,166
               Vodafone AirTouch, Plc.            85,256    223,037
               Woolworths Group                    3,171      2,187
               WPP Group, Plc.                     1,658     18,339
                                                         ----------
                                                          2,281,993
                                                         ----------
             United States (0.18%)
               Telefonica S.A. (ADR)                 378     15,150
                                                         ----------

             Total Common Stocks (96.48%)
               (Identified cost $9,453,827)               8,226,395
                                                         ----------

      --------------------------------------------------------------------
                                                          Par
      Bonds & Notes                                      Amount
      --------------------------------------------------------------------
      United Kingdom (0.01%)
        British Aerospace, 7.45%, 11/29/03                 $549        820
                                                                ----------

      Total Bonds & Notes (0.01%) (Identified cost $352)               820
                                                                ----------

                -----------------------------------------------
                                                     Percentage
                      Ten Largest Industries          of Total
                      as of December 31, 2001        Net Assets
                -----------------------------------------------
                 1.   Banks                             14.5%
                 2.   Communication Services            11.1
                 3.   Drugs & Health Care                9.7
                 4.   Computers & Business Equipment     5.3
                 5.   Insurance                          4.8
                 6.   Food & Beverages                   4.5
                 7.   Petroleum Services                 4.3
                 8.   Automobiles                        3.2
                 9.   Electric Utilities                 3.2
                10.   Chemicals                          3.0

      --------------------------------------------------------------------
                                                                 Market
      Preferred Stocks                                  Shares   Value
      --------------------------------------------------------------------
      Australia (0.21%)
        News Corp., Ltd.                                 2,593 $    17,322
                                                               -----------
      Belgium (0.00%)
        Fortis                                           2,079          18
                                                               -----------

      Total Preferred Stocks (0.21%) (Identified
        cost $32,043)                                               17,340
                                                               -----------

      Total Investments (96.70%) (Identified cost
        $9,486,222) (a)                                         $8,244,555

        Other net assets (3.30%)                                   281,730
                                                               -----------

      Total Net Assets (100.00%)                                $8,526,285
                                                               ===========

(a) Federal Tax Information:

    At December 31, 2001 the net unrealized depreciation on investments based on cost of $9,486,222 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
              for all investments in which there is an
              excess of value over tax cost            $ 1,067,801
            Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value             (2,309,468)
                                                       -----------
            Net unrealized depreciation                $(1,241,667)
                                                       ===========

(b) Non-income producing security.

Key to Abbreviations:

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.


                See accompanying notes to financial statements.

                                    GACC-47

           General American Capital Company International Index Fund

Statement of Assets & Liabilities

December 31, 2001

       Assets:
        Investments at value                                $ 8,244,555
        Cash                                                    267,256
        Receivable for:
          Dividends and interest                                 24,787
          Foreign taxes                                              10
                                                            -----------
            Total Assets                                      8,536,608
                                                            -----------
       Liabilities:
        Payable for:
          Fund shares redeemed                                    4,148
          Withholding taxes                                         443
        Accrued expenses payable to:
          Conning Asset Management Company                        3,583
          General American Life Insurance Company                 2,149
                                                            -----------
            Total Liabilities                                    10,323
                                                            -----------
        Net Assets                                          $ 8,526,285
                                                            ===========
       Components of Net Assets:
        Capital paid in                                     $ 9,841,286
        Undistributed net investment income                     (12,299)
        Accumulated net realized gains (losses)                 (59,888)
        Unrealized appreciation (depreciation) on
          investments and foreign currency                   (1,242,814)
                                                            -----------
        Net Assets                                          $ 8,526,285
                                                            ===========
       Total shares of capital stock outstanding                493,313
        Net asset value per share (Total net assets divided
          by total shares of capital stock outstanding)     $     17.28
       Identified cost of investments                       $ 9,486,222

Statement of Operations

Year Ended December 31, 2001

           Investment Income:
            Dividends                                  $   177,284(a)
            Interest                                         7,122
                                                       -----------
              Total investment income                      184,406
                                                       -----------
           Expenses:
            Investment management charge                    46,311
            Administrative charge                           27,872
                                                       -----------
              Total expenses                                74,183
                                                       -----------
                Net Investment Income                      110,223
                                                       -----------
           Realized and Unrealized Gain (Loss)
            Realized gain (loss) on:
              Investments--net                             (58,154)
              Foreign currency transactions--net            (2,200)
                                                       -----------
                                                           (60,354)
                                                       -----------
            Unrealized appreciation (depreciation) on:
              Investments--net                          (2,369,980)
              Foreign currency transactions--net            (1,147)
                                                       -----------
                                                        (2,371,127)
                                                       -----------
            Net gain (loss)                             (2,431,481)
                                                       -----------
           Net Increase (Decrease) in Net Assets From
             Operations                                $(2,321,258)
                                                       ===========

(a)  Net of foreign taxes of $1,953
Statement of Changes in Net Assets

                                                                               Year Ended   Year Ended
                                                                              December 31, December 31,
                                                                              ------------ ------------
                                                                                  2001         2000
                                                                              ------------ ------------
From Operations:
   Net investment income                                                      $   110,223  $    84,224
   Net realized gain (loss)                                                       (60,354)   1,808,894
   Unrealized appreciation (depreciation)                                      (2,371,127)  (3,901,594)
                                                                              -----------  -----------
       Increase (decrease) in net assets from operations                       (2,321,258)  (2,008,476)
                                                                              -----------  -----------
From Capital Share Transactions
   Proceeds from sale of shares                                                 1,243,391    1,591,345
   Cost of shares redeemed                                                     (1,366,939)  (2,722,418)
                                                                              -----------  -----------
       Increase (decrease) in net assets from capital share transactions         (123,548)  (1,131,073)
                                                                              -----------  -----------
       Total increase (decrease) in net assets                                 (2,444,806)  (3,139,549)
Net Assets
   Beginning of the year                                                       10,971,091   14,110,640
                                                                              -----------  -----------
   End of the year                                                            $ 8,526,285  $10,971,091
                                                                              ===========  ===========
Undistributed (Overdistributed) Net Investment Income (loss)
   End of the year                                                            $   (12,299) $   (12,299)
                                                                              ===========  ===========
Number of shares of the Fund:
   Issued from the sale of shares                                                  65,160       66,542
   Redeemed                                                                       (73,472)    (114,973)
                                                                              -----------  -----------
   Net Change                                                                      (8,312)     (48,431)
                                                                              ===========  ===========

                See accompanying notes to financial statements.

                                    GACC-48

           General American Capital Company International Index Fund

Financial Highlights

                                                                 Year Ended December 31,
                                                         ---------------------------------------
                                                          2001    2000     1999    1998    1997
                                                         ------  -------  ------- ------- ------

Net Asset Value, Beginning of Year                       $21.87  $ 25.65  $ 19.87 $ 16.60 $16.23
                                                         ------  -------  ------- ------- ------
Income From Investment Operations:
Net investment income                                      0.22     0.15     0.26    0.24   0.26
Net realized and unrealized gain (loss) on investments    (4.81)   (3.93)    5.52    3.03   0.11
                                                         ------  -------  ------- ------- ------
Total from investment operations                          (4.59)   (3.78)    5.78    3.27   0.37
                                                         ------  -------  ------- ------- ------
Net Asset Value, End of Year                             $17.28  $ 21.87  $ 25.65 $ 19.87 $16.60
                                                         ======  =======  ======= ======= ======

Total Return (%)                                          (21.0)   (14.7)    29.1    19.8    2.3

Net assets, end of period (000)                          $8,526  $10,971  $14,111 $10,695 $8,427
Ratio of operating expenses to average net assets (%)      0.80     0.78     0.79    0.80   0.80
Ratio of net investment income to average net assets (%)   1.19     0.67     1.17    1.29   1.53
Portfolio turnover rate (%)                                  17       54       25       5     58



                See accompanying notes to financial statements.

                                    GACC-49

             General American Capital Company Mid-Cap Equity Fund

Management Discussion

The Fund's performance for the fourth quarter and for the full year ended December 31, 2001, returned 20.2% and -26.3%, versus 27.1% and -20.2% for the Russell Mid Cap Growth Index and 18.0% and -0.6% for the S&P 400 Mid Cap Index, respectively.

U.S. equity markets staged a broad rally in the fourth quarter. Smaller-cap stocks and growth stocks were favored while the Technology sector led the market. Both security selection and sector weighting decisions contributed to below-index returns in the fourth quarter. Return comparisons suffered most from our underweight in Technology, from underperformance of our Technology holdings, and from holding cash in a rapidly rising market. Overweights in Financial Services and Utilities were modestly negative, while underweights in Materials and Consumer Staples were modest positives. Returns benefited from good stock selection in Consumer Discretionary, but this was offset by shortfalls in the Health Care, Other Energy, and Producer Durables sectors. Finally, a broad thematic factor contributing to our underperformance was our lower exposure to high beta, volatile names in a sharply rising market.

We have begun repositioning the portfolio to reflect this evolving view. During the fourth quarter we moved Technology closer to neutral from a significant underweight and are continuing to add. We are also reducing our Health Care overweight. We have also begun to increase our weights in Energy and in Insurance, reflecting the improved economic outlook, better pricing opportunities in insurance and commodity price stability in energy. We will also look to add higher growth, higher volatility, higher P/E names back into the portfolio mix to reflect the better expected environment six to twelve months out.

Growth of a $10,000 Investment

                                    [CHART]

                                     Russell Mid Cap       S&P 400
          Mid-Cap Equity Fund          Growth Index     Mid Cap Index
2/1993          10000                    10000             10000
1993            11444                    11499             11252
1994            11349                    11289             10849
1995            13743                    14501             14203
1996            16417                    16893             16928
1997            22074                    20670             22387
1998            21747                    20144             26665
1999            24812                    24426             30590
2000            22005                    23688             35941
2001            16222                    24277             35726


Average Annual Returns

                                              Mid-Cap Equity Fund
          Periods Ended December 31, 2001 1 year  5 years Life of Fund

            Average Annual Returns (*)    (26.3%) (0.2%)      5.6%

             * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-50

             General American Capital Company Mid-Cap Equity Fund

Schedule of Investments - December 31, 2001

             ------------------------------------------------------
                                                           Market
             Common Stocks                        Shares   Value
             ------------------------------------------------------
             Apparel & Textiles (1.02%)
               Jones Apparel Group, Inc. (b)      1,900  $   63,023
                                                         ----------
             Building & Construction (1.11%)
               American Standard Cos., Inc.       1,000      68,230
                                                         ----------
             Business Services (2.96%)
               Concord EFS, Inc. (b)              3,000      98,340
               Paychex, Inc.                      2,400      83,640
                                                         ----------
                                                            181,980
                                                         ----------
             Communication Services (3.73%)
               Adelphia Communications Corp.      3,100      96,658
               Lamar Advertising Co.              1,600      67,744
               Univision Communications, Inc. (b) 1,600      64,736
                                                         ----------
                                                            229,138
                                                         ----------
             Computers & Business Equipment (7.73%)
               Advanced Micro Devices, Inc. (b)   8,400     133,224
               Altera Corp.                       3,100      65,782
               Broadcom Corp.                     1,600      65,392
               Brocade Communications Systems,
                 Inc. (b)                         1,800      59,616
               Polycom, Inc. (b)                    900      30,663
               RF Micro Devices, Inc. (b)         3,700      71,151
               Riverstone Networks, Inc.          3,000      49,800
                                                         ----------
                                                            475,628
                                                         ----------
             Domestic Oil (5.44%)
               Anadarko Petroleum Corp.           1,000      56,850
               EOG Resources, Inc.                2,100      82,131
               Ocean Energy, Inc. (b)             3,900      74,880
               Pogo Producing Co.                 2,400      63,048
               XTO Energy, Inc.                   3,300      57,750
                                                         ----------
                                                            334,659
                                                         ----------
             Drugs & Health Care (24.49%)
               Andrx Corp. (b)                    2,200     154,902
               Biogen, Inc.                       1,700      97,495
               Cytyc Corp. (b)                    3,100      80,910
               Express Scripts, Inc. (b)          2,772     129,619
               Forest Laboratories, Inc. (b)      1,200      98,340
               Genzyme Corp. (b)                  1,300      77,818
               ICN Pharmaceuticals, Inc.          3,900     130,650
               IDEC Pharmaceuticals Corp. (b)       900      62,037
               King Pharmaceuticals, Inc. (b)     1,900      80,047
               Quest Diagnostics, Inc. (b)        1,300      93,223
               Sepracor, Inc. (b)                 2,300     131,238
               Shire Pharmaceuticals Group,
                 Plc. (ADR)(b)                    2,800     102,480
               Sicor, Inc. (b)                    3,700      58,016
               St. Jude Medical, Inc. (b)         1,200      93,180

            -------------------------------------------------------
                                                           Market
            Common Stocks                         Shares   Value
            -------------------------------------------------------
            Drugs & Health Care (continued)
              Wellpoint Health Networks, Inc. (b) 1,000  $  116,850
                                                         ----------
                                                          1,506,805
                                                         ----------
            Electronics (7.97%)
              Flextronics International, Ltd. (b) 3,200      76,768
              Intersil Holding Corp.              1,600      51,600
              Millipore Corp.                     1,400      84,980
              Sanmina Corp.                       4,500      89,550
              Symbol Technologies, Inc.           5,950      94,486
              Waters Corp. (b)                    2,400      93,000
                                                         ----------
                                                            490,384
                                                         ----------
            Financial Services (4.83%)
              Capital One Financial Corp.         1,200      64,740
              Investors Financial Services Corp.  2,100     139,041
              Lehman Brothers Holdings, Inc.      1,400      93,520
                                                         ----------
                                                            297,301
                                                         ----------
            Food & Beverages (2.44%)
              Coca Cola Enterprises, Inc.         3,200      60,608
              Pepsi Bottling Group, Inc.          3,800      89,300
                                                         ----------
                                                            149,908
                                                         ----------
            Hotels & Restaurants (4.31%)
              Brinker International, Inc. (b)     4,300     127,968
              International Game Technology (b)   1,000      68,300
              Tricon Global Restaurants, Inc. (b) 1,400      68,880
                                                         ----------
                                                            265,148
                                                         ----------
            Industrial Machinery (1.13%)
              Roper Industries, Inc.              1,400      69,300
                                                         ----------
            Insurance (2.52%)
              ACE, Ltd.                           2,200      88,330
              RenaissanceRe Holdings, Ltd.          700      66,780
                                                         ----------
                                                            155,110
                                                         ----------
            Medical Laboratories (2.84%)
              Barr Laboratories, Inc. (b)         2,200     174,592
                                                         ----------
            Petroleum Services (1.27%)
              Noble Drilling Corp. (b)            2,300      78,292
                                                         ----------
            Retail (11.09%)
              CDW Computer Centers., Inc. (b)     1,200      64,452
              Circuit City Stores, Inc.           4,300     111,585
              eBay, Inc. (b)                      1,700     113,730
              Kohl's Corp.                        1,300      91,572
              Staples, Inc.                       5,500     102,850
              Starbucks Corp.                     2,800      53,340
              The Talbots, Inc.                   1,900      68,875
              Tiffany & Co.                       2,400      75,528
                                                         ----------
                                                            681,932
                                                         ----------

                                  (continued)

                                    GACC-51

             General American Capital Company Mid-Cap Equity Fund

Schedule of Investments - December 31, 2001

             -----------------------------------------------------
                                                          Market
             Common Stocks                      Shares    Value
             -----------------------------------------------------
             Semiconductors (2.32%)
               Cypress Semiconductor Corp. (b)    3,600 $   71,748
               National Semiconductor Corp.       2,300     70,817
                                                        ----------
                                                           142,565
                                                        ----------
             Software (12.13%)
               Adobe Systems, Inc.                1,700     52,785
               Cadence Design Systems, Inc.
                 (b)                              2,900     63,568
               Citrix Systems, Inc. (b)           2,900     65,714
               Electronic Arts, Inc. (b)          1,400     83,930
               Expedia, Inc. (b)                  2,000     81,220
               Intuit, Inc. (b)                   2,300     98,394
               Mercury Interactive Corp. (b)      1,600     54,368
               Peregrine Systems, Inc. (b)        3,300     48,939
               Sungard Data Systems, Inc. (b)     3,700    107,041
               Symantec Corp. (b)                   500     33,165
               VeriSign, Inc. (b)                 1,500     57,060
                                                        ----------
                                                           746,184
                                                        ----------

             Total Common Stocks (99.33%)
               (Identified cost $5,713,102)              6,110,179
                                                        ----------

             ------------------------------------------------------

             Short Term Investments
             ------------------------------------------------------
             Money Market Funds (2.41%)
               SSGA Funds, 1.82%                148,468    148,468
                                                        ----------

             Total Short Term Investments
               (2.41%) (Identified cost
               $148,468)                                   148,468
                                                        ----------

             Total Investments (101.74%)
               (Identified cost $5,861,570) (a)          6,258,647

               Other Net Assets (-1.74%)                  (107,050)
                                                        ----------

             Total Net Assets (100.00%)                 $6,151,597
                                                        ==========

(a) Federal Tax Information:

   At December 31, 2001 the net unrealized appreciation on investments based on cost of $5,861,570 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation
               for all investments in which there is an
               excess of value over tax cost            $ 604,349
             Aggregate gross unrealized depreciation
               for all investments in which there is an
               excess of tax cost over value             (207,272)
                                                        ---------
             Net unrealized appreciation                $ 397,077
                                                        =========

(b) Non-income producing security.

Key to Abbreviations:

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.


                See accompanying notes to financial statements.

                                    GACC-52

             General American Capital Company Mid-Cap Equity Fund

Statement of Assets & Liabilities

December 31, 2001

       Assets:
        Investments at value                                $ 6,258,647
        Receivable for:
          Securities sold                                       141,004
          Dividends                                               1,004
                                                            -----------
            Total Assets                                      6,400,655
                                                            -----------
       Liabilities:
        Payable for:
          Securities purchased                                  130,624
          Fund shares redeemed                                  115,019
        Accrued expenses payable to:
          Conning Asset Management Company                        2,890
          General American Life Insurance Company                   525
                                                            -----------
            Total Liabilities                                   249,058
                                                            -----------
        Net Assets                                          $ 6,151,597
                                                            ===========
       Components of Net Assets:
        Capital paid in                                     $ 9,280,971
        Undistributed net investment income                       2,081
        Accumulated net realized gains (losses)              (3,528,532)
        Unrealized appreciation (depreciation) on
          investments                                           397,077
                                                            -----------
        Net Assets                                          $ 6,151,597
                                                            ===========

       Total shares of capital stock outstanding                379,181
        Net asset value per share (Total net assets divided
          by total shares of capital stock outstanding)     $     16.22
       Identified cost of investments                       $ 5,861,570

Statement of Operations

Year Ended December 31, 2001

           Investment Income:
            Dividends                                  $    22,033(a)
            Interest                                        14,885
                                                       -----------
              Total investment income                       36,918
                                                       -----------
           Expenses:
            Investment management charge                    35,318
            Administrative charge                            6,422
                                                       -----------
              Total expenses                                41,740
                                                       -----------
                Net Investment Loss                         (4,822)
                                                       -----------
           Realized and Unrealized Gain (Loss)
            Realized gain (loss) on:
              Investments--net                          (3,167,016)
            Unrealized appreciation (depreciation) on:
              Investments--net                           1,081,172
                                                       -----------
            Net gain (loss)                             (2,085,844)
                                                       -----------
           Net Increase (Decrease) in Net Assets
             From Operations                           $(2,090,666)
                                                       ===========

(a)  Net of foreign taxes of $14
Statement of Changes in Net Assets

                                                                               Year Ended   Year Ended
                                                                              December 31, December 31,
                                                                              ------------ ------------
                                                                                  2001         2000
                                                                              ------------ ------------
From Operations:
   Net investment income (loss)                                               $    (4,822) $    38,940
   Net realized gain (loss)                                                    (3,167,016)   2,405,762
   Unrealized appreciation (depreciation)                                       1,081,172   (3,450,918)
                                                                              -----------  -----------
       Increase (decrease) in net assets from operations                       (2,090,666)  (1,006,216)
                                                                              -----------  -----------
From Capital Share Transactions
   Proceeds from sale of shares                                                 2,097,314    2,152,379
   Cost of shares redeemed                                                     (1,540,568)  (3,358,931)
                                                                              -----------  -----------
       Increase (decrease) in net assets from capital share transactions          556,746   (1,206,552)
                                                                              -----------  -----------
       Total increase (decrease) in net assets                                 (1,533,920)  (2,212,768)
Net Assets
   Beginning of the year                                                        7,685,517    9,898,285
                                                                              -----------  -----------
   End of the year                                                            $ 6,151,597  $ 7,685,517
                                                                              ===========  ===========
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $     2,081  $     2,081
                                                                              ===========  ===========
Number of shares of the Fund:
   Issued from the sale of shares                                                 119,970       85,721
   Redeemed                                                                       (90,035)    (135,409)
                                                                              -----------  -----------
   Net Change                                                                      29,935      (49,688)
                                                                              ===========  ===========

                See accompanying notes to financial statements.

                                    GACC-53

             General American Capital Company Mid-Cap Equity Fund

Financial Highlights

                                                                Year Ended December 31,
                                                         -------------------------------------
                                                          2001    2000    1999   1998    1997
                                                         ------  ------  ------ ------  ------

Net Asset Value, Beginning of Year                       $22.01  $24.81  $21.75 $22.07  $16.42
                                                         ------  ------  ------ ------  ------
Income From Investment Operations:
Net investment income (loss)                              (0.01)   0.10    0.02   0.03    0.16
Net realized and unrealized gain (loss) on investments    (5.78)  (2.90)   3.04  (0.35)   5.49
                                                         ------  ------  ------ ------  ------
Total from investment operations                          (5.79)  (2.80)   3.06  (0.32)   5.65
                                                         ------  ------  ------ ------  ------
Net Asset Value, End of Year                             $16.22  $22.01  $24.81 $21.75  $22.07
                                                         ======  ======  ====== ======  ======

Total Return (%)                                          (26.3)  (11.3)   14.1   (1.5)   34.5

Net assets, end of period (000)                          $6,152  $7,686  $9,898 $8,533  $6,852
Ratio of operating expenses to average net assets (%)      0.65    0.66    0.64   0.65    0.65
Ratio of net investment income to average net assets (%)  (0.08)   0.42    0.08   0.13    0.81
Portfolio turnover rate (%)                                 143     194      24     34      62



                See accompanying notes to financial statements.

                                    GACC-54

            General American Capital Company Small-Cap Equity Fund

Management Discussion

The Fund returned 22.3% for the fourth quarter, compared to 16.7% and 21.1% for the Russell 2000 Value and the Russell 2000 Index, respectively. For the full year ended December 31, 2001, the fund returned 17.1% compared to 14.0% and 2.5% for the Russell 2000 Value Index and the Russell 2000 Index, respectively.

U.S. equity markets staged a broad rally in the fourth quarter. Smaller-cap stocks and growth stocks were favored while the Technology sector led the market. Both security selection and sector weighting decisions and a cyclical bias, which hurt third quarter performance, helped fourth quarter portfolio returns. An underweight to underperforming bank, S&L, and REIT industries and emphasis on property & casualty insurers significantly aided Financial Services performance comparisons. Security selection was strong across a majority of sectors, particularly Financial Services, Transportation, and Health Care.
An underweight in a strong Technology sector, augmented by concentration in lagging electronic industries dampened returns.

We are maintaining overweights in property & casualty insurers, semiconductor capital equipment manufacturers, and energy producers. We enter the new year with slightly higher exposure to the Transportation and Materials sectors and a lower weight in Financial Services than at September 30. We continue to be substantially underweight in Financial Services, modestly underweight in Consumer Staples, Technology, and Utilities, and modestly overweight in Transportation, Consumer Discretionary, Energy, and Producer Durables, although we do not set sector weights relative to the benchmark. We will continue to focus on stocks whose market capitalizations are in the range of the Russell 2000 Value index and have quality franchises, inexpensive valuations, and multiple price appreciation drivers.

Growth of a $10,000 Investment

                                    [CHART]

                                Russell 2000 Small
        Small-Cap Equity Fund     Stocks Index
5/1997        10000                   10000
1997          13103                   12868
1998          11822                   12540
1999          11357                   15206
2000          12186                   14746
2001          14276                   15113

Average Annual Returns

                                             Small-Cap Equity Fund
          Periods Ended December 31, 2001 1 year            Life of Fund

            Average Annual Returns (*)    17.1%                 7.9%

             * Net of charges

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.

                                    GACC-55

            General American Capital Company Small-Cap Equity Fund

Schedule of Investments - December 31, 2001


            --------------------------------------------------------
                                                           Market
            Common Stocks                        Shares    Value
            --------------------------------------------------------
            Aerospace & Defense (2.15%)
              Alliant Techsystems, Inc. (b)        3,862 $   298,146
              BE Aerospace, Inc.                  18,000     165,060
              Ladish, Inc. (b)                    67,500     737,100
              Precision Castparts Corp.            5,000     141,250
              United Defense Industries, Inc.      1,900      39,995
                                                         -----------
                                                           1,381,551
                                                         -----------
            Air Travel (1.51%)
              Airnet Systems, Inc.                29,600     243,904
              Mesa Air Group, Inc. (b)            97,000     729,440
                                                         -----------
                                                             973,344
                                                         -----------
            Automobiles (1.12%)
              Dollar Thrifty Automotive
                Group (b)                         18,600     288,300
              Navistar International Corp.        11,000     434,500
                                                         -----------
                                                             722,800
                                                         -----------
            Auto Parts (8.01%)
              American Axle & Manufacturing
                Holdings, Inc. (b)                57,100   1,220,798
              Borg Warner Automotive, Inc. (b)    39,865   2,082,946
              Hawk Corp.                          28,800     103,680
              Intier Automotive, Inc               3,200      40,736
              Lear Corp. (b)                      44,800   1,708,672
                                                         -----------
                                                           5,156,832
                                                         -----------
            Banks (1.59%)
              Silicon Valley Bancshares (b)       20,200     539,946
              Staten Island Bancorp, Inc. (b)     29,600     482,776
                                                         -----------
                                                           1,022,722
                                                         -----------
            Broadcasting (1.03%)
              Cox Radio, Inc.                     12,000     305,760
              Westwood One, Inc.                  12,000     360,600
                                                         -----------
                                                             666,360
                                                         -----------
            Building & Construction (2.48%)
              Dal Tile International, Inc. (b)     1,900      44,175
              Elcor Chemical Corp.                45,000   1,250,550
              Nortek, Inc. (b)                    10,800     301,320
                                                         -----------
                                                           1,596,045
                                                         -----------
            Business Services (2.00%)
              Arbitron, Inc. (b)                  13,800     471,270
              Hall Kinion & Associates, Inc. (b)   7,200      67,536
              NCO Group, Inc. (b)                 17,600     403,040
              Steelcase, Inc.                     23,600     347,392
                                                         -----------
                                                           1,289,238
                                                         -----------
            Chemicals (6.26%)
              Agrium, Inc. (ADR)                 121,410   1,286,946
              Methanex Corp.                     234,650   1,299,961
              Minerals Technologies, Inc.         28,500   1,329,240

           ---------------------------------------------------------
                                                           Market
           Common Stocks                          Shares   Value
           ---------------------------------------------------------
           Chemicals (continued)
             PolyOne Corp.                        11,600 $   113,680
                                                         -----------
                                                           4,029,827
                                                         -----------
           Communications (1.02%)
             Newpark Resources, Inc. (b)          26,600     210,140
             WH Energy Services, Inc.             23,300     443,865
                                                         -----------
                                                             654,005
                                                         -----------
           Communication Services (2.27%)
             A.H. Belo Corp.                      30,000     562,500
             Catalina Marketing Corp. (b)          6,400     222,080
             Hollinger International, Inc.        50,000     585,000
             Interep National Radio Sales, Inc.   20,000      94,000
                                                         -----------
                                                           1,463,580
                                                         -----------
           Computers & Business Equipment (3.58%)
             Actel Corp. (b)                      28,100     559,471
             ATMI, Inc. (b)                       16,700     398,295
             Axcelis Technologies, Inc.            8,100     104,409
             Brooks Automation, Inc. (b)           5,000     203,350
             Globespan Virata, Inc.                9,200     119,140
             Kulicke & Soffa Industries, Inc. (b) 17,300     296,695
             MCK Communications, Inc. (b)         11,800      17,464
             Plantronics, Inc. (b)                19,500     499,980
             Sandisk Corp. (b)                     7,500     108,000
                                                         -----------
                                                           2,306,804
                                                         -----------
           Conglomerates (0.70%)
             General Maritime Corp.               10,900     109,000
             Gentek, Inc.                         29,200      49,932
             Nova Measuring Instruments, Ltd.      4,400      18,700
             Valmont Industries, Inc.             18,900     273,294
                                                         -----------
                                                             450,926
                                                         -----------
           Containers & Glass (0.97%)
             Packaging Corp of America (b)        34,400     624,360
                                                         -----------
           Domestic Oil (5.88%)
             Cabot Oil & Gas Corp. (b)            42,000   1,010,100
             Core Laboratories N.V. (ADR)            700       9,814
             Ocean Energy, Inc. (b)               93,765   1,800,288
             Patina Oil & Gas Corp.                6,500     178,750
             Stone Energy Corp. (b)                4,700     185,650
             XTO Energy, Inc.                     34,500     603,750
                                                         -----------
                                                           3,788,352
                                                         -----------
           Drugs & Health Care (7.04%)
             Aradigm Corp. (b)                    23,800     168,980
             Arthrocare Corp. (b)                  9,700     173,921
             Aspect Medical Systems, Inc.         30,500     305,000
             Coherent, Inc. (b)                   22,200     686,424
             DaVita, Inc. (b)                     63,270   1,546,951
             Dynacare, Inc. (ADR)                  4,800      81,072

                                  (continued)

                                    GACC-56

            General American Capital Company Small-Cap Equity Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                         Market
              Common Stocks                     Shares   Value
              ----------------------------------------------------
              Drugs & Health Care (continued)
                Sangstat Medical Corp. (b)      63,270 $ 1,242,623
                Sepracor, Inc. (b)               5,800     330,948
                                                       -----------
                                                         4,535,919
                                                       -----------
              Electrical Equipment (4.15%)
                BEI Technologies, Inc.          49,300     859,792
                Benchmark Electronics, Inc. (b) 15,000     284,400
                MKS Instruments, Inc. (b)       27,100     732,513
                Opticnet, Inc.                   5,350         428
                Penn Engineering &
                  Manufacturing Corp.           20,500     343,375
                Plug Power, Inc.                 2,300      20,102
                Technitrol, Inc. (b)            11,100     306,582
                Triumph Group, Inc. (b)          3,800     123,500
                                                       -----------
                                                         2,670,692
                                                       -----------
              Electric Utilities (0.15%)
                Allegheny Energy, Inc.             700      25,354
                Black Hills Corp. (b)            2,100      71,064
                                                       -----------
                                                            96,418
                                                       -----------
              Electronics (2.43%)
                Kemet Corp. (b)                 28,600     507,650
                SBS Technologies, Inc. (b)      14,700     214,179
                Teledyne Technologies, Inc. (b) 20,000     325,800
                Therma Wave, Inc. (b)           30,000     447,600
                Veeco Industries, Inc. (b)       2,000      72,100
                                                       -----------
                                                         1,567,329
                                                       -----------
              Financial Services (0.54%)
                Moody's Corp.                    8,700     346,782
                                                       -----------
              Food & Beverages (0.81%)
                Bunge, Ltd. (ADR)                4,400     102,432
                Del Monte Foods Co. (b)         24,600     209,346
                Zapata Corp.                     7,350     213,150
                                                       -----------
                                                           524,928
                                                       -----------
              Gas & Pipeline Utilities (1.35%)
                Sierra Pacific Resources (b)    16,550     249,078
                Western Resources, Inc.         36,200     622,640
                                                       -----------
                                                           871,718
                                                       -----------
              Hotels & Restaurants (8.55%)
                Argosy Gaming Corp. (b)         37,200   1,209,744
                Harrah Entertainment, Inc. (b)  51,100   1,891,211
                Mandalay Resort Group (b)       95,000   2,033,000
                Station Casinos, Inc. (b)       33,600     375,984
                                                       -----------
                                                         5,509,939
                                                       -----------
              Household Appliances & Home Furnishings (0.50%)
                Furniture Brands International,
                  Inc. (b)                      10,000     320,200
                                                       -----------

            -------------------------------------------------------
                                                          Market
            Common Stocks                       Shares    Value
            -------------------------------------------------------
            Industrial Machinery (5.28%)
              Chase Industries, Inc.             35,100 $   321,165
              Cognex Corp.                        6,000     153,660
              Denison International, Plc.
                (ADR)                            34,700     574,632
              Global Power Equipment Group,
                Inc.                                900      13,545
              JLG Industries, Inc.               68,100     725,265
              Manitowoc, Inc.                     3,700     115,070
              NS Group, Inc. (b)                 16,000     119,680
              Osmonics, Inc. (b)                 28,800     403,776
              Penn Engineering Manufacturing
                Corp.                            42,400     704,264
              Titan International, Inc.          56,500     267,810
                                                        -----------
                                                          3,398,867
                                                        -----------
            Insurance (6.72%)
              ACE, Ltd.                          35,150   1,411,273
              Everest Reinsurance Group, Ltd.    13,200     933,240
              Fidelity National Financial, Inc.   6,600     163,680
              Landamerica Financial Group,
                Inc.                             10,200     292,740
              Odyssey Re Holdings Corp.           8,100     143,370
              PartnerRe, Ltd. (ADR)              19,100   1,031,400
              RenaissanceRe Holdings, Ltd.        3,700     352,980
                                                        -----------
                                                          4,328,683
                                                        -----------
            Leisure (5.77%)
              Championship Auto Racing
                Teams, Inc. (b)                  20,000     321,800
              International Game Technology (b)  42,400   2,895,920
              Steinway Musical Instruments,
                Inc. (b)                         30,000     498,300
                                                        -----------
                                                          3,716,020
                                                        -----------
            Mining (1.29%)
              Cleveland Cliffs, Inc.              9,000     164,700
              Peabody Energy Corp.               10,800     304,452
              Phelps Dodge Corp.                  8,500     275,400
              UCAR International, Inc. (b)        7,900      84,530
                                                        -----------
                                                            829,082
                                                        -----------
            Railroads & Equipment (2.00%)
              Wabtec Corp.                      104,500   1,285,350
                                                        -----------
            Retail (0.95%)
              Big Lots, Inc.                     20,000     208,000
              Whitehall Jewellers, Inc.          30,000     329,700
              Wilsons The Leather Experts (b)     6,400      73,024
                                                        -----------
                                                            610,724
                                                        -----------

                                  (continued)

                                    GACC-57

            General American Capital Company Small-Cap Equity Fund

Schedule of Investments - December 31, 2001

              ----------------------------------------------------
                                                        Market
              Common Stocks                  Shares     Value
              ----------------------------------------------------
              Semiconductors (2.52%)
                On Semiconductor Corp. (b)     18,600 $    38,502
                Varian Semiconductor
                  Equipment, Inc. (b)          45,800   1,584,222
                                                      -----------
                                                        1,622,724
                                                      -----------
              Shipbuilding (0.43%)
                OMI Corp.                      70,000     278,600
                                                      -----------
              Software (4.08%)
                Earthlink, Inc.(b)              6,600      80,322
                Entergris, Inc.                41,100     450,456
                Micros Systems, Inc.           30,500     765,550
                ProQuest Co.                   34,200   1,159,722
                Versicor, Inc.                  8,400     170,940
                                                      -----------
                                                        2,626,990
                                                      -----------
              Trucking & Freight Forwarding (0.22%)
                EGL, Inc.                      10,000     139,500
                                                      -----------
              Utilities (0.54%)
                Canadian 88 Energy Corp.
                  (ADR)                       299,100     349,947
                                                      -----------

              Total Common Stocks (95.89%)
                (Identified cost $50,928,602)          61,757,158
                                                      -----------

              ----------------------------------------------------
              Short Term Investments
              ----------------------------------------------------
              Money Market Funds (4.44%)
                SSGA Funds, 1.82%           2,862,617   2,862,617
                                                      -----------

              Total Short Term Investments (4.44%)
                (Identified cost $2,862,617)            2,862,617
                                                      -----------

              Total Investments (100.33%)
                (Identified cost $53,791,219) (a)      64,619,775

                Other Net Assets (-0.33%)                (213,990)
                                                      -----------

              Total Net Assets (100.00%)              $64,405,785
                                                      ===========

(a) Federal Tax Information:

   At December 31, 2001 the net unrealized appreciation on investments based on cost of $53,791,219 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
              for all investments in which there is an
              excess of value over tax cost            $13,648,015
            Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value             (2,819,459)
                                                       -----------
            Net unrealized appreciation                $10,828,556
                                                       ===========

(b) Non-income producing security.

Key to Abbreviations:

ADR- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    GACC-58

            General American Capital Company Small-Cap Equity Fund

Statement of Assets & Liabilities

December 31, 2001

           Assets:
            Investments at value                        $64,619,775
            Receivable for:
              Securities sold                                62,560
              Dividends                                      33,730
                                                        -----------
                Total Assets                             64,716,065
                                                        -----------
           Liabilities:
            Payable for:
              Securities purchased                              814
              Fund shares redeemed                          266,989
            Accrued expenses payable to:
              Conning Asset Management Company               39,822
              General American Life Insurance Company         2,655
                                                        -----------
                Total Liabilities                           310,280
                                                        -----------
            Net Assets                                  $64,405,785
                                                        ===========
           Components of Net Assets:
            Capital paid in                             $54,853,908
            Undistributed net investment income              48,501
            Accumulated net realized gains (losses)      (1,325,180)
            Unrealized appreciation (depreciation) on
              investments                                10,828,556
                                                        -----------
            Net Assets                                  $64,405,785
                                                        ===========

           Total shares of capital stock outstanding      1,224,469
            Net asset value per share (Total net assets
              divided by total shares of capital stock
              outstanding)                              $     52.60
           Identified cost of investments               $53,791,219

Statement of Operations

Year Ended December 31, 2001

           Investment Income:
            Dividends                                  $ 392,537 (a)
            Interest                                       53,401
                                                       ----------
              Total investment income                     445,938
                                                       ----------
           Expenses:
            Investment management charge                  512,494
            Administrative charge                          34,166
                                                       ----------
              Total expenses                              546,660
                                                       ----------
                Net Investment loss                      (100,722)
                                                       ----------
           Realized and Unrealized Gain (Loss)
            Realized gain (loss) on:
              Investments--net                          2,936,963
            Unrealized appreciation (depreciation) on:
              Investments--net                          6,279,370
                                                       ----------
            Net gain (loss)                             9,216,333
                                                       ----------
            Net Increase (Decrease) in Net Assets From
              Operations                               $9,115,611
                                                       ==========

(a)  Net of foreign taxes of $19
Statement of Changes in Net Assets

                                                                               Year Ended    Year Ended
                                                                              December 31,  December 31,
                                                                              ------------  ------------
                                                                                  2001          2000
                                                                              ------------  ------------
From Operations:
   Net investment income (loss)                                               $   (100,722) $    977,910
   Net realized gain (loss)                                                      2,936,963     2,129,121
   Unrealized appreciation (depreciation)                                        6,279,370     2,131,404
                                                                              ------------  ------------
       Increase (decrease) in net assets from operations                         9,115,611     5,238,435
                                                                              ------------  ------------
From Capital Share Transactions
   Proceeds from sale of shares                                                 14,190,301    13,768,498
   Cost of shares redeemed                                                     (34,911,937)  (16,479,384)
                                                                              ------------  ------------
       Increase (decrease) in net assets from capital share transactions       (20,721,636)   (2,710,886)
                                                                              ------------  ------------
       Total increase (decrease) in net assets                                 (11,606,025)    2,527,549
Net Assets
   Beginning of the year                                                        76,011,810    73,484,261
                                                                              ------------  ------------
   End of the year                                                            $ 64,405,785  $ 76,011,810
                                                                              ============  ============
Undistributed (Overdistributed) Net Investment Income
   End of the year                                                            $     48,501  $     48,501
                                                                              ============  ============
Number of shares of the Fund:
   Issued from the sale of shares                                                  292,409       332,654
   Redeemed                                                                       (760,955)     (395,873)
                                                                              ------------  ------------
   Net Change                                                                     (468,546)      (63,219)
                                                                              ============  ============

                See accompanying notes to financial statements.

                                    GACC-59

            General American Capital Company Small-Cap Equity Fund

Financial Highlights

                                                                                     May 1, 1997(a)
                                                                                        through
                                                       Year Ended December 31,        December 31,
                                                  ---------------------------------  --------------
                                                   2001     2000    1999     1998         1997
                                                  -------  ------- -------  -------  --------------

Net Asset Value, Beginning of Year                $ 44.90  $ 41.84 $ 43.55  $ 48.27     $ 36.84
                                                  -------  ------- -------  -------     -------
Income From Investment Operations:
Net investment income (loss)                        (0.07)    0.57    0.38     0.35        0.29
Net realized and unrealized gain (loss) on
  investments                                        7.77     2.49   (2.09)   (5.07)      11.14
                                                  -------  ------- -------  -------     -------
Total from investment operations                     7.70     3.06   (1.71)   (4.72)      11.43
                                                  -------  ------- -------  -------     -------
Net Asset Value, End of Year                      $ 52.60  $ 44.90 $ 41.84  $ 43.55     $ 48.27
                                                  =======  ======= =======  =======     =======

Total Return (%)                                     17.1      7.3    (3.9)    (9.8)      31.0 (b)

Net assets, end of period (000)                   $64,406  $76,012 $73,484  $72,994     $77,646
Ratio of operating expenses to average net assets
  (%) (d)                                            0.80     0.44    0.30     0.30       0.30 (c)
Ratio of net investment income to average net
  assets (%)                                        (0.15)    1.35    0.89     0.76       0.97 (c)
Portfolio turnover rate (%)                            35      187      23       19          24(c)

(a)  Commencement of operations.
(b)  Not computed on annualized basis.
(c)  Computed on annualized basis.
(d) On September 20, 2000, the shareholders of the Fund approved a change in the fees paid to the advisor. The advisory fee was increased from 0.25 percent to a graduated fee of 0.75 percent for the first $250 million of assets, 0.65 percent for the next $500 million, and 0.60 above $750 million.




                See accompanying notes to financial statements.

                                    GACC-60

                       GENERAL AMERICAN CAPITAL COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2001

Note 1--Organization
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company. The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S&P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of December 31, 2001, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Incorporated, which is a subsidiary of General American, Security Equity Life Insurance Company (Security Equity), MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (collectively MetLife Investors), all of which are wholly owned subsidiaries of General American. General American is wholly owned by GenAmerican Corporation, which is wholly owned by Metropolitan Life Insurance Company (MetLife).

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investments:
   Common stocks of domestic companies traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued based on the closing sale price on the principal trading markets, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. Repurchase Agreements:
   Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C. Foreign Currency Translations:
   Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

   In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at December 31, resulting from changes in the exchange rate.

D. Derivative Financial Instruments:
   A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

   The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

                                    GACC-61

   Forward Foreign Currency Contracts:
   The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets and liabilities being hedged. At December 31, 2001 the Company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

   Futures Contracts:
   A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S&P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

   At December 31, 2001 the Company had no open U.S. Treasury Bond nor S&P 500 Index futures contracts.

E. Investment Transactions and Related Investment Income:
   Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and discount are recorded on an accrual basis.

   The "specific identification" method is used to determine the cost of securities sold.

F. Federal Income Taxes and Distributions to Shareholders:
   No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At December 31, 2001, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $1,238,428. Of this amount, $203,573, $182,350, $230,746, and $621,759 will expire on December 31, 2002, 2003,
   2007, and 2008, respectively.

   The following Funds have capital loss carryforwards for tax purposes which will expire on December 31, 2009: Money Market Fund $468; Asset Allocation Fund $2,368,464; International Index Fund $59,888 and Mid-Cap Equity Fund $3,167,016.

G. Consent Dividends:
   The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H. Use of Estimates:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                                    GACC-62

Note 3--Management and Administrative Fees
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (the Investment Advisor) with respect to all of its Funds. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily by each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, were:

                           Management
                          Fees Earned
                           by Adviser     Current
                            For the       Annual
                           Year Ended   Percentage        Based on Funds
                          December 31, Rates Paid to      Average Daily
 Funds                        2001        Adviser     Net Asset Value Levels
 -----                    ------------ ------------- -------------------------
 S&P 500 Index Fund         $563,746       0.100%    Of the first $500 million
                                           0.080%    Of the next $250 million
                                           0.050%    Of amounts in excess
                                                     of $750 million
 Money Market Fund           366,062       0.125%    Of all assets
 Bond Index Fund             291,901       0.250%    Of all assets
 Managed Equity Fund         156,350       0.400%    Of the first $10 million
                                           0.300%    Of the next $20 million
                                           0.250%    Of amounts in excess of
                                                     $30 million
 Asset Allocation Fund       561,282       0.500%    Of all assets
 International Index Fund     46,311       0.500%    Of the first $10 million
                                           0.400%    Of the next $10 million
                                           0.300%    Of amounts in excess of
                                                     $20 million
 Mid-Cap Equity Fund          35,318       0.550%    Of the first $10 million
                                           0.450%    Of the next $10 million
                                           0.400%    Of amounts in excess of
                                                     $20 million
 Small-Cap Equity Fund       512,494       0.750%    Of the first $250 million
                                           0.650%    Of the next $500 million
                                           0.600%    Of amounts in excess of
                                                     $750 million

On September 19, 2000 the shareholders of the Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund approved changes in advisory fees which will become effective on January 6, 2002. The changes in advisory fees are summarized below:

                             Annual
                           Percentage
                        Rates to be Paid
                           To Adviser               Based on Funds
                           Effective                Average Daily
  Funds                 January 6, 2002         Net Asset Value Levels
  -----                 ----------------        ----------------------
  Managed Equity Fund..      0.500%      Of the first $250 million
                             0.450%      Of the next $500 million
                             0.350%      Of amounts in excess of $750 million
  Asset Allocation Fund      0.550%      Of the first $500 million
                             0.450%      Of the next $500 million
                             0.400%      Of amounts in excess of $1 billion
  Mid-Cap Equity Fund..      0.550%      Of the first $250 million
                             0.500%      Of the next $500 million
                             0.450%      Of amounts in excess of $750 million

All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and MetLife Investors.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

                                     Annual                              Annual
                                   Percentage                          Percentage
Funds                                Rates             Funds             Rates
-----                              ----------          -----           ----------
S&P 500 Index Fund                   0.05%    Asset Allocation Fund      0.10%
Money Market Fund                    0.08%    International Index Fund   0.30%
Bond Index Fund                      0.05%    Mid-Cap Equity Fund        0.10%
Managed Equity Fund                  0.10%    Small-Cap Equity Fund      0.05%

Note 4--Sub-Advisory Fees
Effective September 20, 2000 the Investment Advisor engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund. As compensation for its services to the Company, the Adviser shall pay the Sub-Adviser the monthly compensation based on an annual percentage of the average daily value of the net assets of the Sub-Advised Funds as shown below:

                                 Management        Current
                               Fees Earned by      Annual
                               Sub-Adviser For   Percentage        Based on Funds
                               the Year Ended   Rates Paid to      Average Daily
Funds                         December 31, 2001  Sub-Adviser   Net Asset Value Levels
-----                         ----------------- -------------  ----------------------
Managed Equity Fund               $156,350         0.400%     Of the first $10 million
                                                   0.300%     Of the next $20 million
                                                   0.250%     Of amounts in excess of
                                                               $30 million
Asset Allocation Fund              561,282         0.500%     Of the first $500 million
                                                   0.400%     Of the next $500 million
                                                   0.350%     Of amounts in excess of
                                                               $1 billion
Mid-Cap Equity Fund                 28,897         0.450%     Of the first $20 million
                                                   0.400%     Of the next $730 million
                                                   0.350%     Of amounts in excess of
                                                               $750 million
Small-Cap Equity Fund              444,161         0.650%     Of the first $250 million
                                                   0.600%     Of the next $500 million
                                                   0.550%     Of amounts in excess of
                                                               $750 million

On September 19, 2000 the shareholders of the Managed Equity Fund and Mid-Cap Equity Fund approved changes in sub-advisory fees which will become effective on January 6, 2002. The changes in sub-advisory fees are summarized below:

                                      Annual
                                    Percentage
                                 Rates to be Paid
                                  To Sub-Adviser       Based on Funds
                                    Effective          Average Daily
     Funds                       January 6, 2002   Net Asset Value Levels
     -----                       ----------------  ----------------------
     Managed Equity Fund              0.400%      Of the first $250 million
                                      0.350%      Of the next $500 million
                                      0.300%      Of amounts in excess of
                                                   $750 million
     Mid-Cap Equity Fund              0.450%      Of the first $250 million
                                      0.400%      Of the next $500 million
                                      0.350%      Of amounts in excess of
                                                   $750 million


                                    GACC-63

Note 5--Investments
For the year ended December 31, 2001, purchases and sales of securities (excluding short-term investments) for each of the Funds were as follows:

                                      Purchases                 Sales
                               ----------------------- ------------------------
                                  U.S.                    U.S.
 Funds                         Government     Other    Government     Other
 -----                         ----------- ----------- ----------- ------------
 S&P 500 Index Fund            $         0 $68,565,421 $         0 $132,804,198
 Bond Index Fund                45,389,468  26,222,796  35,460,172   14,519,132
 Managed Equity Fund                     0  43,122,319           0   57,145,237
 Asset Allocation Fund          38,490,548  99,459,076  54,435,676  117,587,341
 International Index Fund                0   1,581,999           0    1,816,657
 Mid-Cap Equity Fund                     0  10,296,932           0    8,781,270
 Small-Cap Equity Fund                   0  23,377,812           0   29,310,791

Note 6--Capital Stock
As of December 31, 2001, in the aggregate, there were five hundred million (500,000,000) shares of $0.01 par value capital stock authorized.


                                    GACC-64

                         Independent Auditors' Report

The Shareholders and Board of Directors
General American Capital Company:

We have audited the statements of assets and liabilities, including the schedules of investments, of General American Capital Company (the Company) comprising the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity and Small-Cap Equity Funds, as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising General American Capital Company as of December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 12, 2002

                                    GACC-65

                       GENERAL AMERICAN CAPITAL COMPANY

                               December 31, 2001

MANAGEMENT OF THE COMPANY

The directors and officers of the Company, their addresses, their positions with the Company, and their principal occupations for the past five years are set forth below:

                                    Position
                                   Held With   Position
Name and Address               Age Registrant Held Since Principal Occupations During the Past Five Years
----------------               --- ---------- ---------- ------------------------------------------------

Theodore M. Armstrong          62  Director      1990    Senior Vice President-Finance & Administration
424 South Woods Mill Road                                & CFO, Angelica Corp., St. Louis, MO.
Chesterfield, MO 63017-3406                              (Uniform manufacture & sale, & laundry).

Alan C. Henderson              56  Director      1989    President & CEO, RehabCare Group, Inc., St.
7733 Forsyth Blvd., Suite 1700                           Louis, MO (Disability rehabilitation business).
St. Louis, MO 63105

Matthew P. McCauley *          60  President     1986    General Counsel, Vice President & Secretary,
700 Market Street                  & Director            GenAmerica Financial Corporation and General
St. Louis, MO 63101                                      American Life Insurance Company, St. Louis,
                                                         MO, January 2001 to present. Associate General
                                                         Counsel & Vice President, GenAmerica
                                                         Financial Corporation and General American
                                                         Life Insurance Company, St. Louis, MO, January
                                                         1995 to January 2001.

Harry E. Rich                  62  Director      1993    Retired as Executive Vice President & CFO,
101 Fair Oaks                                            Brown Group Inc., St. Louis, MO, December
St. Louis, MO 63124                                      1999.

Timothy J. Klopfenstein *      45  Treasurer     2001    Vice President & CFO, General American Life
13045 Tesson Ferry Road                                  Insurance Company, St. Louis, MO.
St. Louis, MO 63128

Christopher A. Martin *        39  Secretary     1998    Senior Counsel, Metropolitan Life Insurance
501 Boyston Street                                       Company, 2001 to present, Boston, MA,
Boston, MA 02116                                         Counsel, General American Life Insurance
                                                         Company, 1996 to 2001, St. Louis, MO.

* Denotes those who are "interested persons" (as defined by the Investment Company Act of 1940).

INVESTMENT ADVISOR
   Conning Asset Management Company
   State Street Research Management

CUSTODIAN
   State Street Bank and Trust Company

LEGAL COUNSEL
   Stephen E. Roth
   Sutherland, Asbill & Brennan, Washington D.C.

INDEPENDENT AUDITORS
   Deloitte & Touche LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                                    GACC-66

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